UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00945

Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

ANNUAL REPORT
VIRTUS EQUITY TRUST

September 30, 2022
Virtus KAR Capital Growth Fund
Virtus KAR Equity Income Fund
Virtus KAR Global Quality Dividend Fund
Virtus KAR Mid-Cap Core Fund
Virtus KAR Mid-Cap Growth Fund
Virtus KAR Small-Cap Core Fund
Virtus KAR Small-Cap Growth Fund
Virtus KAR Small-Cap Value Fund
Virtus KAR Small-Mid Cap Core Fund
Virtus KAR Small-Mid Cap Growth Fund
Virtus KAR Small-Mid Cap Value Fund
Virtus SGA Emerging Markets Growth Fund
Virtus SGA Global Growth Fund*
Virtus SGA New Leaders Growth Fund
Virtus Tactical Allocation Fund*
*Prospectus supplement applicable to this fund appears at the back of this annual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Message to Shareholders		1
Disclosure of Fund Expenses		2
Key Investment Terms		6
Fund	Fund Summary	Schedule of Investments
Virtus KAR Capital Growth Fund (“KAR Capital Growth Fund”)	10	62
Virtus KAR Equity Income Fund (“KAR Equity Income Fund”)	13	63
Virtus KAR Global Quality Dividend Fund (“KAR Global Quality Dividend Fund”)	16	64
Virtus KAR Mid-Cap Core Fund (“KAR Mid-Cap Core Fund”)	19	66
Virtus KAR Mid-Cap Growth Fund (“KAR Mid-Cap Growth Fund”)	23	67
Virtus KAR Small-Cap Core Fund (“KAR Small-Cap Core Fund”)	26	69
Virtus KAR Small-Cap Growth Fund (“KAR Small-Cap Growth Fund”)	30	70
Virtus KAR Small-Cap Value Fund (“KAR Small-Cap Value Fund”)	34	72
Virtus KAR Small-Mid Cap Core Fund (“KAR Small-Mid Cap Core Fund”)	38	73
Virtus KAR Small-Mid Cap Growth Fund (“KAR Small-Mid Cap Growth Fund”)	42	74
Virtus KAR Small-Mid Cap Value Fund (“KAR Small-Mid Cap Value Fund”)	45	75
Virtus SGA Emerging Markets Growth Fund (“SGA Emerging Markets Growth Fund”)	48	76
Virtus SGA Global Growth Fund (“SGA Global Growth Fund”)	52	77
Virtus SGA New Leaders Growth Fund (“SGA New Leaders Growth Fund”)	55	78
Virtus Tactical Allocation Fund (“Tactical Allocation Fund”)	58	79
Statements of Assets and Liabilities		90
Statements of Operations		98
Statements of Changes in Net Assets		101
Financial Highlights		109
Notes to Financial Statements		119
Report of Independent Registered Public Accounting Firm		139
Tax Information Notice		141
Results of Shareholder Meeting		142
Statement Regarding Liquidity Risk Management Program		143
Fund Management Tables		144
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To Virtus Equity Trust Shareholders:
I am pleased to present this annual report, which reviews the performance of your Fund for the 12 months ended September 30, 2022.
During the reporting period, market strength in 2021 was followed by volatility in the first nine months of 2022. The Federal Reserve (the “Fed”) and other central banks raised interest rates and tightened monetary policy in an effort to fight rising inflation. Russia’s invasion of Ukraine in February created geopolitical uncertainty and contributed to rising prices, particularly for energy and food.
Domestic equity indexes recorded declines for the 12 months ended September 30, 2022. U.S. large-capitalization stocks were down 15.47%, as measured by the S&P 500® Index, and small-cap stocks lost 23.50%, as measured by the Russell 2000® Index. Losses were also felt across international equities, with developed markets, as measured by the MSCI EAFE® Index (net), declining 25.13%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), were down 28.11%.
In fixed income markets, the yield on the 10-year Treasury rose sharply to 3.83% on September 30, 2022, from 1.52% on September 30, 2021, as the Fed implemented several large interest rate hikes. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was down 14.60% for the 12-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, lost 14.14%.
While market volatility can be challenging, staying focused on your long-term goals can help. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. Thank you for your continued confidence in us.
Sincerely,
George R. Aylward
President,
November 2022
Refer to the Fund Summary section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF April 1, 2022 TO September 30, 2022
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended September 30, 2022.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 711.50	1.23%	$ 5.28
	Class C	1,000.00	708.30	2.08	8.91
	Class I	1,000.00	711.60	1.05	4.51
	Class R6	1,000.00	712.90	0.76	3.26
KAR Equity Income Fund
	Class A	1,000.00	867.40	1.25	5.85
	Class C	1,000.00	863.90	2.00	9.35
	Class I	1,000.00	868.40	1.01	4.73
	Class R6	1,000.00	868.30	0.96	4.50
KAR Global Quality Dividend Fund
	Class A	1,000.00	841.00	1.38	6.37
	Class C	1,000.00	837.10	2.13	9.81
	Class I	1,000.00	841.90	1.13	5.22
	Class R6	1,000.00	842.90	0.81	3.74
KAR Mid-Cap Core Fund
	Class A	1,000.00	824.40	1.23	5.63
	Class C	1,000.00	821.30	1.98	9.04
	Class I	1,000.00	825.40	0.98	4.48
	Class R6	1,000.00	825.70	0.90	4.12
KAR Mid-Cap Growth Fund
	Class A	1,000.00	754.80	1.27	5.59
	Class C	1,000.00	751.40	2.16	9.48
	Class I	1,000.00	755.40	1.07	4.71
	Class R6	1,000.00	756.20	0.86	3.79
KAR Small-Cap Core Fund
	Class A	1,000.00	906.10	1.29	6.16
	Class C	1,000.00	902.80	2.03	9.68
	Class I	1,000.00	907.30	1.03	4.92
	Class R6	1,000.00	907.70	0.95	4.54
KAR Small-Cap Growth Fund
	Class A	1,000.00	811.80	1.36	6.18
	Class C	1,000.00	808.90	2.12	9.61
	Class I	1,000.00	812.70	1.12	5.09
	Class R6	1,000.00	813.10	1.02	4.64

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2022 TO September 30, 2022
		Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
KAR Small-Cap Value Fund
	Class A	$1,000.00	$825.30	1.24%	$ 5.67
	Class C	1,000.00	822.10	2.01	9.18
	Class I	1,000.00	826.30	1.02	4.67
	Class R6	1,000.00	826.50	0.93	4.26
KAR Small-Mid Cap Core Fund
	Class A	1,000.00	785.70	1.31	5.86
	Class C	1,000.00	782.60	2.09	9.34
	Class I	1,000.00	787.10	1.07	4.79
	Class R6	1,000.00	787.00	1.00	4.48
KAR Small-Mid Cap Growth Fund
	Class A	1,000.00	804.40	1.33	6.02
	Class C	1,000.00	801.50	2.08	9.39
	Class I	1,000.00	805.20	1.08	4.89
	Class R6	1,000.00	806.20	1.02	4.62
KAR Small-Mid Cap Value Fund
	Class A	1,000.00	852.00	1.21	5.62
	Class C	1,000.00	848.20	1.95	9.03
	Class I	1,000.00	851.80	0.95	4.41
	Class R6	1,000.00	853.10	0.85	3.95
SGA Emerging Markets Growth Fund
	Class A	1,000.00	810.90	1.51	6.85
	Class C	1,000.00	807.50	2.26	10.24
	Class I	1,000.00	812.30	1.26	5.72
	Class R6	1,000.00	813.20	1.08	4.91
SGA Global Growth Fund
	Class A	1,000.00	752.80	1.41	6.20
	Class C	1,000.00	750.10	2.16	9.48
	Class I	1,000.00	753.80	1.16	5.10
	Class R6	1,000.00	754.80	0.93	4.09
SGA New Leaders Growth Fund
	Class A	1,000.00	727.60	1.38	5.98
	Class C	1,000.00	724.70	2.14	9.25
	Class I	1,000.00	728.50	1.14	4.94
	Class R6	1,000.00	728.30	0.94	4.07
Tactical Allocation Fund
	Class A	1,000.00	773.20	1.02	4.53
	Class C	1,000.00	770.10	1.78	7.90
	Class I	1,000.00	773.40	0.79	3.51
	Class R6	1,000.00	775.20	0.63	2.80

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2022 TO September 30, 2022
		Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 1,018.90	1.23%	$ 6.23
	Class C	1,000.00	1,014.64	2.08	10.50
	Class I	1,000.00	1,019.80	1.05	5.32
	Class R6	1,000.00	1,021.26	0.76	3.85
KAR Equity Income Fund
	Class A	1,000.00	1,018.80	1.25	6.33
	Class C	1,000.00	1,015.04	2.00	10.10
	Class I	1,000.00	1,020.00	1.01	5.11
	Class R6	1,000.00	1,020.26	0.96	4.86
KAR Global Quality Dividend Fund
	Class A	1,000.00	1,018.15	1.38	6.98
	Class C	1,000.00	1,014.39	2.13	10.76
	Class I	1,000.00	1,019.40	1.13	5.72
	Class R6	1,000.00	1,021.01	0.81	4.10
KAR Mid-Cap Core Fund
	Class A	1,000.00	1,018.90	1.23	6.23
	Class C	1,000.00	1,015.14	1.98	10.00
	Class I	1,000.00	1,020.16	0.98	4.96
	Class R6	1,000.00	1,020.56	0.90	4.56
KAR Mid-Cap Growth Fund
	Class A	1,000.00	1,018.70	1.27	6.43
	Class C	1,000.00	1,014.24	2.16	10.91
	Class I	1,000.00	1,019.70	1.07	5.42
	Class R6	1,000.00	1,020.76	0.86	4.36
KAR Small-Cap Core Fund
	Class A	1,000.00	1,018.60	1.29	6.53
	Class C	1,000.00	1,014.89	2.03	10.25
	Class I	1,000.00	1,019.90	1.03	5.22
	Class R6	1,000.00	1,020.31	0.95	4.81
KAR Small-Cap Growth Fund
	Class A	1,000.00	1,018.25	1.36	6.88
	Class C	1,000.00	1,014.44	2.12	10.71
	Class I	1,000.00	1,019.45	1.12	5.67
	Class R6	1,000.00	1,019.95	1.02	5.16
KAR Small-Cap Value Fund
	Class A	1,000.00	1,018.85	1.24	6.28
	Class C	1,000.00	1,014.99	2.01	10.15
	Class I	1,000.00	1,019.95	1.02	5.16
	Class R6	1,000.00	1,020.41	0.93	4.71
KAR Small-Mid Cap Core Fund
	Class A	1,000.00	1,018.50	1.31	6.63
	Class C	1,000.00	1,014.59	2.09	10.56
	Class I	1,000.00	1,019.70	1.07	5.42
	Class R6	1,000.00	1,020.05	1.00	5.06
KAR Small-Mid Cap Growth Fund
	Class A	1,000.00	1,018.40	1.33	6.73
	Class C	1,000.00	1,014.64	2.08	10.50
	Class I	1,000.00	1,019.65	1.08	5.47
	Class R6	1,000.00	1,019.95	1.02	5.16
KAR Small-Mid Cap Value Fund
	Class A	1,000.00	1,019.00	1.21	6.12
	Class C	1,000.00	1,015.29	1.95	9.85
	Class I	1,000.00	1,020.31	0.95	4.81
	Class R6	1,000.00	1,020.81	0.85	4.31

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2022 TO September 30, 2022
		Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
SGA Emerging Markets Growth Fund
	Class A	$1,000.00	$1,017.50	1.51%	$ 7.64
	Class C	1,000.00	1,013.74	2.26	11.41
	Class I	1,000.00	1,018.75	1.26	6.38
	Class R6	1,000.00	1,019.65	1.08	5.47
SGA Global Growth Fund
	Class A	1,000.00	1,018.00	1.41	7.13
	Class C	1,000.00	1,014.24	2.16	10.91
	Class I	1,000.00	1,019.25	1.16	5.87
	Class R6	1,000.00	1,020.41	0.93	4.71
SGA New Leaders Growth Fund
	Class A	1,000.00	1,018.15	1.38	6.98
	Class C	1,000.00	1,014.34	2.14	10.81
	Class I	1,000.00	1,019.35	1.14	5.77
	Class R6	1,000.00	1,020.36	0.94	4.76
Tactical Allocation Fund
	Class A	1,000.00	1,019.95	1.02	5.16
	Class C	1,000.00	1,016.14	1.78	9.00
	Class I	1,000.00	1,021.11	0.79	4.00
	Class R6	1,000.00	1,021.91	0.63	3.19

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited)
September 30, 2022
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Build America Municipal Insured (“BAM”)
Build America Municipal Insured Bonds are municipal bonds insured against default by Build America Mutual, a Financial Guaranty insurance company.
European Central Bank (“ECB”)
The ECB is responsible for conducting monetary policy for the euro area. The ECB was established as the core of the Eurosystem and the European System of Central Banks (“ESCB”). The ESCB comprises the ECB and the National Central Banks (“NCBs”) of all 17 European Union Member States whether they have adopted the Euro or not.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., the Fed is responsible for controlling money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Global Quality Dividend Linked Benchmark
Performance of the Global Quality Dividend Linked benchmark is that of the MSCI World High Dividend Yield Index. Performance of the Global Quality Dividend Linked benchmark prior to February 1, 2017 is that of the Russell 1000® Value Index and from February 1, 2017 to December 31, 2018, it is that of the Russell Developed Large Cap Index (net). The indexes are unmanaged and not available for direct investment.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI All Country World Growth Index (net)
The MSCI All Country World Growth Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of large and mid-cap securities exhibiting overall growth style characteristics across developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI All Country World Index (ACWI) (net)
The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI ACWI ex USA SMID Cap Index (net)
The MSCI ACWI ex USA SMID Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI All Country World Mid-Cap Index (net)
The MSCI All Country World Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid cap equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2022
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI USA High Dividend Yield Index (net)
The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid-cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.
MSCI USA Index (net)
The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the US market. With 625 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US.
MSCI World High Dividend Yield Index (net)
The MSCI World High Dividend Yield Index (net) is based on the MSCI World Index, its parent index, and includes large- and mid-cap stocks across 23 developed markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI World Index (net)
The MSCI World Index (net) is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 1000® Growth Index
The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 1000® Value Index
The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Growth Index
The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2022
Russell 2000® Value Index
The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2500TM Index
The Russell 2500TM Index is a market capitalization-weighted index of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Russell 2500TM Growth Index
The Russell 2500TM Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Russell 2500TM Value Index
The Russell 2500TM Value Index is a market capitalization-weighted index of value-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Russell Developed Large Cap Index (net)
The Russell Developed Large Cap Index (net) is a free-float market capitalization-weighted index constructed to provide a comprehensive and unbiased barometer for the large-cap segment in the developed world. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell Midcap® Growth Index
The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell Midcap® Index
The Russell Midcap® Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
Tactical Allocation Fund Linked Benchmark
The Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI ACWI ex USA SMID Cap Index (a free float-adjusted market capitalization-weighted index that measures mid- and small-cap foreign market equity performance, calculated on a total return basis with net dividends reinvested), and 40% Bloomberg U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Tactical Allocation Fund Linked Benchmark between 9/7/2016 and 6/3/2019 represents an allocation consisting of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg U.S. Aggregate Bond Index. Prior to 9/7/2016, the allocation consisted of 50% S&P 500® Index and 50% Bloomberg U.S. Aggregate Bond Index.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2022
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.

Ticker Symbols:
Class A: PSTAX
Class C: SSTFX
Class I: PLXGX
Class R6: VCGRX
KAR Capital Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital growth. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -36.54%, Class C shares at NAV returned -37.07%, Class I shares at NAV returned -36.45%, and Class R6 shares at NAV returned -36.27%. For the same period, the Russell 1000® Growth Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned -22.59%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
After strong performance in 2021, markets became volatile in 2022, with both equities and fixed income entering bear markets. Signs of weakness and headwinds began in the fourth quarter of 2021 as market breadth narrowed. Returns for the S& P 500® Index in 2021 were heavily skewed by the performance of some large-cap stocks.
Meanwhile, the Federal Reserve (the Fed) began tapering its bond purchases in October 2021, after providing support to the fixed income markets during the pandemic. And, while the inflation that spiked after massive pandemic spending, supply chain bottlenecks, and COVID lockdowns at first appeared transitory, inflation quickly escalated in the second quarter of 2022 and became a major risk to the economy. The Russian invasion of Ukraine also fueled inflation and once again pressured fragile supply chains.
The Fed raised interest rates five times during the fiscal year in an effort to tame record-high inflation. To make matters more challenging, robust employment became an obstacle in slowing spending, with the Fed saying it could make additional rate increases to attempt to bring down inflation. Investor pessimism and market sentiment soured to new lows for the duration of the fiscal year.
On the international front, China’s enforcement of its zero-COVID policy forced continued lockdowns, which rattled important supply chains. In addition, China’s significant regulatory crackdowns destroyed certain industries and gave investors pause to invest elsewhere in the country. Tensions with Taiwan also presented new risks due to U.S. semiconductor dependence and the role that plays in the digital transformation of the U.S.
For the fiscal year ended September 30, 2022, the S&P 500® Index declined 15.47%, while small-capitalization stocks, as represented by the Russell 2000® Index, were down 23.50%. International developed markets, as measured by the MSCI EAFE® Index (net), lost 25.13%, while the MSCI Emerging Markets Index (net) declined 28.11% for the period. Value stocks outperformed growth stocks for the fiscal year, with the Russell 1000® Value Index down 11.36% and the Russell 1000® Growth Index down 22.59%.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed the Russell 1000® Growth Index for the fiscal year ended September 30, 2022. Poor stock selection in information technology and consumer discretionary detracted from performance. An overweight in financials and an underweight in utilities contributed to performance.
The biggest contributors to performance during the period were Progressive, AutoZone, Fair Isaac, HealthEquity, and Monster Beverage.
The biggest detractors from performance during the period were Bill.com, NVIDIA, Amazon.com, Meta Platforms, and Netflix.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Technology Concentration: Because the Fund is presently heavily weighted in the technology sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Information Technology	34%
Consumer Discretionary	23
Health Care	9
Industrials	8
Financials	7
Consumer Staples	7
Communication Services	5
Other (includes short-term investment)	7
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Capital Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-36.54%	6.90%	10.64%	— %	—
Class A shares at POP[3,4]	-40.03	5.70	10.01	—	—
Class C shares at NAV[2] and with CDSC[4]	-37.07	6.04	9.77	—	—
Class I shares at NAV[2]	-36.45	6.99	10.82	—	—
Class R6 shares at NAV[2]	-36.27	—	—	4.41	1/30/18
Russell 1000® Growth Index	-22.59	12.17	13.70	9.69 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.20%, Net 1.20%; Class C shares: Gross 2.00%, Net 2.00%; Class I shares: Gross 1.00%, Net 1.00%; Class R6 shares: Gross 0.91%, Net 0.73%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Capital Growth Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PDIAX
Class C: PGICX
Class I: PXIIX
Class R6: VECRX
KAR Equity Income Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has investment objectives of capital appreciation and current income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -7.01%, Class C shares at NAV returned -7.67%, Class I shares at NAV returned -6.74%, and Class R6 shares at NAV returned -6.74%. For the same period, the MSCI USA High Dividend Yield Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned -8.08%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
After strong performance in 2021, markets became volatile in 2022, with both equities and fixed income entering bear markets. Signs of weakness and headwinds began in the fourth quarter of 2021 as market breadth narrowed. Returns for the S& P 500® Index in 2021 were heavily skewed by the performance of some large-cap stocks.
Meanwhile, the Federal Reserve (the Fed) began tapering its bond purchases in October 2021, after providing support to the fixed income markets during the pandemic. And, while the inflation that spiked after massive pandemic spending, supply chain bottlenecks, and COVID lockdowns at first appeared transitory, inflation quickly escalated in the second quarter of 2022 and became a major risk to the economy. The Russian invasion of Ukraine also fueled inflation and once again pressured fragile supply chains.
The Fed raised interest rates five times during the fiscal year in an effort to tame record-high inflation. To make matters more challenging, robust employment became an obstacle in slowing spending, with the Fed saying it could make additional rate increases to attempt to bring down inflation. Investor pessimism and market sentiment soured to new lows for the duration of the fiscal year.
On the international front, China’s enforcement of its zero-COVID policy forced continued lockdowns, which rattled important supply chains. In addition, China’s significant regulatory crackdowns destroyed certain industries and gave investors pause to invest elsewhere in the country. Tensions with Taiwan also presented new risks due to U.S. semiconductor dependence and the role that plays in the digital transformation of the U.S.
For the fiscal year ended September 30, 2022, the S&P 500® Index declined 15.47%, while small-capitalization stocks, as represented by the Russell 2000® Index, were down 23.50%. International developed markets, as measured by the MSCI EAFE® Index (net), lost 25.13%, while the MSCI Emerging Markets Index (net) declined 28.11% for the period. Value stocks outperformed growth stocks for the fiscal year, with the Russell 1000® Value Index down 11.36% and the Russell 1000® Growth Index down 22.59%.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed the MSCI USA High Dividend Yield Index (net) for the fiscal year ended September 30, 2022. Positive stock selection in industrials and positive stock selection and an underweight in information technology contributed to performance. Poor stock selection and an underweight in health care as well as poor stock selection in consumer discretionary detracted from performance.
The biggest contributors to performance during the period were BAE Systems, Kellogg, Pfizer, Merck & Co., and Paychex.
The biggest detractors from performance during the period were Verizon Communications, V.F., Eastman Chemical, U.S. Bancorp, and Leggett & Platt.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Financials	18%
Health Care	13
Consumer Staples	13
Utilities	11
Industrials	11
Communication Services	9
Materials	8
Other (includes short-term investment)	17
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Equity Income Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-7.01%	6.73%	10.19%	— %	—
Class A shares at POP[3,4]	-12.13	5.53	9.57	—	—
Class C shares at NAV[2] and with CDSC[4]	-7.67	5.93	9.36	—	—
Class I shares at NAV[2]	-6.74	7.00	10.45	—	—
Class R6 shares at NAV[2]	-6.74	—	—	5.51	1/30/18
MSCI USA High Dividend Yield Index (net)	-8.08	4.89	8.75	2.97 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.32%, Net 1.20%; Class C shares: Gross 2.10%, Net 1.95%; Class I shares: Gross 1.08%, Net 0.95%; Class R6 shares: Gross 1.00%, Net 0.91%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Equity Income Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PPTAX
Class C: PPTCX
Class I: PIPTX
Class R6: VGQRX
KAR Global Quality Dividend Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of total return, consisting of both capital appreciation and current income. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -10.21%, Class C shares at NAV returned -10.93%, Class I shares at NAV returned -10.00%, and Class R6 shares at NAV returned -9.73%. For the same period, the MSCI World High Dividend Yield Index (net), which serves as the Fund’s broad-based index, returned -10.90% and the Global Quality Dividend Linked Benchmark, the Fund’s style-specific Index, returned -10.90%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
After strong performance in 2021, markets became volatile in 2022, with both equities and fixed income entering bear markets. Signs of weakness and headwinds began in the fourth quarter of 2021 as market breadth narrowed. Returns for the S& P 500® Index in 2021 were heavily skewed by the performance of some large-cap stocks.
Meanwhile, the Federal Reserve (the Fed) began tapering its bond purchases in October 2021, after providing support to the fixed income markets during the pandemic. And, while the inflation that spiked after massive pandemic spending, supply chain bottlenecks, and COVID lockdowns at first appeared transitory, inflation quickly escalated in the second quarter of 2022 and became a major risk to the economy. The Russian invasion of Ukraine also fueled inflation and once again pressured fragile supply chains.
The Fed raised interest rates five times during the fiscal year in an effort to tame record-high inflation. To make matters more challenging, robust employment became an obstacle in slowing spending, with the Fed saying it could make additional rate increases to attempt to bring down inflation. Investor pessimism and market sentiment soured to new lows for the duration of the fiscal year.
On the international front, China’s enforcement of its zero-COVID policy forced continued lockdowns, which rattled important supply chains. In addition, China’s significant regulatory crackdowns destroyed certain industries and gave investors pause to invest elsewhere in the country. Tensions with Taiwan also presented new risks due to U.S. semiconductor dependence and the role that plays in the digital transformation of the U.S.
For the fiscal year ended September 30, 2022, the S&P 500® Index declined 15.47%, while small-capitalization stocks, as represented by the Russell 2000® Index, were down 23.50%. International developed markets, as measured by the MSCI EAFE® Index (net), lost 25.13%, while the MSCI Emerging Markets Index (net) declined 28.11% for the period. Value stocks outperformed growth stocks for the fiscal year, with the Russell 1000® Value Index down 11.36% and the Russell 1000® Growth Index down 22.59%.
What factors affected the Fund’s performance during its fiscal year?
The Fund performed in line with the MSCI World High Dividend Yield Index (net) for the fiscal year ended September 30, 2022. Positive stock selection in industrials and positive stock selection and an underweight in information technology contributed to performance. An underweight in health care and poor stock selection in consumer discretionary detracted from performance.
The biggest contributors to performance during the period were BAE Systems, Pfizer, Southern Company, Merck & Co., and Coca-Cola Company.
The biggest detractors from performance during the period were Adecco, Telenor, V.F., Verizon Communications, and IGM Financial.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign Investing: Investing in foreign securities subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Financials	22%
Communication Services	16
Utilities	12
Industrials	10
Consumer Staples	10
Health Care	8
Materials	6
Other (includes short-term investment and securities lending collateral)	16
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Global Quality Dividend Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-10.21%	1.42%	5.93%	— %	—
Class A shares at POP[3,4]	-15.15	0.28	5.34	—	—
Class C shares at NAV[2] and with CDSC[4]	-10.93	0.66	5.13	—	—
Class I shares at NAV[2]	-10.00	1.68	6.19	—	—
Class R6 shares at NAV[2]	-9.73	—	—	-0.20	8/1/19
MSCI World High Dividend Yield Index (net)	-10.90	2.58	5.74	1.75 [5]	—
Global Quality Dividend Linked Benchmark	-10.90	2.69	8.42	1.75 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.51%, Net 1.35%; Class C shares: Gross 2.29%, Net 2.10%; Class I shares: Gross 1.26%, Net 1.10%; Class R6 shares: Gross 1.15%, Net 0.78%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Global Quality Dividend Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VMACX
Class C: VMCCX
Class I: VIMCX
Class R6: VRMCX
KAR Mid-Cap Core Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -21.10%, Class C shares at NAV returned -21.70%, Class I shares at NAV returned -20.91%, and Class R6 shares at NAV returned -20.84%. For the same period, the Russell Midcap® Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned -19.39%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
After strong performance in 2021, markets became volatile in 2022, with both equities and fixed income entering bear markets. Signs of weakness and headwinds began in the fourth quarter of 2021 as market breadth narrowed. Returns for the S& P 500® Index in 2021 were heavily skewed by the performance of some large-cap stocks.
Meanwhile, the Federal Reserve (the Fed) began tapering its bond purchases in October 2021, after providing support to the fixed income markets during the pandemic. And, while the inflation that spiked after massive pandemic spending, supply chain bottlenecks, and COVID lockdowns at first appeared transitory, inflation quickly escalated in the second quarter of 2022 and became a major risk to the economy. The Russian invasion of Ukraine also fueled inflation and once again pressured fragile supply chains.
The Fed raised interest rates five times during the fiscal year in an effort to tame record-high inflation. To make matters more challenging, robust employment became an obstacle in slowing spending, with the Fed saying it could make additional rate increases to attempt to bring down inflation. Investor pessimism and market sentiment soured to new lows for the duration of the fiscal year.
On the international front, China’s enforcement of its zero-COVID policy forced continued lockdowns, which rattled important supply chains. In addition, China’s significant regulatory crackdowns destroyed certain industries and gave investors pause to invest elsewhere in the country. Tensions with Taiwan also presented new risks due to U.S. semiconductor dependence and the role that plays in the digital transformation of the U.S.
For the fiscal year ended September 30, 2022, the S&P 500® Index declined 15.47%, while small-capitalization stocks, as represented by the Russell 2000® Index, were down 23.50%. International developed markets, as measured by the MSCI EAFE® Index (net), lost 25.13%, while the MSCI Emerging Markets Index (net) declined 28.11% for the period. Value stocks outperformed growth stocks for the fiscal year, with the Russell 1000® Value Index down 11.36% and the Russell 1000® Growth Index down 22.59%.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed the Russell Midcap® Index for the fiscal year ended September 30, 2022. Poor stock selection and an overweight in health care as well as an underweight in energy detracted from performance. Positive stock selection in financials and information technology contributed to performance.
The biggest contributors to performance during the period were Aspen Technology, Lamb Weston, LPL Financial, W. R. Berkley, and Tractor Supply.
The biggest detractors from performance during the period were Azenta, Zebra Technologies, West Pharmaceutical Services, Cooper Companies, and Latham Group.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Industrial Concentration: Because the Fund is presently heavily weighted in the industrial sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Mid-Cap Core Fund (Continued)
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Industrials	32%
Financials	17
Information Technology	16
Health Care	15
Consumer Discretionary	8
Consumer Staples	5
Real Estate	2
Short-Term Investment	5
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Mid-Cap Core Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-21.10%	9.22%	11.77%	— %	—
Class A shares at POP[3,4]	-25.44	7.99	11.14	—	—
Class C shares at NAV[2] and with CDSC[4]	-21.70	8.40	10.93	—	—
Class I shares at NAV[2]	-20.91	9.49	12.04	—	—
Class R6 shares at NAV[2]	-20.84	—	—	6.90	1/30/18
Russell Midcap® Index	-19.39	6.48	10.30	4.78 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.31%, Net 1.20%; Class C shares: Gross 2.06%, Net 1.95%; Class I shares: Gross 1.05%, Net 0.95%; Class R6 shares: Gross 0.97%, Net 0.87%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Mid-Cap Core Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PHSKX
Class C: PSKCX
Class I: PICMX
Class R6: VRMGX
KAR Mid-Cap Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -38.11%†, Class C shares at NAV returned -38.62%†, Class I shares at NAV returned -37.98%†, and Class R6 shares at NAV returned -37.86%†. For the same period, the Russell Midcap® Growth Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned -29.50%.
   † See footnote 3 on page 25.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
After strong performance in 2021, markets became volatile in 2022, with both equities and fixed income entering bear markets. Signs of weakness and headwinds began in the fourth quarter of 2021 as market breadth narrowed. Returns for the S& P 500® Index in 2021 were heavily skewed by the performance of some large-cap stocks.
Meanwhile, the Federal Reserve (the Fed) began tapering its bond purchases in October 2021, after providing support to the fixed income markets during the pandemic. And, while the inflation that spiked after massive pandemic spending, supply chain bottlenecks, and COVID lockdowns at first appeared transitory, inflation quickly escalated in the second quarter of 2022 and became a major risk to the economy. The Russian invasion of Ukraine also fueled inflation and once again pressured fragile supply chains.
The Fed raised interest rates five times during the fiscal year in an effort to tame record-high inflation. To make matters more challenging, robust employment became an obstacle in slowing spending, with the Fed saying it could make additional rate increases to attempt to bring down inflation. Investor pessimism and market sentiment soured to new lows for the duration of the fiscal year.
On the international front, China’s enforcement of its zero-COVID policy forced continued lockdowns, which rattled important supply chains. In addition, China’s significant regulatory crackdowns destroyed certain industries and gave investors pause to invest elsewhere in the country. Tensions with Taiwan also presented new risks due to U.S. semiconductor dependence and the role that plays in the digital transformation of the U.S.
For the fiscal year ended September 30, 2022, the S&P 500® Index declined 15.47%, while small-capitalization stocks, as represented by the Russell 2000® Index, were down 23.50%. International developed markets, as measured by the MSCI EAFE® Index (net), lost 25.13%, while the MSCI Emerging Markets Index (net) declined 28.11% for the period. Value stocks outperformed growth stocks for the fiscal year, with the Russell 1000® Value Index down 11.36% and the Russell 1000® Growth Index down 22.59%.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed the Russell Midcap® Growth Index for the fiscal year ended September 30, 2022. Poor stock selection in information technology and financials detracted from performance. Positive stock selection in communication services and an overweight in consumer staples contributed to performance.
The biggest contributors to performance during the period were Celsius, Fair Isaac, HealthEquity, Silk Road Medical, and Devon Energy.
The biggest detractors from performance during the period were Bill.com, DocuSign, SiteOne Landscape Supply, Goosehead Insurance, and MercadoLibre.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Technology Concentration: Because the Fund is presently heavily weighted in the technology sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Information Technology	29%
Consumer Discretionary	18
Health Care	16
Consumer Staples	13
Industrials	9
Financials	6
Communication Services	5
Other (includes short-term investment)	4
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Mid-Cap Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-38.11% [3]	11.60%	11.59%	— %	—
Class A shares at POP[4,5]	-41.51	10.35	10.96	—	—
Class C shares at NAV[2] and with CDSC[5]	-38.62 [3]	10.75	10.74	—	—
Class I shares at NAV[2]	-37.98 [3]	11.85	11.85	—	—
Class R6 shares at NAV[2]	-37.86 [3]	—	—	9.12	1/30/18
Russell Midcap® Growth Index	-29.50	7.62	10.85	5.39 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 1.24%, Net 1.24%; Class C shares: Gross 1.99%, Net 1.99%; Class I shares: Gross 1.00%, Net 1.00%; Class R6 shares: Gross 0.89%, Net 0.83%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Mid-Cap Growth Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PKSAX
Class C: PKSCX
Class I: PKSFX
Class R6: VSCRX
KAR Small-Cap Core Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation, with dividend income a secondary consideration. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -11.73%, Class C shares at NAV returned -12.37%, Class I shares at NAV returned -11.51%, and Class R6 shares at NAV returned -11.42%. For the same period, the Russell 2000® Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned -23.50%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
After strong performance in 2021, markets became volatile in 2022, with both equities and fixed income entering bear markets. Signs of weakness and headwinds began in the fourth quarter of 2021 as market breadth narrowed. Returns for the S& P 500® Index in 2021 were heavily skewed by the performance of some large-cap stocks.
Meanwhile, the Federal Reserve (the Fed) began tapering its bond purchases in October 2021, after providing support to the fixed income markets during the pandemic. And, while the inflation that spiked after massive pandemic spending, supply chain bottlenecks, and COVID lockdowns at first appeared transitory, inflation quickly escalated in the second quarter of 2022 and became a major risk to the economy. The Russian invasion of Ukraine also fueled inflation and once again pressured fragile supply chains.
The Fed raised interest rates five times during the fiscal year in an effort to tame record-high inflation. To make matters more challenging, robust employment became an obstacle in slowing spending, with the Fed saying it could make additional rate increases to attempt to bring down inflation. Investor pessimism and market sentiment soured to new lows for the duration of the fiscal year.
On the international front, China’s enforcement of its zero-COVID policy forced continued lockdowns, which rattled important supply chains. In addition, China’s significant regulatory crackdowns destroyed certain industries and gave investors pause to invest elsewhere in the country. Tensions with Taiwan also presented new risks due to U.S. semiconductor dependence and the role that plays in the digital transformation of the U.S.
For the fiscal year ended September 30, 2022, the S&P 500® Index declined 15.47%, while small-capitalization stocks, as represented by the Russell 2000® Index, were down 23.50%. International developed markets, as measured by the MSCI EAFE® Index (net), lost 25.13%, while the MSCI Emerging Markets Index (net) declined 28.11% for the period. Value stocks outperformed growth stocks for the fiscal year, with the Russell 1000® Value Index down 11.36% and the Russell 1000® Growth Index down 22.59%.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed the Russell 2000® Index for the fiscal year ended September 30, 2022. Positive stock selection and an overweight in industrials as well as positive stock selection in information technology contributed to performance. Poor stock selection and an underweight in energy as well as an underweight in utilities detracted from performance.
The biggest contributors to performance during the period were FTI Consulting, BancFirst, Aspen Technology, Jack Henry & Associates, and RLI.
The biggest detractors from performance during the period were Rightmove, Moelis & Co., Simpson Manufacturing, CorVel, and Watts Water Technologies.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Industrial Concentration: Because the Fund is presently heavily weighted in the industrial sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Cap Core Fund (Continued)
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Industrials	38%
Financials	24
Information Technology	14
Consumer Discretionary	8
Health Care	5
Communication Services	4
Consumer Staples	1
Other (includes short-term investment)	6
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Cap Core Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-11.73%	12.15%	13.39%	— %	—
Class A shares at POP[3,4]	-16.58	10.89	12.75	—	—
Class C shares at NAV[2] and with CDSC[4]	-12.37	11.33	12.56	—	—
Class I shares at NAV[2]	-11.51	12.45	13.68	—	—
Class R6 shares at NAV[2]	-11.42	12.54	—	13.36	11/12/14
Russell 2000® Index	-23.50	3.55	8.55	5.79 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.26%; Class C shares: 1.99%; Class I shares: 1.00%; Class R6 shares: 0.92%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Cap Core Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PSGAX
Class C: PSGCX
Class I: PXSGX
Class R6: VRSGX
KAR Small-Cap Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -31.04%, Class C shares at NAV returned -31.52%, Class I shares at NAV returned -30.85%, and Class R6 shares at NAV returned -30.80%. For the same period, the Russell 2000® Growth Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned -29.27%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
After strong performance in 2021, markets became volatile in 2022, with both equities and fixed income entering bear markets. Signs of weakness and headwinds began in the fourth quarter of 2021 as market breadth narrowed. Returns for the S& P 500® Index in 2021 were heavily skewed by the performance of some large-cap stocks.
Meanwhile, the Federal Reserve (the Fed) began tapering its bond purchases in October 2021, after providing support to the fixed income markets during the pandemic. And, while the inflation that spiked after massive pandemic spending, supply chain bottlenecks, and COVID lockdowns at first appeared transitory, inflation quickly escalated in the second quarter of 2022 and became a major risk to the economy. The Russian invasion of Ukraine also fueled inflation and once again pressured fragile supply chains.
The Fed raised interest rates five times during the fiscal year in an effort to tame record-high inflation. To make matters more challenging, robust employment became an obstacle in slowing spending, with the Fed saying it could make additional rate increases to attempt to bring down inflation. Investor pessimism and market sentiment soured to new lows for the duration of the fiscal year.
On the international front, China’s enforcement of its zero-COVID policy forced continued lockdowns, which rattled important supply chains. In addition, China’s significant regulatory crackdowns destroyed certain industries and gave investors pause to invest elsewhere in the country. Tensions with Taiwan also presented new risks due to U.S. semiconductor dependence and the role that plays in the digital transformation of the U.S.
For the fiscal year ended September 30, 2022, the S&P 500® Index declined 15.47%, while small-capitalization stocks, as represented by the Russell 2000® Index, were down 23.50%. International developed markets, as measured by the MSCI EAFE® Index (net), lost 25.13%, while the MSCI Emerging Markets Index (net) declined 28.11% for the period. Value stocks outperformed growth stocks for the fiscal year, with the Russell 1000® Value Index down 11.36% and the Russell 1000® Growth Index down 22.59%.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed the Russell 2000® Growth Index for the fiscal year ended September 30, 2022. Poor stock selection in information technology and consumer discretionary detracted from performance. Positive stock selection and an overweight in financials as well as positive stock selection and an underweight in health care contributed to performance.
The biggest contributors to performance during the period were Ryan Specialty, Aspen Technology, Grocery Outlet, The Chefs’ Warehouse, and Ollie’s Bargain Outlet.
The biggest detractors from performance during the period were Bill.com, Duck Creek Technologies, Fox Factory, Rightmove, and Auto Trader Group.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign Investing: Investing in foreign securities subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Sector Focused Investing: Events negatively affecting a particular industry or market sector in which the Fund focuses its investments may cause the value of the Fund to decrease.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Cap Growth Fund (Continued)
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Financials	30%
Information Technology	24
Consumer Discretionary	15
Communication Services	11
Industrials	10
Health Care	6
Consumer Staples	3
Other (includes short-term investment and securities lending collateral)	1
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Cap Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-31.04%	10.71%	14.78%	— %	—
Class A shares at POP[3,4]	-34.83	9.47	14.13	—	—
Class C shares at NAV[2] and with CDSC[4]	-31.52	9.92	13.94	—	—
Class I shares at NAV[2]	-30.85	11.00	15.07	—	—
Class R6 shares at NAV[2]	-30.80	—	—	8.57	1/30/18
Russell 2000® Growth Index	-29.27	3.60	8.81	1.91 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.34%; Class C shares: 2.05%; Class I shares: 1.07%; Class R6 shares: 0.98%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Cap Growth Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PQSAX
Class C: PQSCX
Class I: PXQSX
Class R6: VQSRX
KAR Small-Cap Value Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -24.26%, Class C shares at NAV returned -24.84%, Class I shares at NAV returned -24.08%, and Class R6 shares at NAV returned -24.03%. For the same period, the Russell 2000® Value Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned -17.69%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
After strong performance in 2021, markets became volatile in 2022, with both equities and fixed income entering bear markets. Signs of weakness and headwinds began in the fourth quarter of 2021 as market breadth narrowed. Returns for the S& P 500® Index in 2021 were heavily skewed by the performance of some large-cap stocks.
Meanwhile, the Federal Reserve (the Fed) began tapering its bond purchases in October 2021, after providing support to the fixed income markets during the pandemic. And, while the inflation that spiked after massive pandemic spending, supply chain bottlenecks, and COVID lockdowns at first appeared transitory, inflation quickly escalated in the second quarter of 2022 and became a major risk to the economy. The Russian invasion of Ukraine also fueled inflation and once again pressured fragile supply chains.
The Fed raised interest rates five times during the fiscal year in an effort to tame record-high inflation. To make matters more challenging, robust employment became an obstacle in slowing spending, with the Fed saying it could make additional rate increases to attempt to bring down inflation. Investor pessimism and market sentiment soured to new lows for the duration of the fiscal year.
On the international front, China’s enforcement of its zero-COVID policy forced continued lockdowns, which rattled important supply chains. In addition, China’s significant regulatory crackdowns destroyed certain industries and gave investors pause to invest elsewhere in the country. Tensions with Taiwan also presented new risks due to U.S. semiconductor dependence and the role that plays in the digital transformation of the U.S.
For the fiscal year ended September 30, 2022, the S&P 500® Index declined 15.47%, while small-capitalization stocks, as represented by the Russell 2000® Index, were down 23.50%. International developed markets, as measured by the MSCI EAFE® Index (net), lost 25.13%, while the MSCI Emerging Markets Index (net) declined 28.11% for the period. Value stocks outperformed growth stocks for the fiscal year, with the Russell 1000® Value Index down 11.36% and the Russell 1000® Growth Index down 22.59%.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed the Russell 2000® Value Index for the fiscal year ended September 30, 2022. Poor stock selection and an overweight in consumer discretionary as well as an underweight in energy detracted from performance. Positive stock selection in industrials and financials contributed to performance.
The biggest contributors to performance during the period were Stock Yards Bancorp, Jack Henry & Associates, RBC Bearings, MGM Growth Properties, and RLI.
The biggest detractors from performance during the period were Scotts Miracle-Gro, Azenta, Latham Group, SiteOne Landscape Supply, and Thor Industries.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Industrial Concentration: Because the Fund is presently heavily weighted in the industrial sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Sector Focused Investing: Events negatively affecting a particular industry or market sector in which the Fund focuses its investments may cause the value of the Fund to decrease.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Cap Value Fund (Continued)
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Industrials	37%
Financials	23
Consumer Discretionary	18
Information Technology	10
Consumer Staples	5
Health Care	3
Materials	2
Short-Term Investment	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Cap Value Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-24.26%	3.32%	9.19%	— %	—
Class A shares at POP[3,4]	-28.43	2.16	8.58	—	—
Class C shares at NAV[2] and with CDSC[4]	-24.84	2.55	8.38	—	—
Class I shares at NAV[2]	-24.08	3.57	9.47	—	—
Class R6 shares at NAV[2]	-24.03	3.65	—	8.07	11/3/16
Russell 2000® Value Index	-17.69	2.87	7.94	6.78 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.20%; Class C shares: 1.96%; Class I shares: 0.96%; Class R6 shares: 0.89%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Cap Value Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VKSAX
Class C: VKSCX
Class I: VKSIX
Class R6: VKSRX
KAR Small-Mid Cap Core Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation, with dividend income a secondary consideration. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -26.69%, Class C shares at NAV returned -27.25%, Class I shares at NAV returned -26.47%, and Class R6 shares at NAV returned -26.51%. For the same period, the Russell 2500™ Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned -21.11%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
After strong performance in 2021, markets became volatile in 2022, with both equities and fixed income entering bear markets. Signs of weakness and headwinds began in the fourth quarter of 2021 as market breadth narrowed. Returns for the S& P 500® Index in 2021 were heavily skewed by the performance of some large-cap stocks.
Meanwhile, the Federal Reserve (the Fed) began tapering its bond purchases in October 2021, after providing support to the fixed income markets during the pandemic. And, while the inflation that spiked after massive pandemic spending, supply chain bottlenecks, and COVID lockdowns at first appeared transitory, inflation quickly escalated in the second quarter of 2022 and became a major risk to the economy. The Russian invasion of Ukraine also fueled inflation and once again pressured fragile supply chains.
The Fed raised interest rates five times during the fiscal year in an effort to tame record-high inflation. To make matters more challenging, robust employment became an obstacle in slowing spending, with the Fed saying it could make additional rate increases to attempt to bring down inflation. Investor pessimism and market sentiment soured to new lows for the duration of the fiscal year.
On the international front, China’s enforcement of its zero-COVID policy forced continued lockdowns, which rattled important supply chains. In addition, China’s significant regulatory crackdowns destroyed certain industries and gave investors pause to invest elsewhere in the country. Tensions with Taiwan also presented new risks due to U.S. semiconductor dependence and the role that plays in the digital transformation of the U.S.
For the fiscal year ended September 30, 2022, the S&P 500® Index declined 15.47%, while small-capitalization stocks, as represented by the Russell 2000® Index, were down 23.50%. International developed markets, as measured by the MSCI EAFE® Index (net), lost 25.13%, while the MSCI Emerging Markets Index (net) declined 28.11% for the period. Value stocks outperformed growth stocks for the fiscal year, with the Russell 1000® Value Index down 11.36% and the Russell 1000® Growth Index down 22.59%.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed the Russell 2500TM Index for the fiscal year ended September 30, 2022. Poor stock selection in materials and an underweight in energy detracted from performance. Positive stock selection in financials and an underweight in communication services contributed to performance.
The biggest contributors to performance during the period were LPL Financial, W. R. Berkley, Aspen Technology, Jack Henry & Associates, and Rollins.
The biggest detractors from performance during the period were Scotts Miracle-Gro, Zebra Technologies, Charles River Laboratories, SiteOne Landscape Supply, and Bentley Systems.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Industrial Concentration: Because the Fund is presently heavily weighted in the industrial sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
Technology Concentration: Because the Fund is presently heavily weighted in the technology sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Mid Cap Core Fund (Continued)
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Industrials	27%
Information Technology	25
Financials	16
Consumer Discretionary	15
Health Care	12
Materials	2
Short-Term Investment	3
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Mid Cap Core Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	Since inception	Inception date
Class A shares at NAV[2]	-26.69%	7.43%	3/7/18
Class A shares at POP[3,4]	-30.72	6.11	3/7/18
Class C shares at NAV[2] and with CDSC[4]	-27.25	6.63	3/7/18
Class I shares at NAV[2]	-26.47	7.71	3/7/18
Class R6 shares at NAV[2]	-26.51	7.77	3/7/18
Russell 2500™ Index	-21.11	4.33 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.30%, Net 1.30%; Class C shares: Gross 2.03%, Net 2.05%; Class I shares: Gross 1.01%, Net 1.02%; Class R6 shares: Gross 0.92%, Net 0.97%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on March 7, 2018 (inception date of the Fund), for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Mid Cap Core Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on March 7, 2018 (inception date of the Fund), for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
Growth of $2,500,000 for periods ended 9/30

This chart assumes an initial investment of $2,500,000 made on March 7, 2018 (inception date of the Fund), for Class R6 shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VAKSX
Class C: VCKSX
Class I: VIKSX
Class R6: VRKSX
KAR Small-Mid Cap Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -27.76%, Class C shares at NAV returned -28.22%, Class I shares at NAV returned -27.52%, and Class R6 shares at NAV returned -27.49%. For the same period, the Russell 2500™ Growth Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned -29.39%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
After strong performance in 2021, markets became volatile in 2022, with both equities and fixed income entering bear markets. Signs of weakness and headwinds began in the fourth quarter of 2021 as market breadth narrowed. Returns for the S& P 500® Index in 2021 were heavily skewed by the performance of some large-cap stocks.
Meanwhile, the Federal Reserve (the Fed) began tapering its bond purchases in October 2021, after providing support to the fixed income markets during the pandemic. And, while the inflation that spiked after massive pandemic spending, supply chain bottlenecks, and COVID lockdowns at first appeared transitory, inflation quickly escalated in the second quarter of 2022 and became a major risk to the economy. The Russian invasion of Ukraine also fueled inflation and once again pressured fragile supply chains.
The Fed raised interest rates five times during the fiscal year in an effort to tame record-high inflation. To make matters more challenging, robust employment became an obstacle in slowing spending, with the Fed saying it could make additional rate increases to attempt to bring down inflation. Investor pessimism and market sentiment soured to new lows for the duration of the fiscal year.
On the international front, China’s enforcement of its zero-COVID policy forced continued lockdowns, which rattled important supply chains. In addition, China’s significant regulatory crackdowns destroyed certain industries and gave investors pause to invest elsewhere in the country. Tensions with Taiwan also presented new risks due to U.S. semiconductor dependence and the role that plays in the digital transformation of the U.S.
For the fiscal year ended September 30, 2022, the S&P 500® Index declined 15.47%, while small-capitalization stocks, as represented by the Russell 2000® Index, were down 23.50%. International developed markets, as measured by the MSCI EAFE® Index (net), lost 25.13%, while the MSCI Emerging Markets Index (net) declined 28.11% for the period. Value stocks outperformed growth stocks for the fiscal year, with the Russell 1000® Value Index down 11.36% and the Russell 1000® Growth Index down 22.59%.
The Fund outperformed the Russell 2500TM Growth Index for the fiscal year ended September 30, 2022. Positive stock selection and overweight positions in health care and financials contributed to performance. Poor stock selection in information technology and an underweight in energy detracted from performance.
The biggest contributors to performance during the period were Ryan Specialty, Lamb Weston, Jack Henry & Associates, HealthEquity, and Fair Isaac.
The biggest detractors from performance during the period were Copperleaf Technologies, West Pharmaceutical Services, SiteOne Landscape Supply, Bentley Systems, and TransUnion.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Information Technology	25%
Health Care	23
Industrials	18
Financials	13
Consumer Discretionary	5
Consumer Staples	3
Communication Services	3
Short-Term Investment	10
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Mid Cap Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	Since inception	Inception date
Class A shares at NAV[2]	-27.76%	-13.25%	12/8/20
Class A shares at POP[3,4]	-31.73	-15.92	12/8/20
Class C shares at NAV[2] and with CDSC[4]	-28.22	-13.87	12/8/20
Class I shares at NAV[2]	-27.52	-13.01	12/8/20
Class R6 shares at NAV[2]	-27.49	-12.94	12/8/20
Russell 2500™ Growth Index	-29.39	-13.26 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 4.06%, Net 1.30%; Class C shares: Gross 4.88%, Net 2.05%; Class I shares: Gross 3.83%, Net 1.05%; Class R6 shares: Gross 3.79%, Net 0.99%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on December 8, 2020 (inception date of the Fund), for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Mid Cap Growth Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on December 8, 2020 (inception date of the Fund), for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
Growth of $2,500,000 for periods ended 9/30

This chart assumes an initial investment of $2,500,000 made on December 8, 2020 (inception date of the Fund), for Class R6 shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VKSDX
Class C: VKSEX
Class I: VKSFX
Class R6: VKSGX
KAR Small-Mid Cap Value Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -19.25%, Class C shares at NAV returned -19.94%, Class I shares at NAV returned -19.10%, and Class R6 shares at NAV returned -19.09%. For the same period, the Russell 2500™ Value Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned -15.35%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
After strong performance in 2021, markets became volatile in 2022, with both equities and fixed income entering bear markets. Signs of weakness and headwinds began in the fourth quarter of 2021 as market breadth narrowed. Returns for the S& P 500® Index in 2021 were heavily skewed by the performance of some large-cap stocks.
Meanwhile, the Federal Reserve (the Fed) began tapering its bond purchases in October 2021, after providing support to the fixed income markets during the pandemic. And, while the inflation that spiked after massive pandemic spending, supply chain bottlenecks, and COVID lockdowns at first appeared transitory, inflation quickly escalated in the second quarter of 2022 and became a major risk to the economy. The Russian invasion of Ukraine also fueled inflation and once again pressured fragile supply chains.
The Fed raised interest rates five times during the fiscal year in an effort to tame record-high inflation. To make matters more challenging, robust employment became an obstacle in slowing spending, with the Fed saying it could make additional rate increases to attempt to bring down inflation. Investor pessimism and market sentiment soured to new lows for the duration of the fiscal year.
On the international front, China’s enforcement of its zero-COVID policy forced continued lockdowns, which rattled important supply chains. In addition, China’s significant regulatory crackdowns destroyed certain industries and gave investors pause to invest elsewhere in the country. Tensions with Taiwan also presented new risks due to U.S. semiconductor dependence and the role that plays in the digital transformation of the U.S.
For the fiscal year ended September 30, 2022, the S&P 500® Index declined 15.47%, while small-capitalization stocks, as represented by the Russell 2000® Index, were down 23.50%. International developed markets, as measured by the MSCI EAFE® Index (net), lost 25.13%, while the MSCI Emerging Markets Index (net) declined 28.11% for the period. Value stocks outperformed growth stocks for the fiscal year, with the Russell 1000® Value Index down 11.36% and the Russell 1000® Growth Index down 22.59%.
The Fund underperformed the Russell 2500TM Value Index for the fiscal year ended September 30, 2022. Poor stock selection in materials and an underweight in energy detracted from performance. Positive stock selection in financials and positive stock selection and an underweight in real estate contributed to performance.
The biggest contributors to performance during the period were W. R. Berkley, LPL Financial, CDK Global, Jack Henry & Associates, and MGM Growth Properties.
The biggest detractors from performance during the period were Scotts Miracle-Gro, TransUnion, Zebra Technologies, Thor Industries, and The Cheesecake Factory.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Industrials	26%
Information Technology	19
Financials	17
Consumer Discretionary	16
Real Estate	6
Consumer Staples	4
Materials	4
Other (includes short-term investment)	8
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Mid Cap Value Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	Since inception	Inception date
Class A shares at NAV[2]	-19.25%	-19.44%	8/3/21
Class A shares at POP[3,4]	-23.69	-23.27	8/3/21
Class C shares at NAV[2] and with CDSC[4]	-19.94	-20.10	8/3/21
Class I shares at NAV[2]	-19.10	-19.31	8/3/21
Class R6 shares at NAV[2]	-19.09	-19.23	8/3/21
Russell 2500™ Value Index	-15.35	-13.96 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 12.81%, Net 1.17%; Class C shares: Gross 13.87%, Net 1.92%; Class I shares: Gross 12.88%, Net 0.92%; Class R6 shares: Gross 12.82%, Net 0.82%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on August 3, 2021 (inception date of the Fund), for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Small-Mid Cap Value Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on August 3, 2021 (inception date of the Fund), for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
Growth of $2,500,000 for periods ended 9/30

This chart assumes an initial investment of $2,500,000 made on August 3, 2021 (inception date of the Fund), for Class R6 shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VAEGX
Class C: VCEGX
Class I: VIEGX
Class R6: VESRX
SGA Emerging Markets Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Sustainable Growth Advisers, LP
■	The Fund is non-diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -29.40%, Class C shares at NAV returned -29.94%, Class I shares at NAV returned -29.20%, and Class R6 shares at NAV returned -29.08%. For the same period, the MSCI Emerging Markets Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned -28.11%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
Emerging markets delivered their worst one-year returns since the 2008-09 financial crisis. Emerging markets were negatively impacted by a host of issues that included continuing inflationary pressures, synchronous global central bank monetary tightening, weakening currencies, disruptive zero-Covid policies, and property market weakness in China, as well as Russia’s unexpected invasion of Ukraine.
Emerging markets in Europe performed worst during the period as Russian stocks were removed from the broad market index. Markets in Hungary (-54.3%) and Poland (-51.9%) performed worst overall amid rising political uncertainty. Concerns about China’s economy fluctuated over the period, with optimism around easing Covid restrictions fading later in the period, which weighed heavily on Chinese stocks (-35.4%). Growing concerns around waning Chinese demand and overall global economic growth weighed on markets in South Korea (-40.7%) and Taiwan
(-30.5%), which underperformed given their greater dependence on technology hardware and semiconductor exports.
Indonesian markets (+14.3%) performed best, followed by Qatar (+12.7%), Kuwait (+6.4%), and UAE (+5.1%), all of which benefited from strength in energy markets. Latin American markets performed strongly, led by Brazil (+4.3%), as they benefited from strong commodity and energy markets. Growth stocks lagged over the 12-month period, given concerns about rising inflation and interest rates. The utilities (-8.0%), financials (-14.3%), and consumer staples (-17.8%) sectors suffered declines, but still performed best, while the health care (-42.8%), communication services (-36.2%), and information technology (-36.1%) sectors performed worst.
What factors affected the Fund’s performance during its fiscal year?
The Fund trailed the MSCI Emerging Markets Index (net) for the 12 months ended September 30, 2022. Stock selection detracted from relative returns, while sector allocation, which is a by-product of our bottom-up stock selection process, contributed positively.
Stock selection detracted the most in the financials and communication services sectors, offsetting positive selection in the consumer staples and health care sectors.
The Fund’s relative returns benefited from an overweight to the outperforming consumer staples sector and an underweight to the underperforming information technology sector. The Fund’s overweight to the consumer discretionary sector and lack of exposure to the utilities and energy sectors detracted from relative returns.
The largest contributors to Fund performance for the 12-month period were Bank of Central Asia, Wal-Mart de Mexico, and Budweiser APAC, while Raia Drogasil and Asian Paints detracted the least. The five largest detractors from Fund performance for the period were XP, Kakao, MercadoLibre, Naver, and Mengniu Dairy.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political, and other events negatively affecting of that location.
Sector Focused Investing: Events negatively affecting a particular industry or market sector in which the Fund focuses its investments may cause the value of the Fund to decrease.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA Emerging Markets Growth Fund (Continued)
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Consumer Staples	30%
Financials	25
Consumer Discretionary	24
Communication Services	8
Health Care	5
Information Technology	5
Materials	3
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA Emerging Markets Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	Since inception	Inception date
Class A shares at NAV[2]	-29.40%	-2.38%	6/13/19
Class A shares at POP[3,4]	-33.28	-4.03	6/13/19
Class C shares at NAV[2] and with CDSC[4]	-29.94	-3.11	6/13/19
Class I shares at NAV[2]	-29.20	-2.11	6/13/19
Class R6 shares at NAV[2]	-29.08	-1.95	6/13/19
MSCI Emerging Markets Index (net)	-28.11	-2.14 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 2.91%, Net 1.48%; Class C shares: Gross 3.66%, Net 2.23%; Class I shares: Gross 2.67%, Net 1.23%; Class R6 shares: Gross 2.63%, Net 1.05%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on June 13, 2019 (inception date of the Fund), for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA Emerging Markets Growth Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on June 13, 2019 (inception date of the Fund), for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
Growth of $2,500,000 for periods ended 9/30

This chart assumes an initial investment of $2,500,000 made on June 13, 2019 (inception date of the Fund), for Class R6 shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: SGAAX
Class C: SGACX
Class I: SGAPX
Class R6: SGARX
SGA Global Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Sustainable Growth Advisers, LP
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -31.91%, Class C shares at NAV returned -32.40%, Class I shares at NAV returned -31.74%, and Class R6 shares at NAV returned -31.58%. For the same period, the MSCI All Country World Index (net), returned -20.66%, and the MSCI All Country World Growth Index (net), returned -27.48%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
Global markets delivered their worst one-year returns since the 2008-09 financial crisis. Central banks around the world tightened monetary policy aggressively to reduce the worst inflationary pressures in decades, which spurred significant declines in equity markets. In the U.S., the Federal Reserve (the Fed) hiked its benchmark interest rate five times, lifting rates from 0% to 3.25%, with expectations for additional rate increases over the coming year.
In Europe, inflationary pressures were exacerbated by Russia’s unexpected invasion of Ukraine and a subsequent energy crisis that stemmed from Europe’s heavy dependence on Russian gas and oil. Weakness in China’s property market and ongoing disruptions from the Chinese government’s zero-Covid policies weighed on economic activity and investor sentiment toward Chinese stocks, which were among the worst performers over the period.
Growth stocks posted the worst performance, due to concerns around inflation and interest rates, while continued optimism around future economic and corporate profit growth benefited value stocks and those more sensitive to the economic cycle. Energy was the only sector within the MSCI All Country World Index that delivered positive returns over the period (+16.2%), benefiting from buoyant energy prices. The utilities and consumer staples sectors declined least, returning -4.8% and -9.0% respectively. The worst-performing sectors were the communication services (-38.0%), consumer discretionary (-27.1%), and information technology ( 26.6%) sectors, driven by the selloff in faster-growing, higher-valuation stocks.
What factors affected the Fund’s performance during its fiscal year?
The Fund trailed its benchmark, the MSCI All Country World Index (net), for the fiscal year ended September 30, 2022. The underperformance of companies with higher growth prospects, as well as the outperformance of more economically sensitive stocks, weighed on the Fund’s relative returns.
Stock selection detracted broadly over the period, but most significantly in the information technology, health care, and industrials sectors. Sector allocations, which are a by-product of our bottom-up stock selection process, detracted from relative returns. In particular, the Fund’s returns were hampered by a lack of exposure to the strongly performing energy and utilities sectors, as well as an overweight to the underperforming information technology sector.
The five largest contributors to Fund performance were Abbott, Nike, Novo Nordisk, Regeneron, and IHS Markit. The five largest detractors from Fund performance were PayPal, Recruit, Salesforce, Workday, and Amazon.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political, and other events negatively affecting of that location.
Technology Concentration: Because the Fund is presently heavily weighted in the technology sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA Global Growth Fund (Continued)
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Information Technology	35%
Health Care	20
Financials	15
Consumer Discretionary	10
Consumer Staples	9
Communication Services	3
Industrials	3
Other (includes short-term investment)	5
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA Global Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-31.91%	5.91%	— %	7.71%	10/4/13
Class A shares at POP[3,4]	-35.66	4.71	—	7.04	10/4/13
Class C shares at NAV[2] and with CDSC[4]	-32.40	5.13	—	6.91	10/4/13
Class I shares at NAV[2]	-31.74	6.08	—	7.83	10/4/13
Class R6 shares at NAV[2]	-31.58	6.38	8.56	—	—
MSCI All Country World Index (net)	-20.66	4.44	7.28	6.13 [5]	—
MSCI All Country World Growth Index (net)	-27.48	6.63	8.87	7.96 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.47%, Net 1.38%; Class C shares: Gross 2.14%, Net 2.13%; Class I shares: Gross 1.15%, Net 1.13%; Class R6 shares: Gross 1.03%, Net 0.90%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $2,500,000 for periods ended 9/30

This chart assumes an initial investment of $2,500,000 made on September 30, 2012, for Class R6 shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class A shares, Class C shares and Class I shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through February 1, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VNLAX
Class C: VNLCX
Class I: VNLIX
Class R6: VNLRX
SGA New Leaders Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Sustainable Growth Advisers, LP
■	The Fund is non-diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -40.56%, Class C shares at NAV returned -41.02%, Class I shares at NAV returned -40.39%, and Class R6 shares at NAV returned -40.32%. For the same period, the MSCI All Country World Mid Cap Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned -24.12%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
Global markets delivered their worst one-year returns since the 2008-09 financial crisis. Central banks around the world tightened monetary policy aggressively to reduce the worst inflationary pressures in decades, which spurred significant declines in equity markets. In the U.S., the Federal Reserve (the Fed) hiked its benchmark interest rate five times, lifting rates from 0% to 3.25%, with expectations for additional rate increases over the coming year.
In Europe, inflationary pressures were exacerbated by Russia’s unexpected invasion of Ukraine and a subsequent energy crisis that stemmed from Europe’s heavy dependence on Russian gas and oil. Weakness in China’s property market and ongoing disruptions from the Chinese government’s zero-Covid policies weighed on economic activity and investor sentiment toward Chinese stocks, which were among the worst performers over the period.
Growth stocks posted the worst performance, due to concerns around inflation and interest rates, while continued optimism around future economic and corporate profit growth benefited value stocks and those more sensitive to the economic cycle. Energy was the only sector in the MSCI All Country World Mid Cap Index that delivered positive returns over the period, benefiting from buoyant energy prices. The utilities and financials sectors declined least, while the worst-performing sectors were consumer discretionary, communication services, and health care, driven by the selloff in faster-growing, higher-valuation stocks.
The Fund trailed the MSCI All Country World Mid Cap Index (net) for the 12 months ended September 30, 2022. The Fund’s relative shortfall was driven primarily by stock selection, with selection in the information technology, communication services, and financials sectors detracting the most. Sector allocations, which are a by-product of our bottom-up stock selection process, also detracted, driven by a lack of exposure to the strongly performing energy and utilities sectors, as well as an overweight to the underperforming health care sector.
From a regional perspective, the Fund benefited from an underweight to non-U.S. developed markets and an overweight to the U.S., while stock selection detracted most significantly in the U.S.
The largest contributors to Fund performance for the 12-month period were Atlassian, ResMed, and Haleon, while Raia Drogasil and Shandong Weigao detracted the least. The five largest detractors from Fund performance over the period were Okta, Match Group, RingCentral, Spotify, and Kakao.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political, and other events negatively affecting of that location.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Health Care	23%
Information Technology	20
Consumer Staples	15
Financials	11
Communication Services	10
Consumer Discretionary	8
Materials	6
Other (includes short-term investment)	7
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA New Leaders Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	Since inception	Inception date
Class A shares at NAV[2]	-40.56%	-21.71%	11/17/20
Class A shares at POP[3,4]	-43.83	-24.04	11/17/20
Class C shares at NAV[2] and with CDSC[4]	-41.02	-22.31	11/17/20
Class I shares at NAV[2]	-40.39	-21.51	11/17/20
Class R6 shares at NAV[2]	-40.32	-21.38	11/17/20
MSCI All Country World Mid Cap Index (net)	-24.12	-5.23 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 3.60%, Net 1.34%; Class C shares: Gross 4.35%, Net 2.09%; Class I shares: Gross 3.32%, Net 1.09%; Class R6 shares: Gross 3.25%, Net 0.91%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on November 17, 2020 (inception date of the Fund), for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

SGA New Leaders Growth Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on November 17, 2020 (inception date of the Fund), for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
Growth of $2,500,000 for periods ended 9/30

This chart assumes an initial investment of $2,500,000 made on November 17, 2020 (inception date of the Fund), for Class R6 shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: NAINX
Class C: POICX
Class I: VTAIX
Class R6: VTARX
Tactical Allocation Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick
Investment Management, LLC
(Domestic and International Equity
Portfolio) and Newfleet Asset
Management, LLC
(Fixed Income Portfolio)
■	The Fund is diversified and has investment objectives of capital appreciation and income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -31.03%, Class C shares at NAV returned -31.56%, and Class I shares at NAV returned -30.90%, and Class R6 shares at NAV returned -30.73%. For the same period, the Bloomberg U.S. Aggregate Bond Index; a broad-based fixed income index, returned -14.60%, the MSCI ACWI ex USA SMID Cap Index (net); a broad-based International Index, returned -28.85%; and the Russell 1000® Growth Index; a broad-based US equity index, returned -22.59%. The Tactical Allocation Fund Linked Benchmark, the Fund’s style-specific benchmark, returned -20.08%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
After strong performance in 2021, markets became volatile in 2022, with both equities and fixed income entering bear markets. Signs of weakness and headwinds began in the fourth quarter of 2021 as market breadth narrowed. Returns for the S& P 500® Index in 2021 were heavily skewed by the performance of some large-cap stocks.
Meanwhile, the Federal Reserve (the Fed) began tapering its bond purchases in October 2021, after providing support to the fixed income markets during the pandemic. And, while the inflation that spiked after massive pandemic spending, supply chain bottlenecks, and COVID lockdowns at first appeared transitory, inflation quickly escalated in the second quarter of 2022 and became a major risk to the economy. The Russian invasion of Ukraine also fueled inflation and once again pressured fragile supply chains.
The Fed raised interest rates five times during the fiscal year in an effort to tame record-high inflation. To make matters more challenging, robust employment became an obstacle in slowing spending, with the Fed saying it could make additional rate increases to attempt to bring down inflation. Investor pessimism and market sentiment soured to new lows for the duration of the fiscal year.
On the international front, China’s enforcement of its zero-COVID policy forced continued lockdowns, which rattled important supply chains. In addition, China’s significant regulatory crackdowns destroyed certain industries and gave investors pause to invest elsewhere in the country. Tensions with Taiwan also presented new risks due to U.S. semiconductor dependence and the role that plays in the digital transformation of the U.S.
For the fiscal year ended September 30, 2022, the S&P 500® Index declined 15.47%, while small-capitalization stocks, as represented by the Russell 2000® Index, were down 23.50%. International developed markets, as measured by the MSCI EAFE® Index (net), lost 25.13%, while the MSCI Emerging Markets Index (net) declined 28.11% for the period. Value stocks outperformed growth stocks for the fiscal year, with the Russell 1000® Value Index down 11.36% and the Russell 1000® Growth Index down 22.59%.
Fixed Income
Central banks embarked on the first meaningful tightening of monetary policy in several years in response to elevated inflation during the fiscal year. Their messaging was consistent: they are focused on fighting high inflation. The monetary backdrop clouded the outlook for global and regional economies, and led to an increased probability of recession. This resulted in negative total returns for most assets. The pandemic remained a global issue, with China’s zero-COVID policy continuing to delay the normalization of supply chains, though there were signs that the rigid policy may be eased.
Meanwhile, the war between Russia and Ukraine presented an ongoing economic shock to food and energy prices. These unresolved issues made economic forecasting and modeling a challenge and contributed to a volatile investing environment during the fiscal year.
The Federal Reserve (the Fed) and other major central banks shifted their rhetoric sharply hawkish, indicating that keeping inflation under control is their primary goal, in response to elevated inflation measures. The Fed raised its main policy interest rate 3.00% during the fiscal year, including three jumbo moves of 0.75% each, and indicated its resolve to restore price stability. The Fed began to shrink its $8.9 trillion balance sheet, and increased its pace in September. The European Central Bank (ECB) also joined the inflation fight, raising its policy rate to 1.25% over two meetings, marking the first increases from zero interest rates since 2016. In addition to managing the start of its own balance sheet wind-down, the ECB is managing the complex task of preventing financial fragmentation among its member countries. The Bank of Japan was relatively less concerned about inflation given local economic conditions, but weakness in the yen was challenging that stance.
During the 12-month period, volatility in the fixed income markets increased due to both the more hawkish Fed policy and the Russian invasion of Ukraine. U.S. Treasuries outperformed spread sectors (non-governmental fixed income investments) on an excess return basis. Excess return refers to the difference in return – positive or negative – between an individual security and a comparable risk-free asset, in this case a U.S. Treasury with the same duration (interest rate sensitivity). With the spike in U.S. Treasury yields, less interest rate-sensitive sectors such as high yield bank loans, and other shorter-duration asset classes, including asset-backed securities, generally outperformed on a total return basis.
During the 12-month period, the U.S. Treasury yield curve shifted higher on the front end, resulting in an inverted yield curve. This occurs when the yields on longer-term investments drop below the yields on shorter-term investments with the same risk profile.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Tactical Allocation Fund (Continued)
What factors affected the Fund’s performance during its fiscal year?
Domestic Equities
The Fund’s U.S. equity portfolio underperformed the Russell 1000® Growth Index for the fiscal year ended September 30, 2022. Poor stock selection in information technology and consumer discretionary detracted from performance. An overweight in financials and an underweight in utilities contributed to performance.
The biggest contributors to performance during the period were Progressive, AutoZone, Fair Isaac, HealthEquity, and Monster Beverage.
The biggest detractors from performance during the period were Bill.com, NVIDIA, Amazon.com, Meta Flatforms, and Netflix.
International Equities
The Fund’s international equity portfolio underperformed the MSCI ACWI Ex USA SMID Cap Index (net) for the fiscal year ended September 30, 2022. Poor stock selection in industrials and financials detracted from performance. Positive stock selection and an overweight in health care as well as positive stock selection in consumer staples contributed to performance.
From a country perspective, poor stock selection and an overweight in the U.K. as well as poor stock selection in Russia detracted from performance. Positive stock selection in China and Malaysia contributed to performance.
The biggest contributors to performance during the period were Pason Systems, FinecoBank, Anhui Gujing Distillery, BTS Group, and Wolters Kluwer.
The biggest detractors from performance during the period were HeadHunter Group, Mercari, Rightmove, Mortgage Advice Bureau, and Knorr-Bremse.
Fixed Income
The fixed income portfolio’s allocations to high yield bank loans, non-agency mortgage-backed securities over agency mortgage-backed securities, and asset-backed securities had a positive impact on performance for the 12-month period ended September 30, 2022.
The portfolio’s underweight to U.S. Treasury securities had a negative impact during the period.
The portfolio’s timing of the municipal bond crossover trade was a detractor during the period. A crossover trade refers to a scenario in which comparable U.S. Treasuries and tax-exempt municipal bonds show a disparity in valuations. Investors can seek to capture value by selling out of relatively overvalued U.S. Treasuries or taxable municipal bonds and buying tax-exempt bonds of comparable maturity. When market conditions change, the investor can reverse this trade.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Allocation: The Fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Common Stocks		61%
Information Technology	18%
Consumer Discretionary	12
Industrials	7
All Other Common Stocks	24
Corporate Bonds and Notes		12
Financials	4
Energy	2
Industrials	1
All Other Corporate Bonds and Notes	5
Mortgage-Backed Securities		10
U.S. Government Securities		6
Asset-Backed Securities		4
Leveraged Loans		2
Municipal Bonds		2
Other (includes short-term investment and securities lending collateral)		3
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Tactical Allocation Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-31.03%	3.24%	4.98%	— %	—
Class A shares at POP[3,4]	-34.82	2.08	4.39	—	—
Class C shares at NAV[2] and with CDSC[4]	-31.56	2.45	4.18	—	—
Class I shares at NAV[2]	-30.90	—	—	4.19	1/29/19
Class R6 shares at NAV[2]	-30.73	—	—	-11.74	10/20/20
Bloomberg U.S. Aggregate Bond Index	-14.60	-0.27	0.89	— [5]	—
MSCI ACWI ex USA SMID Cap Index (net)	-28.85	-1.25	3.74	— [6]	—
Russell 1000® Growth Index	-22.59	12.17	13.70	— [7]	—
Tactical Allocation Fund Linked Benchmark	-20.08	5.57	7.15	— [8]	—
Fund Expense Ratios[9]: Class A shares: Gross 1.05%, Net 0.99%; Class C shares: Gross 1.86%, Net 1.75%; Class I shares: Gross 0.84%, Net 0.76%; Class R6 shares: Gross 0.84%, Net 0.60%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returned -0.62% from the inception date of Class I shares and -8.09% from the inception date of Class R6 shares.
[6]	The since inception index returned -0.01% from the inception date of Class I shares and -5.66% from the inception date of Class R6 shares.
[7]	The since inception index returned 13.37% from the inception date of Class I shares and -1.98% from the inception date of Class R6 shares.
[8]	The since inception index returned 6.18% from the inception date of Class I shares and -4.62% from the inception date of Class R6 shares.
[9]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Tactical Allocation Fund (Continued)
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.5%
Communication Services—5.4%
Meta Platforms, Inc. Class A(1)	39,016	$ 5,294
Trade Desk, Inc. (The) Class A(1)	239,695	14,322
ZoomInfo Technologies, Inc. Class A(1)	137,216	5,716
		25,332

Consumer Discretionary—22.5%
Airbnb, Inc. Class A(1)	88,337	9,279
Amazon.com, Inc.(1)	386,763	43,704
AutoZone, Inc.(1)	2,733	5,854
Home Depot, Inc. (The)	33,130	9,142
Marriott International, Inc. Class A	83,771	11,740
MercadoLibre, Inc.(1)	7,823	6,476
NIKE, Inc. Class B	142,969	11,883
Ross Stores, Inc.	92,670	7,809
		105,887

Consumer Staples—7.0%
Estee Lauder Cos., Inc. (The) Class A	42,776	9,236
McCormick & Co., Inc. Non-voting Shares	106,325	7,578
Monster Beverage Corp.(1)	113,113	9,836
Procter & Gamble Co. (The)	51,455	6,496
		33,146

Energy—3.2%
Devon Energy Corp.	68,697	4,131
Hess Corp.	42,722	4,656
Pioneer Natural Resources Co.	28,493	6,170
		14,957

	Shares	Value

Financials—7.2%
Bank of America Corp.	376,396	$ 11,367
CME Group, Inc. Class A	46,329	8,207
MarketAxess Holdings, Inc.	25,157	5,597
Progressive Corp. (The)	76,292	8,866
		34,037

Health Care—9.0%
Danaher Corp.	62,277	16,086
HealthEquity, Inc.(1)	71,184	4,781
Mettler-Toledo International, Inc.(1)	4,233	4,589
Zoetis, Inc. Class A	112,369	16,663
		42,119

Industrials—7.6%
CoStar Group, Inc.(1)	177,607	12,370
Equifax, Inc.	45,805	7,852
Fair Isaac Corp.(1)	18,667	7,691
Uber Technologies, Inc.(1)	302,934	8,028
		35,941

Information Technology—34.0%
Accenture plc Class A	41,688	10,726
Amphenol Corp. Class A	261,240	17,493
Bill.com Holdings, Inc.(1)	108,708	14,390
Block, Inc. Class A(1)	83,355	4,584
DocuSign, Inc.(1)	56,773	3,036
Duck Creek Technologies, Inc.(1)	361,613	4,285
MongoDB, Inc. Class A(1)	25,228	5,009
NVIDIA Corp.	145,211	17,627
Paycom Software, Inc.(1)	72,308	23,861
Roper Technologies, Inc.	29,002	10,430
Snowflake, Inc. Class A(1)	63,560	10,803
Visa, Inc. Class A	150,309	26,702
Workday, Inc. Class A(1)	74,440	11,331
		160,277

	Shares	Value

Materials—1.3%
Ecolab, Inc.	42,619	$ 6,155
Real Estate—1.3%
Prologis, Inc.	58,573	5,951
Total Common Stocks (Identified Cost $266,045)		463,802
Total Long-Term Investments—98.5% (Identified Cost $266,045)		463,802

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(2)	7,440,133	7,440
Total Short-Term Investment (Identified Cost $7,440)		7,440
TOTAL INVESTMENTS—100.1% (Identified Cost $273,485)		$471,242
Other assets and liabilities, net—(0.1)%		(421)
NET ASSETS—100.0%		$470,821

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$463,802	$463,802
Money Market Mutual Fund	7,440	7,440
Total Investments	$471,242	$471,242
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers  into or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Financial Statements

KAR Equity Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—93.3%
Communication Services—8.5%
Omnicom Group, Inc.	103,617	$ 6,537
Verizon Communications, Inc.	130,677	4,962
		11,499

Consumer Discretionary—3.2%
Leggett & Platt, Inc.	107,962	3,587
McDonald’s Corp.	2,914	672
		4,259

Consumer Staples—12.6%
Coca-Cola Co. (The)	69,336	3,884
Flowers Foods, Inc.	81,912	2,022
Kellogg Co.	29,540	2,058
Kimberly-Clark Corp.	33,188	3,735
PepsiCo, Inc.	24,626	4,021
Procter & Gamble Co. (The)	10,664	1,346
		17,066

Energy—1.0%
Chevron Corp.	9,292	1,335
Financials—17.9%
Bank of Hawaii Corp.	69,080	5,258
PNC Financial Services Group, Inc. (The)	27,082	4,047
Safety Insurance Group, Inc.	43,392	3,539
T. Rowe Price Group, Inc.	28,783	3,023
U.S. Bancorp	63,421	2,557
Zurich Insurance Group AG ADR	144,101	5,732
		24,156

Health Care—12.8%
AbbVie, Inc.	38,572	5,177
Johnson & Johnson	8,526	1,393
Merck & Co., Inc.	41,115	3,541
Patterson Cos., Inc.	121,216	2,911
Pfizer, Inc.	98,061	4,291
		17,313

	Shares	Value

Industrials—10.5%
BAE Systems plc Sponsored ADR	132,116	$ 4,633
MSC Industrial Direct Co., Inc. Class A	70,954	5,166
Snap-on, Inc.	6,533	1,316
Watsco, Inc.	12,100	3,115
		14,230

Information Technology—6.4%
Cisco Systems, Inc.	79,994	3,200
International Business Machines Corp.	45,195	5,369
		8,569

Materials—7.7%
Amcor plc	486,994	5,226
Eastman Chemical Co.	39,333	2,795
Sonoco Products Co.	42,948	2,436
		10,457

Real Estate—2.0%
Crown Castle, Inc.	18,426	2,663
Utilities—10.7%
Fortis, Inc.	81,769	3,107
NextEra Energy, Inc.	26,976	2,115
Pinnacle West Capital Corp.	40,168	2,591
Southern Co. (The)	69,384	4,718
WEC Energy Group, Inc.	21,830	1,952
		14,483
Total Common Stocks (Identified Cost $126,627)		126,030
Total Long-Term Investments—93.3% (Identified Cost $126,627)		126,030

	Shares	Value

Short-Term Investment—4.6%
Money Market Mutual Fund—4.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(1)	6,277,200	$ 6,277
Total Short-Term Investment (Identified Cost $6,277)		6,277
TOTAL INVESTMENTS—97.9% (Identified Cost $132,904)		$132,307
Other assets and liabilities, net—2.1%		2,805
NET ASSETS—100.0%		$135,112

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	86%
Switzerland	8
United Kingdom	4
Canada	2
Total	100%
† % of total investments as of September 30, 2022.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$126,030	$126,030
Money Market Mutual Fund	6,277	6,277
Total Investments	$132,307	$132,307
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers  into or  out of Level 3 related to securities held at September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.6%
Communication Services—16.7%
BCE, Inc.	38,549	$ 1,617
Omnicom Group, Inc.	20,454	1,291
Spark New Zealand Ltd.	493,273	1,380
Telenor ASA(1)	59,031	540
Verizon Communications, Inc.	27,871	1,058
		5,886

Consumer Discretionary—2.6%
Leggett & Platt, Inc.	27,815	924
Consumer Staples—9.9%
Coca-Cola Co. (The)	13,308	746
Coca-Cola Europacific Partners plc	16,326	696
Flowers Foods, Inc.	14,910	368
Orkla ASA	70,035	509
PepsiCo, Inc.	3,560	581
Unilever plc	13,666	600
		3,500

Energy—2.2%
TotalEnergies SE(1)	16,285	764
Financials—22.7%
Bank of Hawaii Corp.	9,571	729
IGM Financial, Inc.(1)	38,659	963
PNC Financial Services Group, Inc. (The)	2,197	328
Royal Bank of Canada	13,978	1,259
Safety Insurance Group, Inc.	9,677	789
Singapore Exchange Ltd.	85,182	559
Tokio Marine Holdings, Inc.	60,360	1,073
U.S. Bancorp	18,226	735
Zurich Insurance Group AG	2,065	823
Zurich Insurance Group AG ADR	18,183	723
		7,981

Health Care—8.8%
AbbVie, Inc.	10,166	1,364
Merck & Co., Inc.	7,050	607
Patterson Cos., Inc.	13,596	327
Pfizer, Inc.	11,979	524
Sonic Healthcare Ltd.	13,979	273
		3,095

Industrials—10.2%
Adecco Group AG Registered Shares	22,338	616
	Shares	Value

Industrials—continued
BAE Systems plc	150,082	$ 1,319
Deutsche Post AG Registered Shares	19,312	582
MSC Industrial Direct Co., Inc. Class A	14,963	1,089
		3,606

Information Technology—4.6%
Cisco Systems, Inc.	3,769	150
International Business Machines Corp.	12,228	1,453
		1,603

Materials—6.6%
Amcor plc	139,181	1,493
Eastman Chemical Co.	7,683	546
Kemira OYJ	23,959	266
		2,305

Real Estate—1.2%
Crown Castle, Inc.	2,842	411
Utilities—13.1%
Fortis, Inc.	30,816	1,171
Pinnacle West Capital Corp.	11,267	727
Southern Co. (The)	22,550	1,533
Terna - Rete Elettrica Nazionale	132,647	808
WEC Energy Group, Inc.	4,084	365
		4,604
Total Common Stocks (Identified Cost $36,354)		34,679
Total Long-Term Investments—98.6% (Identified Cost $36,354)		34,679

Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(2)	702,669	703
Total Short-Term Investment (Identified Cost $703)		703

	Shares	Value

Securities Lending Collateral—4.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(2)(3)	1,608,703	$ 1,609
Total Securities Lending Collateral (Identified Cost $1,609)		1,609
TOTAL INVESTMENTS—105.2% (Identified Cost $38,666)		$36,991
Other assets and liabilities, net—(5.2)%		(1,815)
NET ASSETS—100.0%		$35,176

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	51%
Canada	13
Switzerland	10
United Kingdom	7
New Zealand	4
Japan	3
Norway	3
Other	9
Total	100%
† % of total investments as of September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$34,679	$24,567	$10,112
Money Market Mutual Fund	703	703	—
Securities Lending Collateral	1,609	1,609	—
Total Investments	$36,991	$26,879	$10,112
There were no securities valued  using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Financial Statements

KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—94.8%
Consumer Discretionary—7.9%
Domino’s Pizza, Inc.	113,321	$ 35,152
Ross Stores, Inc.	481,805	40,602
SiteOne Landscape Supply, Inc.(1)	199,613	20,788
		96,542

Consumer Staples—4.9%
Lamb Weston Holdings, Inc.	771,103	59,668
Financials—17.5%
Berkley (W.R.) Corp.	816,719	52,744
Broadridge Financial Solutions, Inc.	318,933	46,028
First Financial Bankshares, Inc.	698,114	29,202
Houlihan Lokey, Inc. Class A	522,416	39,380
LPL Financial Holdings, Inc.	208,153	45,477
		212,831

Health Care—14.9%
Azenta, Inc.	1,049,876	44,998
Cooper Cos., Inc. (The)	154,424	40,752
Globus Medical, Inc. Class A(1)	926,806	55,210
West Pharmaceutical Services, Inc.	163,819	40,313
		181,273

Industrials—32.3%
Allegion plc	341,690	30,643
AMETEK, Inc.	589,173	66,818
	Shares	Value

Industrials—continued
Equifax, Inc.	182,342	$ 31,259
Exponent, Inc.	557,525	48,878
HEICO Corp. Class A	393,412	45,093
Lennox International, Inc.	84,072	18,720
Nordson Corp.	226,586	48,097
Old Dominion Freight Line, Inc.	144,625	35,978
Pentair plc	614,222	24,956
Verisk Analytics, Inc. Class A	253,096	43,161
		393,603

Information Technology—15.7%
Aspen Technology, Inc.(1)	274,486	65,383
Bentley Systems, Inc. Class B	1,149,573	35,165
Dolby Laboratories, Inc. Class A	736,439	47,979
Zebra Technologies Corp. Class A(1)	165,598	43,388
		191,915

Real Estate—1.6%
Equity LifeStyle Properties, Inc.	313,070	19,673
Total Common Stocks (Identified Cost $1,033,821)		1,155,505
Total Long-Term Investments—94.8% (Identified Cost $1,033,821)		1,155,505

	Shares	Value

Short-Term Investment—4.7%
Money Market Mutual Fund—4.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(2)	57,104,914	$ 57,105
Total Short-Term Investment (Identified Cost $57,105)		57,105
TOTAL INVESTMENTS—99.5% (Identified Cost $1,090,926)		$1,212,610
Other assets and liabilities, net—0.5%		6,412
NET ASSETS—100.0%		$1,219,022

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,155,505	$1,155,505
Money Market Mutual Fund	57,105	57,105
Total Investments	$1,212,610	$1,212,610
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers  into or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Shares	Value
Preferred Stock—1.7%
Information Technology—1.7%
Security Scorecard, Inc. Series E, 0.000%(1)(2)(3)	7,919,250	$ 27,955
Total Preferred Stock (Identified Cost $40,000)		27,955

Common Stocks—97.1%
Communication Services—5.1%
ROBLOX Corp. Class A(2)	502,402	18,006
Trade Desk, Inc. (The) Class A(2)	541,285	32,342
ZoomInfo Technologies, Inc. Class A(2)	736,208	30,670
		81,018

Consumer Discretionary—17.9%
Domino’s Pizza, Inc.	93,758	29,084
Global-e Online Ltd.(2)	1,186,440	31,749
MercadoLibre, Inc.(2)	47,734	39,513
Pool Corp.	137,635	43,797
Rollins, Inc.	972,204	33,716
Ross Stores, Inc.	384,094	32,368
SiteOne Landscape Supply, Inc.(2)	561,408	58,465
Sweetgreen, Inc. Class A (2)	816,761	15,110
		283,802

Consumer Staples—12.6%
Brown-Forman Corp. Class B	680,765	45,319
Celsius Holdings, Inc.(2)	797,561	72,323
Freshpet, Inc.(2)	262,780	13,163
McCormick & Co., Inc. Non-voting Shares	291,627	20,784
Monster Beverage Corp.(2)	274,971	23,911
National Beverage Corp.	609,711	23,498
		198,998

Energy—3.2%
Devon Energy Corp.	315,816	18,990
	Shares	Value

Energy—continued
Diamondback Energy, Inc.	267,038	$ 32,167
		51,157

Financials—6.2%
Goosehead Insurance, Inc. Class A(2)	564,372	20,114
MarketAxess Holdings, Inc.	78,542	17,475
Signature Bank	248,483	37,521
T. Rowe Price Group, Inc.	221,530	23,263
		98,373

Health Care—15.6%
Definitive Healthcare Corp. Class A(2)	882,454	13,713
HealthEquity, Inc.(2)	796,867	53,525
IDEXX Laboratories, Inc.(2)	77,158	25,138
Mettler-Toledo International, Inc.(2)	39,892	43,248
Silk Road Medical, Inc.(2)	685,657	30,854
STAAR Surgical Co.(2)	487,351	34,383
Waters Corp.(2)	47,522	12,809
Zoetis, Inc. Class A	224,837	33,341
		247,011

Industrials—9.6%
Acuity Brands, Inc.	103,555	16,307
CoStar Group, Inc.(2)	534,176	37,205
Equifax, Inc.	242,059	41,496
Fair Isaac Corp.(2)	136,190	56,112
		151,120

Information Technology—26.9%
Amphenol Corp. Class A	692,945	46,400
Bill.com Holdings, Inc.(2)	325,237	43,052
Datadog, Inc. Class A(2)	228,326	20,271
DocuSign, Inc.(2)	401,968	21,493
DoubleVerify Holdings, Inc.(2)	733,577	20,063
FleetCor Technologies, Inc.(2)	174,806	30,795
Gartner, Inc.(2)	291,806	80,740
	Shares	Value

Information Technology—continued
MongoDB, Inc. Class A(2)	86,085	$ 17,093
nCino, Inc.(2)	750,102	25,586
Paycom Software, Inc.(2)	193,257	63,773
Roper Technologies, Inc.	71,943	25,874
Teradyne, Inc.	414,081	31,118
		426,258
Total Common Stocks (Identified Cost $1,388,468)		1,537,737

Total Long-Term Investments—98.8% (Identified Cost $1,428,468)		1,565,692
Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(4)	18,357,068	18,357
Total Short-Term Investment (Identified Cost $18,357)		18,357
TOTAL INVESTMENTS—100.0% (Identified Cost $1,446,825)		$1,584,049
Other assets and liabilities, net—0.0%		145
NET ASSETS—100.0%		$1,584,194

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	All or a portion of the security is restricted.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$1,537,737	$1,537,737	$ —
Preferred Stock	27,955	—	27,955
Money Market Mutual Fund	18,357	18,357	—
Total Investments	$1,584,049	$1,556,094	$27,955
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
There were no securities valued  using  significant observable inputs (Level 2) at September 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at September 30, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stocks
Investments in Securities
Balance as of September 30, 2021:	$ 42,579	$ 42,579
Change in unrealized appreciation (depreciation)(a)	(14,624)	(14,624)
Balance as of September 30, 2022	$ 27,955	$ 27,955
(a) The net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022, was $14,624.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2022:
Investments in Securities – Assets	Ending Balance at September 30, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
Security Scorecard, Inc. Series E	$27,955	Market and Company Comparables	EV Multiples	9.53x (2.35x - 24.57x)
				6.83x (2.40x - 20.57x)
See Notes to Financial Statements

KAR Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—96.4%
Communication Services—4.2%
Autohome, Inc. ADR	418,682	$ 12,041
Rightmove plc	9,575,590	51,085
		63,126

Consumer Discretionary—7.7%
Acushnet Holdings Corp.	1,667,041	72,499
LCI Industries	434,120	44,046
		116,545

Consumer Staples—1.5%
PriceSmart, Inc.	383,189	22,068
Energy—0.8%
Dril-Quip, Inc.(1)	639,140	12,476
Financials—23.9%
Artisan Partners Asset Management, Inc. Class A	1,433,877	38,614
BancFirst Corp.	452,429	40,479
FactSet Research Systems, Inc.	142,240	56,912
First Hawaiian, Inc.	2,803,755	69,056
Moelis & Co. Class A	1,374,917	46,486
Primerica, Inc.	582,087	71,859
RLI Corp.	348,403	35,669
		359,075

Health Care—5.5%
Atrion Corp.	48,880	27,617
CorVel Corp.(1)	403,080	55,799
		83,416

Industrials—37.9%
Donaldson Co., Inc.	389,200	19,075
	Shares	Value

Industrials—continued
EMCOR Group, Inc.	735,170	$ 84,897
FTI Consulting, Inc.(1)	676,894	112,168
Graco, Inc.	1,003,110	60,136
Landstar System, Inc.	455,009	65,690
RBC Bearings, Inc.(1)	277,987	57,768
Simpson Manufacturing Co., Inc.	739,217	57,955
Toro Co. (The)	667,701	57,743
Watts Water Technologies, Inc. Class A	434,874	54,677
		570,109

Information Technology—13.9%
Aspen Technology, Inc.(1)	198,612	47,310
Clearwater Analytics Holdings, Inc. Class A (1)	993,878	16,687
Jack Henry & Associates, Inc.	181,100	33,009
Manhattan Associates, Inc.(1)	532,220	70,801
Teledyne Technologies, Inc.(1)	121,168	40,891
		208,698

Materials—1.0%
AptarGroup, Inc.	155,112	14,740
Total Common Stocks (Identified Cost $1,036,397)		1,450,253
Total Long-Term Investments—96.4% (Identified Cost $1,036,397)		1,450,253

	Shares	Value

Short-Term Investment—3.5%
Money Market Mutual Fund—3.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(2)	53,128,646	$ 53,129
Total Short-Term Investment (Identified Cost $53,129)		53,129
TOTAL INVESTMENTS—99.9% (Identified Cost $1,089,526)		$1,503,382
Other assets and liabilities, net—0.1%		1,221
NET ASSETS—100.0%		$1,504,603

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$1,450,253	$1,399,168	$51,085
Money Market Mutual Fund	53,129	53,129	—
Total Investments	$1,503,382	$1,452,297	$51,085
There were no securities  valued using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers  into or  out of Level 3 related to securities held at September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—11.6%
Auto Trader Group plc	30,042,329	$ 170,372
Autohome, Inc. ADR	1,764,519	50,747
MediaAlpha, Inc. Class A(1)(2)	4,646,036	40,653
Rightmove plc	27,280,150	145,537
		407,309

Consumer Discretionary—15.2%
Dream Finders Homes, Inc. Class A(1)(2)(3)	3,678,552	38,993
Fox Factory Holding Corp.(1)(2)	2,752,978	217,706
Holley, Inc.(1)(2)(3)	10,610,230	42,971
Ollie’s Bargain Outlet Holdings, Inc.(2)	1,726,089	89,066
Olo, Inc. Class A(2)	4,176,802	32,997
Revolve Group, Inc. Class A(1)(2)(3)	5,278,701	114,495
		536,228

Consumer Staples—2.7%
Grocery Outlet Holding Corp.(2)	2,081,022	69,277
PriceSmart, Inc.	428,298	24,666
		93,943

Financials—29.9%
FactSet Research Systems, Inc.	281,708	112,714
Goosehead Insurance, Inc. Class A(1)(2)	1,790,476	63,812
Interactive Brokers Group, Inc. Class A	2,344,856	149,860
MarketAxess Holdings, Inc.	271,485	60,403
Morningstar, Inc.	744,068	157,980
Oportun Financial Corp.(1)(2)	1,782,554	7,790
Ryan Specialty Holdings, Inc. Class A(1)(2)	7,775,150	315,827
ServisFirst Bancshares, Inc.	2,271,389	181,711
		1,050,097

	Shares	Value

Health Care—5.6%
Mesa Laboratories, Inc.	85,353	$ 12,020
National Research Corp.(1)	2,409,518	95,899
U.S. Physical Therapy, Inc.(1)	1,185,000	90,084
		198,003

Industrials—9.6%
AAON, Inc.	2,607,400	140,487
HEICO Corp. Class A	1,023,883	117,358
Omega Flex, Inc.(1)	861,308	79,774
		337,619

Information Technology—24.3%
Aspen Technology, Inc.(2)	478,668	114,019
Avalara, Inc.(2)	630,805	57,908
Bill.com Holdings, Inc.(2)	1,647,005	218,014
Blackline, Inc.(2)	1,811,403	108,503
Duck Creek Technologies, Inc.(1)(2)	10,094,221	119,616
nCino, Inc.(2)	3,174,809	108,293
NVE Corp.(1)	412,690	19,252
SPS Commerce, Inc.(2)	863,164	107,231
		852,836
Total Common Stocks (Identified Cost $2,797,874)		3,476,035
Total Long-Term Investments—98.9% (Identified Cost $2,797,874)		3,476,035

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(4)	25,562,392	25,562
Total Short-Term Investment (Identified Cost $25,562)		25,562

	Shares	Value

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(4)(5)	21,458,767	$ 21,459
Total Securities Lending Collateral (Identified Cost $21,459)		21,459
TOTAL INVESTMENTS—100.2% (Identified Cost $2,844,895)		$3,523,056
Other assets and liabilities, net—(0.2)%		(8,227)
NET ASSETS—100.0%		$3,514,829

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Affiliated company. See Note 3H in Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	90%
United Kingdom	9
China	1
Total	100%
† % of total investments as of September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$3,476,035	$3,160,126	$315,909
Money Market Mutual Fund	25,562	25,562	—
Securities Lending Collateral	21,459	21,459	—
Total Investments	$3,523,056	$3,207,147	$315,909
There were no securities valued  using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Financial Statements

KAR Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.1%
Consumer Discretionary—17.8%
Cheesecake Factory, Inc. (The)	1,002,215	$ 29,345
Latham Group, Inc.(1)	1,654,025	5,938
Leslie’s, Inc.(1)	2,423,718	35,653
SiteOne Landscape Supply, Inc.(1)	259,168	26,990
Terminix Global Holdings, Inc.(1)	735,711	28,170
Thor Industries, Inc.	478,406	33,479
		159,575

Consumer Staples—5.6%
National Beverage Corp.	738,970	28,480
WD-40 Co.	124,451	21,871
		50,351

Financials—22.9%
Bank of Hawaii Corp.	488,715	37,201
First Financial Bankshares, Inc.	399,223	16,700
Houlihan Lokey, Inc. Class A	513,215	38,686
Lakeland Financial Corp.	268,926	19,581
Primerica, Inc.	204,035	25,188
RLI Corp.	309,049	31,640
Stock Yards Bancorp, Inc.	521,856	35,491
		204,487

Health Care—3.4%
Azenta, Inc.	704,107	30,178
Industrials—36.7%
Albany International Corp. Class A	452,378	35,661
	Shares	Value

Industrials—continued
Armstrong World Industries, Inc.	408,020	$ 32,327
Construction Partners, Inc. Class A(1)	1,129,353	29,623
Graco, Inc.	553,704	33,195
Hillman Solutions Corp.(1)	2,182,229	16,454
John Bean Technologies Corp.	221,348	19,036
Landstar System, Inc.	236,288	34,113
RBC Bearings, Inc.(1)	221,312	45,991
UniFirst Corp.	200,302	33,697
Watsco, Inc.	186,780	48,088
		328,185

Information Technology—9.7%
American Software, Inc. Class A	842,834	12,912
Badger Meter, Inc.	174,469	16,119
EVERTEC, Inc.	1,137,599	35,664
Jack Henry & Associates, Inc.	119,445	21,771
		86,466

Materials—2.0%
Scotts Miracle-Gro Co. (The)	423,813	18,118
Total Common Stocks (Identified Cost $714,110)		877,360
Total Long-Term Investments—98.1% (Identified Cost $714,110)		877,360

	Shares	Value

Short-Term Investment—1.9%
Money Market Mutual Fund—1.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(2)	16,490,429	$ 16,490
Total Short-Term Investment (Identified Cost $16,490)		16,490
TOTAL INVESTMENTS—100.0% (Identified Cost $730,600)		$893,850
Other assets and liabilities, net—0.0%		284
NET ASSETS—100.0%		$894,134

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$877,360	$877,360
Money Market Mutual Fund	16,490	16,490
Total Investments	$893,850	$893,850
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers  into or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Financial Statements

KAR Small-Mid Cap Core Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.5%
Consumer Discretionary—15.3%
Bright Horizons Family Solutions, Inc.(1)	255,231	$ 14,714
Pool Corp.	136,963	43,583
Rollins, Inc.	658,827	22,848
SiteOne Landscape Supply, Inc.(1)	311,318	32,421
Thor Industries, Inc.	453,244	31,718
		145,284

Financials—15.6%
Berkley (W.R.) Corp.	863,620	55,772
Interactive Brokers Group, Inc. Class A	515,536	32,948
LPL Financial Holdings, Inc.	273,590	59,774
		148,494

Health Care—12.5%
Charles River Laboratories International, Inc.(1)	196,957	38,761
Chemed Corp.	60,673	26,487
Cooper Cos., Inc. (The)	121,200	31,985
Globus Medical, Inc. Class A(1)	374,762	22,324
		119,557

Industrials—27.1%
Allegion plc	298,762	26,793
Copart, Inc.(1)	333,123	35,444
Equifax, Inc.	193,407	33,156
Exponent, Inc.	409,348	35,888
Fair Isaac Corp.(1)	51,173	21,084
	Shares	Value

Industrials—continued
Lennox International, Inc.	134,600	$ 29,971
Nordson Corp.	207,798	44,109
Watsco, Inc.	121,929	31,392
		257,837

Information Technology—25.2%
ANSYS, Inc.(1)	83,086	18,420
Aspen Technology, Inc.(1)	130,999	31,204
Bentley Systems, Inc. Class B	1,244,099	38,057
Dolby Laboratories, Inc. Class A	354,785	23,114
Jack Henry & Associates, Inc.	156,429	28,512
Teledyne Technologies, Inc.(1)	84,850	28,635
Teradyne, Inc.	432,470	32,500
Zebra Technologies Corp. Class A(1)	150,608	39,461
		239,903

Materials—1.8%
Scotts Miracle-Gro Co. (The)	409,354	17,500
Total Common Stocks (Identified Cost $1,058,346)		928,575
Total Long-Term Investments—97.5% (Identified Cost $1,058,346)		928,575

	Shares	Value

Short-Term Investment—2.5%
Money Market Mutual Fund—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(2)	23,875,519	$ 23,876
Total Short-Term Investment (Identified Cost $23,876)		23,876
TOTAL INVESTMENTS—100.0% (Identified Cost $1,082,222)		$952,451
Other assets and liabilities, net—(0.0)%		(405)
NET ASSETS—100.0%		$952,046

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$928,575	$928,575
Money Market Mutual Fund	23,876	23,876
Total Investments	$952,451	$952,451
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers  into or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Financial Statements

KAR Small-Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—90.0%
Communication Services—2.4%
Rightmove plc Unsponsored ADR	11,792	$ 125
Consumer Discretionary—5.1%
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,576	133
SiteOne Landscape Supply, Inc.(1)	1,258	131
		264

Consumer Staples—3.4%
Lamb Weston Holdings, Inc.	2,240	173
Financials—13.0%
FactSet Research Systems, Inc.	537	215
MarketAxess Holdings, Inc.	544	121
Ryan Specialty Holdings, Inc. Class A(1)	8,178	332
		668

Health Care—23.0%
Atrion Corp.	96	54
Azenta, Inc.	2,429	104
Cooper Cos., Inc. (The)	414	109
Globus Medical, Inc. Class A(1)	2,857	170
HealthEquity, Inc.(1)	3,360	226
Silk Road Medical, Inc.(1)	6,231	281
West Pharmaceutical Services, Inc.	955	235
		1,179

	Shares	Value

Industrials—17.8%
Copart, Inc.(1)	2,096	$ 223
Fair Isaac Corp.(1)	384	158
HEICO Corp. Class A	2,145	246
TransUnion	2,072	124
Verisk Analytics, Inc. Class A	963	164
		915

Information Technology—25.3%
Bentley Systems, Inc. Class B	6,006	184
Clearwater Analytics Holdings, Inc. Class A (1)	9,782	164
Copperleaf Technologies, Inc.(1)	19,733	89
Duck Creek Technologies, Inc.(1)	4,111	49
Jack Henry & Associates, Inc.	1,288	235
nCino, Inc.(1)	5,288	180
Teledyne Technologies, Inc.(1)	569	192
Tyler Technologies, Inc.(1)	601	209
		1,302
Total Common Stocks (Identified Cost $5,669)		4,626
Total Long-Term Investments—90.0% (Identified Cost $5,669)		4,626

	Shares	Value

Short-Term Investment—9.6%
Money Market Mutual Fund—9.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(2)	492,797	$ 493
Total Short-Term Investment (Identified Cost $493)		493
TOTAL INVESTMENTS—99.6% (Identified Cost $6,162)		$5,119
Other assets and liabilities, net—0.4%		18
NET ASSETS—100.0%		$5,137

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$4,626	$4,626
Money Market Mutual Fund	493	493
Total Investments	$5,119	$5,119
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers  into or  out of Level 3 related to securities held at September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—94.7%
Consumer Discretionary—16.1%
Cheesecake Factory, Inc. (The)	3,200	$ 94
Gentex Corp.	3,833	91
Leslie’s, Inc.(1)	9,614	141
Terminix Global Holdings, Inc.(1)	4,489	172
Thor Industries, Inc.	1,854	130
		628

Consumer Staples—4.5%
National Beverage Corp.	2,907	112
WD-40 Co.	370	65
		177

Financials—17.0%
Bank of Hawaii Corp.	1,864	142
Berkley (W.R.) Corp.	3,191	206
Broadridge Financial Solutions, Inc.	1,072	155
LPL Financial Holdings, Inc.	740	162
		665

Health Care—1.8%
CorVel Corp.(1)	499	69
Industrials—26.0%
Armstrong World Industries, Inc.	1,214	96
Graco, Inc.	2,213	133
John Bean Technologies Corp.	909	78
Landstar System, Inc.	1,002	145
Lennox International, Inc.	472	105
Oshkosh Corp.	821	58
RBC Bearings, Inc.(1)	766	159
	Shares	Value

Industrials—continued
Toro Co. (The)	1,562	$ 135
TransUnion	1,788	106
		1,015

Information Technology—18.8%
American Software, Inc. Class A	4,908	75
CDW Corp.	516	81
Dolby Laboratories, Inc. Class A	2,033	132
Jack Henry & Associates, Inc.	1,075	196
Teradyne, Inc.	1,336	100
Zebra Technologies Corp. Class A(1)	583	153
		737

Materials—4.4%
HB Fuller Co.	1,698	102
Scotts Miracle-Gro Co. (The)	1,602	69
		171

Real Estate—6.1%
Lamar Advertising Co. Class A	888	73
VICI Properties, Inc.	5,597	167
		240
Total Common Stocks (Identified Cost $4,579)		3,702
Total Long-Term Investments—94.7% (Identified Cost $4,579)		3,702

	Shares	Value

Short-Term Investment—6.2%
Money Market Mutual Fund—6.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(2)	243,059	$ 243
Total Short-Term Investment (Identified Cost $243)		243
TOTAL INVESTMENTS—100.9% (Identified Cost $4,822)		$3,945
Other assets and liabilities, net—(0.9)%		(35)
NET ASSETS—100.0%		$3,910

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,702	$3,702
Money Market Mutual Fund	243	243
Total Investments	$3,945	$3,945
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers  into or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Financial Statements

SGA Emerging Markets Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.7%
Communication Services—7.9%
Kakao Corp.	2,535	$ 100
NAVER Corp.	1,069	142
Tencent Holdings Ltd.	2,856	97
		339

Consumer Discretionary—23.4%
adidas AG	830	96
Fast Retailing Co., Ltd.	395	209
H World Group Ltd.	59,410	203
JD.com, Inc. Class A	4,172	105
MercadoLibre, Inc.(1)	192	159
Yum China Holdings, Inc.	4,916	233
		1,005

Consumer Staples—29.3%
Budweiser Brewing Co. APAC Ltd.	78,783	205
China Mengniu Dairy Co., Ltd.(1)	46,285	183
CP ALL PCL Foreign Shares	143,458	213
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	2,614	164
Raia Drogasil S.A.	28,027	118
Unilever plc Sponsored ADR	3,266	143
Wal-Mart de Mexico SAB de C.V.	65,602	231
		1,257

Financials—25.2%
AIA Group Ltd.	21,721	181
Bank Central Asia Tbk PT	442,738	247
HDFC Bank Ltd. ADR	5,059	295
Sanlam Ltd.	47,341	134
XP, Inc. Class A(1)	11,933	227
		1,084

	Shares	Value

Health Care—5.2%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	166,109	$ 222
Information Technology—5.1%
Infosys Ltd. Sponsored ADR	13,028	221
Materials—2.6%
Asian Paints Ltd.	2,736	112
Total Common Stocks (Identified Cost $4,772)		4,240
Total Long-Term Investments—98.7% (Identified Cost $4,772)		4,240

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(2)	2,530	3
Total Short-Term Investment (Identified Cost $3)		3
TOTAL INVESTMENTS—98.7% (Identified Cost $4,775)		$4,243
Other assets and liabilities, net—1.3%		54
NET ASSETS—100.0%		$4,297

Abbreviation:
ADR	American Depositary Receipt
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
China	20%
India	15
Hong Kong	14
Brazil	12
Mexico	9
Indonesia	6
South Korea	6
Other	18
Total	100%
† % of total investments as of September 30, 2022.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$4,240	$1,558	$2,682
Money Market Mutual Fund	3	3	—
Total Investments	$4,243	$1,561	$2,682
There were no securities  valued using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers  into or  out of Level 3 related to securities held at September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Communication Services—2.9%
Alphabet, Inc. Class C(1)	33,800	$ 3,250
Consumer Discretionary—10.3%
Amazon.com, Inc.(1)	46,803	5,289
MercadoLibre, Inc.(1)	3,292	2,725
Yum! Brands, Inc.	30,887	3,284
		11,298

Consumer Staples—9.0%
China Mengniu Dairy Co., Ltd.(1)	728,721	2,880
CP ALL PCL	2,190,508	3,253
CP ALL PCL Foreign Shares	202,599	301
Heineken N.V.	39,365	3,438
		9,872

Financials—15.5%
AIA Group Ltd.	506,069	4,213
HDFC Bank Ltd. ADR	78,099	4,563
MSCI, Inc. Class A	8,164	3,443
S&P Global, Inc.	7,580	2,315
XP, Inc. Class A(1)	128,136	2,436
		16,970

Health Care—19.6%
Alcon, Inc.	54,692	3,182
Danaher Corp.	12,534	3,238
ICON plc ADR(1)	16,863	3,099
Intuitive Surgical, Inc.(1)	14,317	2,684
Medtronic plc	37,707	3,045
Novo Nordisk A/S Class B	28,249	2,814
STERIS plc	20,510	3,410
		21,472

Industrials—2.5%
Recruit Holdings Co., Ltd.	95,835	2,761
Information Technology—34.5%
Adobe, Inc. (1)	7,874	2,167
Autodesk, Inc.(1)	17,784	3,322
Dassault Systemes SE	81,234	2,805
	Shares	Value

Information Technology—continued
FleetCor Technologies, Inc.(1)	15,459	$ 2,723
Infosys Ltd. Sponsored ADR	232,182	3,940
Intuit, Inc.	8,456	3,275
Microsoft Corp.	19,672	4,582
Salesforce, Inc.(1)	26,350	3,790
SAP SE Sponsored ADR	28,271	2,297
Visa, Inc. Class A	27,856	4,949
Workday, Inc. Class A(1)	26,739	4,070
		37,920

Materials—2.0%
Linde plc	8,167	2,202
Real Estate—2.5%
Equinix, Inc.	4,770	2,713
Total Common Stocks (Identified Cost $112,629)		108,458
Total Long-Term Investments—98.8% (Identified Cost $112,629)		108,458

Short-Term Investment—1.1%
Money Market Mutual Fund—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(2)	1,176,394	1,176
Total Short-Term Investment (Identified Cost $1,176)		1,176
TOTAL INVESTMENTS—99.9% (Identified Cost $113,805)		$109,634
Other assets and liabilities, net—0.1%		88
NET ASSETS—100.0%		$109,722
Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	57%
India	8
Hong Kong	6
Thailand	3
Netherlands	3
Switzerland	3
Ireland	3
Other	17
Total	100%
† % of total investments as of September 30, 2022.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$108,458	$85,993	$22,465
Money Market Mutual Fund	1,176	1,176	—
Total Investments	$109,634	$87,169	$22,465
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

SGA New Leaders Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.5%
Communication Services—10.3%
Kakao Corp.	4,193	$ 165
Match Group, Inc.(1)	3,492	167
NAVER Corp.	724	97
Spotify Technology S.A.(1)	1,905	164
		593

Consumer Discretionary—8.4%
H World Group Ltd.	41,436	141
MercadoLibre, Inc.(1)	198	164
Yum! Brands, Inc.	1,686	179
		484

Consumer Staples—14.9%
China Mengniu Dairy Co., Ltd.(1)	47,254	187
CP ALL PCL Foreign Shares	155,195	230
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	3,254	204
Haleon plc ADR(1)	18,569	113
Raia Drogasil S.A.	30,040	127
		861

Financials—10.6%
First Republic Bank	1,257	164
MSCI, Inc. Class A	445	188
XP, Inc. Class A(1)	13,661	259
		611

Health Care—22.5%
Alcon, Inc.	2,969	173
ICON plc ADR(1)	942	173
IDEXX Laboratories, Inc.(1)	329	107
IQVIA Holdings, Inc.(1)	937	170
M3, Inc.	4,408	123
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	151,290	202
STERIS plc	1,064	177
Veeva Systems, Inc. Class A(1)	1,048	173
		1,298

	Shares	Value

Industrials—3.3%
CoStar Group, Inc.(1)	2,749	$ 191
Information Technology—19.6%
Adyen N.V.(1)	117	146
Atlassian Corp. plc Class A(1)	755	159
Autodesk, Inc.(1)	1,276	239
EPAM Systems, Inc.(1)	467	169
FleetCor Technologies, Inc.(1)	1,295	228
Workday, Inc. Class A(1)	1,236	188
		1,129

Materials—5.9%
Ball Corp.	3,461	167
Ecolab, Inc.	1,207	175
		342

Real Estate—3.0%
Equinix, Inc.	298	170
Total Common Stocks (Identified Cost $7,482)		5,679
Total Long-Term Investments—98.5% (Identified Cost $7,482)		5,679

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(2)	41,899	42
Total Short-Term Investment (Identified Cost $42)		42

TOTAL INVESTMENTS—99.3% (Identified Cost $7,524)		$5,721
Other assets and liabilities, net—0.7%		43
NET ASSETS—100.0%		$5,764
Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	47%
Brazil	10
Ireland	6
China	6
United Kingdom	5
South Korea	5
Thailand	4
Other	17
Total	100%
† % of total investments as of September 30, 2022.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$5,679	$4,388	$1,291
Money Market Mutual Fund	42	42	—
Total Investments	$5,721	$4,430	$1,291
There were no securities  valued using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers  into or  out of Level 3 related to securities held at September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.9%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 3,715	$ 2,847
3.250%, 5/15/42	1,195	1,061
3.000%, 8/15/48	7,650	6,470
2.000%, 2/15/50	2,045	1,405
1.375%, 8/15/50	12,745	7,380
1.875%, 2/15/51	5,255	3,479
2.000%, 8/15/51	440	300
2.250%, 2/15/52	605	440
2.875%, 5/15/52	2,335	1,958
U.S. Treasury Notes
0.125%, 3/31/23	1,700	1,669
2.500%, 4/30/24	1,200	1,166
0.250%, 5/31/25	1,610	1,448
1.125%, 2/15/31	2,565	2,077
1.625%, 5/15/31	900	755
1.250%, 8/15/31	1,170	946
1.375%, 11/15/31	830	674
Total U.S. Government Securities (Identified Cost $44,017)		34,075
Municipal Bonds—1.7%
California—0.1%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	510	341
University of California, Series B-A, Taxable 4.428%, 5/15/48	380	327
		668

Florida—0.3%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	2,115	1,918
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	450	413
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	70	54
	Par Value	Value

New York—0.9%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	$ 2,555	$ 2,678
New York State Environmental Facilities Corp. Revenue Taxable 5.000%, 6/15/51	2,130	2,286
		4,964

Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	530	410
State of Texas, General Obligation Taxable 3.211%, 4/1/44	180	141
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	585	431
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	160	147
		1,129

Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	640	559
Total Municipal Bonds (Identified Cost $11,270)		9,705
Foreign Government Securities—0.3%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	130	10
RegS 8.250%, 10/13/24(1)(2)	40	3
RegS 7.650%, 4/21/25(1)(2)	320	22
Dominican Republic 144A 4.875%, 9/23/32(3)	820	612
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	540	461
	Par Value	Value

Foreign Government Securities—continued
United Mexican States 2.659%, 5/24/31	$ 645	$ 495
Total Foreign Government Securities (Identified Cost $2,321)		1,603
Mortgage-Backed Securities—9.7%
Agency—0.1%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	52	52
Pool #A62213 6.000%, 6/1/37	94	99
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	14	15
Pool #310041 6.500%, 5/1/37	84	91
Pool #735061 6.000%, 11/1/34	104	109
Pool #880117 5.500%, 4/1/36	3	3
Pool #909092 6.000%, 9/1/37	6	6
Pool #909175 5.500%, 4/1/38	55	57
Pool #909220 6.000%, 8/1/38	59	62
Pool #929625 5.500%, 6/1/38	72	74
Pool #938574 5.500%, 9/1/36	62	64
Pool #972569 5.000%, 3/1/38	68	66
		698
Non-Agency—9.6%
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(3)(4)	401	372
2021-A, A1 144A 1.065%, 9/25/65(3)(4)	466	410
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	1,050	1,024
2015-SFR2, C 144A 4.691%, 10/17/52(3)	335	325
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(3)	530	491
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-SFR2, C 144A 2.533%, 7/17/37(3)	$ 750	$ 688
2020-SFR2, D 144A 3.282%, 7/17/37(3)	770	714
Angel Oak Mortgage Trust 2020-4, A1 144A 1.469%, 6/25/65(3)(4)	428	395
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(3)(4)	581	556
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	156	146
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	873	817
2021-1R, A1 144A 1.175%, 10/25/48(3)(4)	756	646
2022-1, A1B 144A 3.269%, 12/25/56(3)(4)	670	563
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 4.068%, 2/15/29(3)(4)	920	893
BX Commercial Mortgage Trust 2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 4.883%, 2/15/39(3)(4)	247	230
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	1,379	1,125
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(3)	1,084	935
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	391	347
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	159	134
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	342	301
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.065%, 5/25/34(4)	122	114
CIM Trust
2021-NR4, A1 144A 2.816%, 10/25/61(3)(4)	433	399
2022-R2, A1 144A 3.750%, 12/25/61(3)(4)	229	216
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(3)(4)	365	354
	Par Value	Value

Non-Agency—continued
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(3)(4)	$ 566	$ 539
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(3)(4)	149	128
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	490	442
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(3)(4)	290	262
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(3)	295	247
2020-1, A1 144A 1.832%, 3/15/50(3)	237	222
2020-3, A 144A 1.358%, 8/15/53(3)	480	421
2020-4, A 144A 1.174%, 12/15/52(3)	537	473
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(3)(4)	398	382
2020-NQM1, A1 144A 1.208%, 5/25/65(3)(4)	84	77
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	307	273
2021-NQM1, A1 144A 0.809%, 5/25/65(3)(4)	140	130
2021-NQM2, A1 144A 1.179%, 2/25/66(3)(4)	377	327
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(4)	875	791
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	41	39
2021-2, A3 144A 1.291%, 6/25/66(3)(4)	566	469
2022-1, A1 144A 2.206%, 1/25/67(3)(4)	397	334
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(3)	645	577
2021-SFR1, D 144A 2.189%, 8/17/38(3)	880	745
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(3)(4)	88	79
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	15	14
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	24	22
	Par Value	Value

Non-Agency—continued
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(4)	$ 26	$ 25
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 3.618%, 2/15/38(3)(4)	1,080	1,042
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	565	472
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(3)(4)	218	201
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	500	479
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	486	401
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(3)(4)	1,182	957
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 5.334%, 8/15/37(3)(4)	590	583
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	16	15
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	21	20
2017-1, A2 144A 3.450%, 1/25/47(3)(4)	114	100
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	52	46
2017-4, A3 144A 3.500%, 11/25/48(3)(4)	140	130
2017-5, A1 144A 3.124%, 10/26/48(3)(4)	100	97
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 3.818%, 12/15/37(3)(4)	653	618
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 3.618%, 5/15/36(3)(4)	565	556
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
LHOME Mortgage Trust
2021-RTL1, A1 144A 2.090%, 9/25/26(3)(4)	$ 480	$ 461
2021-RTL2, A1 144A 2.090%, 6/25/26(3)(4)	295	279
MetLife Securitization Trust 2017-1A, M1 144A 3.421%, 4/25/55(3)(4)	860	769
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(3)(4)	395	373
2017-3, B1 144A 3.250%, 1/25/61(3)(4)	365	319
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	509	433
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13, AS 4.266%, 11/15/46	275	269
2015-C22, AS 3.561%, 4/15/48	835	783
2015-C25, A4 3.372%, 10/15/48	590	559
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	176	164
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	109	101
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	50	47
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	358	328
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	38	35
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	490	454
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	80	76
2019-NQM4, A1 144A 2.492%, 9/25/59(3)(4)	135	123
2019-RPL2, M2 144A 3.750%, 2/25/59(3)(4)	660	557
2020-1A, A1B 144A 3.500%, 10/25/59(3)(4)	469	437
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	177	166
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	455	382
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	64	61
2021-NQM3, A2 144A 1.260%, 7/25/61(3)(4)	559	448
	Par Value	Value

Non-Agency—continued
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(3)(4)	$ 430	$ 403
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(3)(4)	711	676
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	885	826
2021-3, A1 144A 1.867%, 4/25/26(3)(4)	452	412
2021-9, A1 144A 2.363%, 10/25/26(3)(4)	337	311
2021-RPL1, A1 144A 1.319%, 7/25/51(3)(4)	167	149
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(3)(4)	649	614
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(3)	460	436
2021-SFR2, D 144A 2.197%, 4/19/38(3)	940	798
2021-SFR3, D 144A 2.288%, 5/17/26(3)	450	384
2021-SFR6, C 144A 1.855%, 7/17/38(3)	145	123
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	239	202
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	268	224
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(3)(4)	220	206
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(3)(4)	305	288
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	61	60
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(3)(4)	865	810
Sequoia Mortgage Trust 2013-8, B1 3.488%, 6/25/43(4)	68	64
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(3)(4)	89	87
Starwood Mortgage Residential Trust
2020-3, A1 144A 1.486%, 4/25/65(3)(4)	113	109
2021-3, A3 144A 1.518%, 6/25/56(3)(4)	170	139
	Par Value	Value

Non-Agency—continued
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	$ 160	$ 158
2016-3, M1 144A 3.500%, 4/25/56(3)(4)	1,080	1,060
2016-4, B1 144A 3.823%, 7/25/56(3)(4)	585	535
2017-1, A2 144A 3.500%, 10/25/56(3)(4)	485	466
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	185	172
2017-4, A2 144A 3.000%, 6/25/57(3)(4)	936	844
2018-6, A1B 144A 3.750%, 3/25/58(3)(4)	420	392
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	1,270	1,139
2019-1, A1 144A 3.692%, 3/25/58(3)(4)	404	380
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	500	439
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	650	563
2020-MH1, A2 144A 2.500%, 2/25/60(3)(4)(5)	1,115	941
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	1,265	992
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	435	396
2020-SFR2, D 144A 2.281%, 11/17/39(3)	880	727
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	515	450
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(3)(4)	510	484
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(4)	271	256
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	544	499
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	618	567
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(3)(4)	230	210
Vericrest Opportunity Loan Trust CVI LLC 2021-NP12, A1 144A 2.734%, 12/26/51(3)(4)	229	211
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	607	551
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(3)(4)	$ 280	$ 256
2019-INV2, A1 144A 2.913%, 7/25/59(3)(4)	88	86
2022-4, A1 144A 4.474%, 4/25/67(3)(4)	446	425
2022-5, A1 144A 3.800%, 4/25/67(3)(4)	825	762
2022-7, A1 144A 5.152%, 7/25/67(3)(4)	687	668
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(3)	150	141
2021-1R, A1 144A 1.280%, 5/25/56(3)	248	226
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	675	644
		55,515
Total Mortgage-Backed Securities (Identified Cost $62,250)		56,213

Asset-Backed Securities—4.6%
Automobiles—2.9%
American Credit Acceptance Receivables Trust 2021-2, C 144A 0.970%, 7/13/27(3)	900	878
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	1,245	1,171
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(3)	537	534
2019-3A, D 144A 3.040%, 4/15/25(3)	575	570
2020-P1, B 0.920%, 11/9/26	775	704
2021-N3, D 1.580%, 6/12/28	585	540
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(3)	545	534
CPS Auto Receivables Trust 2020-C, C 144A 1.710%, 8/17/26(3)	282	280
Credit Acceptance Auto Loan Trust
2020-3A, B 144A 1.770%, 12/17/29(3)	540	508
	Par Value	Value

Automobiles—continued
2022-1A, A 144A 4.600%, 6/15/32(3)	$ 595	$ 580
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	31	31
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(3)	61	61
2019-1A, D 144A 4.130%, 12/16/24(3)	67	67
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(3)	790	743
2022-1A, C 144A 3.130%, 5/15/28(3)	685	632
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(3)	540	516
2020-4, C 144A 1.280%, 2/16/27(3)	965	920
Foursight Capital Automobile Receivables Trust
2019-1, E 144A 4.300%, 9/15/25(3)	745	742
2022-1, B 144A 2.150%, 5/17/27(3)	545	501
GLS Auto Receivables Issuer Trust
2019-4A, C 144A 3.060%, 8/15/25(3)	745	734
2020-4A, C 144A 1.140%, 11/17/25(3)	930	911
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(3)	167	167
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(3)	710	639
Oscar US Funding XII LLC 2021-1A, A4 144A 1.000%, 4/10/28(3)	550	494
Santander Drive Auto Receivables Trust
2020-4, C 1.010%, 1/15/26	1,290	1,274
2021-3, C 0.950%, 9/15/27	880	850
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	127	127
United Auto Credit Securitization Trust 2021-1, C 144A 0.840%, 6/10/26(3)	900	889
	Par Value	Value

Automobiles—continued
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(3)	$ 114	$ 114
		16,711

Credit Card—0.2%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	730	662
Genesis Sales Finance Master Trust 2020-AA, A 144A 1.650%, 9/22/25(3)	775	758
		1,420

Other—1.5%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	19	19
2019-A, C 144A 4.010%, 7/16/40(3)	720	659
2020-AA, B 144A 2.790%, 7/17/46(3)	755	687
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	813	689
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(3)	174	170
BHG Securitization Trust 2021-A, A 144A 1.420%, 11/17/33(3)	537	499
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	425	361
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(3)	283	258
Foundation Finance Trust 2021-1A, A 144A 1.270%, 5/15/41(3)	415	372
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	516	468
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	555	536
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(3)	538	487
MVW Owner Trust 2016-1A, A 144A 2.250%, 12/20/33(3)	53	53
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(3)	$ 680	$ 570
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(3)	586	499
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(3)	525	485
Octane Receivables Trust 2020-1A, A 144A 1.710%, 2/20/25(3)	127	126
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	211	198
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(3)	900	859
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	334	307
Westgate Resorts LLC 2020-1A, A 144A 2.713%, 3/20/34(3)	326	317
		8,619
Total Asset-Backed Securities (Identified Cost $28,485)		26,750

Corporate Bonds and Notes—11.8%
Communication Services—0.4%
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	460	360
CCO Holdings LLC
144A 6.375%, 9/1/29(3)	54	50
144A 4.750%, 3/1/30(3)	250	203
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	555	433
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(3)	250	246
T-Mobile USA, Inc. 3.875%, 4/15/30	865	767
TripAdvisor, Inc. 144A 7.000%, 7/15/25(3)	395	384
		2,443

Consumer Discretionary—0.6%
Aramark Services, Inc. 144A 6.375%, 5/1/25(3)	250	245
	Par Value	Value

Consumer Discretionary—continued
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(3)	$ 255	$ 237
Brunswick Corp. 2.400%, 8/18/31	537	373
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)	185	146
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	486	370
Ford Motor Co.
3.250%, 2/12/32	406	293
4.750%, 1/15/43	265	176
M/I Homes, Inc. 4.950%, 2/1/28	370	308
PulteGroup, Inc. 6.375%, 5/15/33	780	736
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(3)	11	11
Scientific Games International, Inc. 144A 7.000%, 5/15/28(3)	290	273
Tenneco, Inc. 144A 5.125%, 4/15/29(3)	490	484
		3,652

Consumer Staples—0.3%
Albertsons Cos., Inc. 144A 3.500%, 3/15/29(3)	45	36
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	520	486
BAT Capital Corp. 4.906%, 4/2/30	705	622
Central American Bottling Corp. 144A 5.250%, 4/27/29(3)	225	194
Church & Dwight Co., Inc. 5.000%, 6/15/52	585	539
		1,877

Energy—1.5%
Aker BP ASA 144A 2.000%, 7/15/26(3)	740	638
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	400	389
CrownRock LP
144A 5.625%, 10/15/25(3)	300	287
144A 5.000%, 5/1/29(3)	270	238
DCP Midstream Operating LP 3.250%, 2/15/32	210	166
DT Midstream, Inc. 144A 4.125%, 6/15/29(3)	360	304
	Par Value	Value

Energy—continued
Enbridge, Inc. 7.625%, 1/15/83	$ 620	$ 598
Energy Transfer LP Series H 6.500% (6)	515	449
EQM Midstream Partners LP 144A 7.500%, 6/1/30(3)	435	411
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	785	611
HF Sinclair Corp. 144A 5.875%, 4/1/26(3)	630	618
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	445	459
Occidental Petroleum Corp. 6.125%, 1/1/31	355	350
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(6)	25	— (7)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	330	300
Pertamina Persero PT 144A 6.450%, 5/30/44(3)(8)	980	904
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(9)	255	5
Petroleos Mexicanos 7.690%, 1/23/50	560	341
Reliance Industries Ltd. 144A 2.875%, 1/12/32(3)	695	544
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	210	192
Transcanada Trust 5.600%, 3/7/82	685	594
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	73	69
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(3)	305	262
		8,729

Financials—3.7%
Allstate Corp. (The) Series B 5.750%, 8/15/53	565	520
Ally Financial, Inc. Series B 4.700% (6)	548	427
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	745	621
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Banco Mercantil del Norte S.A. 144A 6.625% (3)(6)	$ 620	$ 486
Bank of America Corp.
2.687%, 4/22/32	1,725	1,347
2.482%, 9/21/36	750	542
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	710	680
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	540	446
Blackstone Private Credit Fund 2.625%, 12/15/26	313	257
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	415	295
Brighthouse Financial, Inc. 5.625%, 5/15/30	648	607
Brookfield Finance, Inc. 2.724%, 4/15/31	1,200	953
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(3)	200	175
Capital One Financial Corp. 2.359%, 7/29/32	573	406
Charles Schwab Corp. (The) Series H 4.000% (6)	775	569
Citadel LP 144A 4.875%, 1/15/27(3)	565	527
Citigroup, Inc. (SOFR + 1.280%) 4.039%, 2/24/28(4)	339	326
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(3)	565	517
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(3)	27	27
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	770	699
Goldman Sachs Group, Inc. (The) 1.992%, 1/27/32	365	270
Jefferies Group LLC 2.625%, 10/15/31	920	667
JPMorgan Chase & Co.
5.717%, 9/14/33	495	468
(SOFR + 1.180%) 3.922%, 2/24/28(4)	530	509
1.953%, 2/4/32	1,445	1,069
	Par Value	Value

Financials—continued
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	$ 420	$ 338
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	525	406
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.750%, 4/20/67(4)	615	464
MetLife, Inc. Series G 3.850% (6)	695	622
Morgan Stanley 6.375%, 7/24/42	580	602
OneMain Finance Corp. 6.875%, 3/15/25	285	268
OWL Rock Core Income Corp. 4.700%, 2/8/27	384	336
Prudential Financial, Inc.
5.625%, 6/15/43	720	709
5.125%, 3/1/52	179	155
6.000%, 9/1/52	104	97
Santander Holdings USA, Inc. 4.400%, 7/13/27	640	589
State Street Corp. 4.164%, 8/4/33	590	532
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	805	693
Wells Fargo & Co.
2.393%, 6/2/28	950	815
Series BB 3.900%(6)	1,155	977
Zions Bancorp NA 3.250%, 10/29/29	405	333
		21,346

Health Care—0.6%
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(3)	155	106
Bio-Rad Laboratories, Inc.
3.300%, 3/15/27	376	341
3.700%, 3/15/32	119	100
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	605	467
HCA, Inc. 5.250%, 6/15/49	415	338
Illumina, Inc. 2.550%, 3/23/31	370	284
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)(10)	185	146
	Par Value	Value

Health Care—continued
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(3)	$ 10	$ 9
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	505	412
Universal Health Services, Inc. 144A 2.650%, 1/15/32(3)	685	484
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	535	488
Viatris, Inc.
2.300%, 6/22/27	481	393
144A 2.300%, 6/22/27(3)	1	— (7)
		3,568

Industrials—1.3%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(3)	797	752
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	560	465
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	565	505
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(3)	505	396
Boeing Co. (The) 5.930%, 5/1/60	370	317
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(3)	606	492
Ferguson Finance plc 144A 4.650%, 4/20/32(3)	730	643
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(3)	24	23
GFL Environmental, Inc. 144A 3.750%, 8/1/25(3)	400	366
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(3)	500	380
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	778	629
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Industrials—continued
Kazakhstan Temir Zholy Finance B.V. 144A 6.950%, 7/10/42(3)	$ 440	$ 434
Masco Corp.
2.000%, 2/15/31	365	273
3.125%, 2/15/51	365	220
Pentair Finance S.a.r.l. 5.900%, 7/15/32	560	529
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	335	298
Sempra Global 144A 3.250%, 1/15/32(3)	729	580
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(3)	220	208
TransDigm, Inc. 5.500%, 11/15/27	260	226
		7,736

Information Technology—1.0%
Broadcom, Inc. 4.150%, 11/15/30	712	616
CDW LLC 3.569%, 12/1/31	1,044	813
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(3)	50	44
144A 6.500%, 10/15/28(3)	320	272
Dell International LLC 8.100%, 7/15/36	594	628
Entegris Escrow Corp. 144A 4.750%, 4/15/29(3)	758	668
HP, Inc. 5.500%, 1/15/33	710	630
Kyndryl Holdings, Inc. 2.700%, 10/15/28	433	317
Leidos, Inc. 2.300%, 2/15/31	800	593
Motorola Solutions, Inc. 4.600%, 5/23/29	265	244
Oracle Corp. 3.850%, 4/1/60	140	85
TD SYNNEX Corp. 2.375%, 8/9/28	715	576
		5,486

Materials—1.0%
Albemarle Corp. 5.050%, 6/1/32	640	593
Avient Corp. 144A 7.125%, 8/1/30(3)	295	272
Bayport Polymers LLC 144A 5.140%, 4/14/32(3)	785	714
	Par Value	Value

Materials—continued
Celanese U.S. Holdings LLC
5.900%, 7/5/24	$ 185	$ 182
6.165%, 7/15/27	160	151
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	560	551
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(3)	495	431
Freeport-McMoRan, Inc. 5.450%, 3/15/43	575	480
Glencore Funding LLC 144A 2.850%, 4/27/31(3)	750	580
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(3)	635	488
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	870	702
Suzano Austria GmbH 2.500%, 9/15/28	295	230
Teck Resources Ltd. 6.125%, 10/1/35	540	506
		5,880

Real Estate—1.0%
EPR Properties 4.750%, 12/15/26	865	768
GLP Capital LP
5.750%, 6/1/28	655	613
3.250%, 1/15/32	72	54
Kite Realty Group Trust 4.750%, 9/15/30	780	678
MPT Operating Partnership LP
4.625%, 8/1/29	115	93
3.500%, 3/15/31	450	313
Office Properties Income Trust 4.500%, 2/1/25	555	494
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(3)	870	680
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	760	552
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	464
Service Properties Trust 4.950%, 2/15/27	375	278
VICI Properties LP
4.950%, 2/15/30	350	316
	Par Value	Value

Real Estate—continued
5.125%, 5/15/32	$ 350	$ 310
		5,613

Utilities—0.4%
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(3)	805	737
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(3)	210	193
Puget Energy, Inc.
2.379%, 6/15/28	453	377
4.224%, 3/15/32	315	272
Southern Co. (The) Series 21-A 3.750%, 9/15/51	794	644
Vistra Corp. 144A 8.000% (3)(6)	255	234
		2,457
Total Corporate Bonds and Notes (Identified Cost $81,624)		68,787
Leveraged Loans—1.9%
Aerospace—0.3%
Air Canada (3 month LIBOR + 3.500%) 6.421%, 8/11/28(4)	78	73
Brown Group Holding LLC (1 month LIBOR + 2.500%) 5.615%, 6/7/28(4)	319	303
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 6.460%, 10/20/27(4)	235	235
KKR Apple Bidco LLC (1 month LIBOR + 2.750%) 5.865%, 9/22/28(4)	342	326
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 8.777%, 6/21/27(4)	228	229
TransDigm, Inc. Tranche E (3 month LIBOR + 2.750%) 5.924%, 5/30/25(4)	243	233
		1,399

Chemicals—0.1%
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 5.115%, 4/1/24(4)	682	658
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (2 month LIBOR + 2.250%) 5.010% - 5.570%, 2/11/28(4)	$ 245	$ 237
Energy—0.1%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 9.365%, 3/28/24(4)	255	255
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 6.210%, 12/21/28(4)	248	229
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 6.211%, 10/5/28(4)	218	211
		695

Financials—0.1%
Blackhawk Network Holdings, Inc. First Lien (1 month Term SOFR + 3.000%) 6.034%, 6/15/25(4)	370	345
Citadel Securities LP Tranche B (1 month Term SOFR + 3.114%) 6.149%, 2/2/28(4)	146	144
		489

Food / Tobacco—0.1%
CHG PPC Parent LLC 2021-1 (1 month LIBOR + 3.000%) 6.125%, 12/8/28(4)	154	147
Hostess Brands LLC 2019, Tranche B (1-3 month LIBOR + 2.250%) 5.056% - 5.365%, 8/3/25(4)	296	286
		433

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Z (3 month LIBOR + 1.750%) 4.178%, 7/1/26(4)	248	240
	Par Value	Value

Gaming / Leisure—0.3%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 5.865%, 12/23/24(4)	$ 592	$ 578
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.834%, 6/22/26(4)	245	237
PUG LLC Tranche B (1 month LIBOR + 3.500%) 6.615%, 2/12/27(4)	127	109
Scientific Games Holdings LP (3 month Term SOFR + 3.500%) 5.617%, 4/4/29(4)	95	88
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 5.906%, 4/13/29(4)	135	130
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.750%) 5.370%, 2/8/27(4)	240	229
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 5.520%, 4/29/26(4)	242	232
		1,603

Health Care—0.1%
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 5.375%, 1/4/26(4)	163	158
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 6.871%, 11/16/25(4)	221	204
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.600%) 5.634%, 4/20/29(4)	344	338
		700

Housing—0.0%
Standard Industries, Inc. (3 month LIBOR + 2.500%) 6.675%, 9/22/28(4)	245	237
Information Technology—0.2%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.000%) 6.674%, 9/19/24(4)	389	379
	Par Value	Value

Information Technology—continued
CCC Intelligent Solutions, Inc. Tranche B (1 month LIBOR + 1.250%) 4.365%, 9/21/28(4)	$ 248	$ 239
Sophia LP Tranche B (3 month LIBOR + 3.500%) 7.174%, 10/7/27(4)	242	232
Tenable, Inc. (3 month LIBOR + 2.750%) 5.556%, 7/7/28(4)	242	230
UKG, Inc. 2021-2, First Lien (3 month LIBOR + 3.250%) 5.535%, 5/4/26(4)	245	233
		1,313

Manufacturing—0.1%
Alliance Laundry Systems LLC Tranche B (1 month LIBOR + 3.500%) 5.955%, 10/8/27(4)	248	238
NCR Corp. (3 month LIBOR + 2.500%) 5.310%, 8/28/26(4)	248	237
		475

Media / Telecom - Broadcasting—0.0%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 5.615%, 9/18/26(4)	160	157
Media / Telecom - Cable/Wireless Video—0.0%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 8.115%, 8/2/27(4)	237	221
Media / Telecom - Telecommunications—0.0%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.365%, 3/15/27(4)	101	92
Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 4.870%, 4/11/25(4)	359	348
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Service—0.2%
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 6.282%, 1/18/29(4)	$ 30	$ 29
Tranche B (1 month LIBOR + 3.250%) 6.330%, 2/6/26(4)	234	226
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 6.703%, 11/23/28(4)	248	235
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 6.865%, 2/1/28(4)	318	301
PODS LLC (1 month LIBOR + 3.000%) 6.115%, 3/31/28(4)	250	236
		1,027
Transportation - Automotive—0.1%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 5.115%, 11/2/23(4)	486	448
Utilities—0.0%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 5.865%, 8/1/25(4)	241	230
Total Leveraged Loans (Identified Cost $11,428)		11,002

	Shares
Preferred Stocks—0.3%
Financials—0.2%
JPMorgan Chase & Co. Series HH, 4.600%	304 (11)	265
MetLife, Inc. Series D, 5.875%	277 (11)	252
Truist Financial Corp. Series Q, 5.100%	680 (11)	603
Zions Bancorp NA, 6.950%	6,400	163
		1,283

Industrials—0.1%
General Electric Co. Series D (3 month LIBOR + 3.330%), 6.623%(4)	725 (11)	678
Total Preferred Stocks (Identified Cost $2,075)		1,961
	Shares	Value

Common Stocks—60.7%
Communication Services—6.0%
Adevinta ASA Class B(12)	199,477	$ 1,188
Auto Trader Group plc	677,940	3,845
Baltic Classifieds Group plc	2,463,417	3,735
Dayamitra Telekomunikasi PT	47,262,000	2,245
Infrastrutture Wireless Italiane SpA	207,635	1,811
Meta Platforms, Inc. Class A(12)	23,121	3,137
Moneysupermarket.com Group plc	547,003	1,129
New Work SE	15,527	1,857
Rightmove plc	660,295	3,523
Trade Desk, Inc. (The) Class A(12)	143,658	8,584
ZoomInfo Technologies, Inc. Class A(12)	82,546	3,439
		34,493
Consumer Discretionary—11.8%
Airbnb, Inc. Class A(12)	52,138	5,477
Allegro.eu S.A.(12)	401,378	1,727
Amazon.com, Inc.(12)	230,454	26,041
AutoZone, Inc.(12)	1,627	3,485
Home Depot, Inc. (The)	19,872	5,483
Marriott International, Inc. Class A	49,419	6,926
Max Stock Ltd.	572,792	832
MercadoLibre, Inc.(12)	4,639	3,840
Mercari, Inc.(12)	163,400	2,179
NIKE, Inc. Class B	85,827	7,134
Ross Stores, Inc.	55,627	4,688
Victorian Plumbing Group plc(12)	1,405,019	567
		68,379
Consumer Staples—4.3%
Anhui Gujing Distillery Co., Ltd. Class B	159,800	2,361
Estee Lauder Cos., Inc. (The) Class A	25,337	5,470
Heineken Malaysia Bhd	509,500	2,616
McCormick & Co., Inc. Non-voting Shares	62,717	4,470
Monster Beverage Corp.(12)	69,211	6,019
Procter & Gamble Co. (The)	30,696	3,875
		24,811
Energy—1.8%
Devon Energy Corp.	40,737	2,449
Frontera Energy Corp.(12)	300	2
Hess Corp.	25,385	2,767
Pason Systems, Inc.	173,647	1,662
Pioneer Natural Resources Co.	16,985	3,678
		10,558
	Shares	Value

Financials—5.0%
Bank of America Corp.	226,871	$ 6,851
CME Group, Inc. Class A	27,330	4,841
FinecoBank Banca Fineco SpA	221,980	2,742
Gruppo MutuiOnline SpA	75,613	1,480
Hargreaves Lansdown plc	142,299	1,363
Hypoport SE(12)	4,989	440
MarketAxess Holdings, Inc.	15,469	3,442
Mortgage Advice Bureau Holdings Ltd.	248,987	1,770
Nordnet AB publ	66,366	751
Progressive Corp. (The)	45,005	5,230
VNV Global AB(12)	169,419	342
		29,252

Health Care—5.3%
Danaher Corp.	37,826	9,770
Haw Par Corp., Ltd.	547,500	3,901
HealthEquity, Inc.(12)	42,401	2,848
Mettler-Toledo International, Inc.(12)	2,519	2,731
Nakanishi, Inc.	80,900	1,479
Zoetis, Inc. Class A	68,050	10,091
		30,820
Industrials—7.1%
Boa Vista Servicos S.A.	1,472,564	1,613
CAE, Inc.(12)	117,106	1,797
CoStar Group, Inc.(12)	107,296	7,473
Enento Group Oyj(12)	65,677	1,353
Equifax, Inc.	27,025	4,633
Fair Isaac Corp.(12)	11,402	4,698
Haitian International Holdings Ltd.	1,294,337	2,449
HeadHunter Group plc ADR(5)	115,928	— (7)
Howden Joinery Group plc	251,522	1,405
Knorr-Bremse AG	44,447	1,909
Marel HF	329,459	998
Meitec Corp.	143,400	2,269
MTU Aero Engines AG	19,904	2,975
S-1 Corp.	72,665	2,927
Uber Technologies, Inc.(12)	180,152	4,774
		41,273
Information Technology—17.8%
Accenture plc Class A	25,282	6,505
Alten S.A.	27,211	2,990
Amphenol Corp. Class A	156,415	10,474
Bill.com Holdings, Inc.(12)	64,636	8,556
Block, Inc. Class A(12)	49,728	2,735
Bouvet ASA	424,107	2,118
Brockhaus Technologies AG(12)	52,904	799
DocuSign, Inc.(12)	33,610	1,797
Duck Creek Technologies, Inc.(12)	215,166	2,550
FDM Group Holdings plc	183,032	1,272
MongoDB, Inc. Class A(12)	14,972	2,973
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Information Technology—continued
NVIDIA Corp.	86,342	$ 10,481
Paycom Software, Inc.(12)	43,536	14,366
Roper Technologies, Inc.	17,485	6,288
Snowflake, Inc. Class A(12)	38,075	6,471
Visa, Inc. Class A	90,608	16,096
Workday, Inc. Class A(12)	44,912	6,836
		103,307
Materials—1.0%
Corp. Moctezuma SAB de C.V.	721,710	2,200
Ecolab, Inc.	25,630	3,701
		5,901
Real Estate—0.6%
Prologis, Inc.	34,810	3,537
Total Common Stocks (Identified Cost $293,938)		352,331
Exchange-Traded Fund—0.2%
iShares JP Morgan USD Emerging Markets Bond ETF(13)	13,077	1,038
Total Exchange-Traded Fund (Identified Cost $1,180)		1,038
Warrant—0.0%
Financials—0.0%
VNV Global AB(12)	88,478	1
Total Warrant (Identified Cost $—)		1
Total Long-Term Investments—97.1% (Identified Cost $538,588)		563,466
Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(13)	14,741,910	14,742
Total Short-Term Investment (Identified Cost $14,742)		14,742
	Shares	Value

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(13)(14)	145,700	$ 146
Total Securities Lending Collateral (Identified Cost $146)		146
TOTAL INVESTMENTS—99.7% (Identified Cost $553,476)		$578,354
Other assets and liabilities, net—0.3%		1,938
NET ASSETS—100.0%		$580,292

Abbreviations:
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
NA	National Association
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $102,160 or 17.6% of net assets.
(4)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	No contractual maturity date.
(7)	Amount is less than $500.
(8)	All or a portion of security is on loan.
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	Security in default, interest payments are being received during the bankruptcy proceedings.
(11)	Value shown as par value.
(12)	Non-income producing.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	84%
United Kingdom	3
Germany	1
Canada	1
Japan	1
Italy	1
Brazil	1
Other	8
Total	100%
† % of total investments as of September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 26,750	$ —	$ 26,750	$ —
Corporate Bonds and Notes	68,787	—	68,787	—
Foreign Government Securities	1,603	—	1,603	—
Leveraged Loans	11,002	—	11,002	—
Mortgage-Backed Securities	56,213	—	55,272	941
Municipal Bonds	9,705	—	9,705	—
U.S. Government Securities	34,075	—	34,075	—
Equity Securities:
Common Stocks	352,331	284,984	67,347	— (1)
Preferred Stocks	1,961	163	1,798	—
Warrant	1	1	—	—
Exchange-Traded Fund	1,038	1,038	—	—
Money Market Mutual Fund	14,742	14,742	—	—
Securities Lending Collateral	146	146	—	—
Total Investments	$578,354	$301,074	$276,339	$941

(1)	Amount is less than $500.
Securities held by the Fund with an end of period value of $—(1) were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Securities held by the Fund with an end of period value of $941 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of —(1) were transferred from Level 1 to Level 3 due to a decrease in trading activities at period end. The value represents valuations of Russian Common Stocks for which Management has determined include significant unobservable inputs as of September 30, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2022.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2022
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Assets
Investment in securities at value(1)(2)	$ 471,242	$ 132,307	$ 36,991	$ 1,212,610
Cash	100	100	50	501
Receivables
Investment securities sold	—	2,311	659	—
Fund shares sold	48	2,752	36	7,260
Dividends	141	287	150	701
Tax reclaims	—	87	58	—
Securities lending income	—	—	— (a)	—
Prepaid Trustees’ retainer	7	2	1	19
Prepaid expenses	25	30	22	65
Other assets	55	15	4	143
Total assets	471,618	137,891	37,971	1,221,299
Liabilities
Due to custodian	—	—	— (a)	—
Payables
Fund shares repurchased	95	90	33	930
Investment securities purchased	—	2,491	1,082	—
Collateral on securities loaned	—	—	1,609	—
Investment advisory fees	295	70	15	688
Distribution and service fees	100	26	5	62
Administration and accounting fees	43	12	4	112
Transfer agent and sub-transfer agent fees and expenses	80	22	7	158
Professional fees	1	9	25	135
Trustee deferred compensation plan	55	15	4	143
Interest expense and/or commitment fees	3	1	— (a)	5
Other accrued expenses	125	43	11	44
Total liabilities	797	2,779	2,795	2,277
Net Assets	$ 470,821	$ 135,112	$ 35,176	$ 1,219,022
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 188,907	$ 127,951	$ 37,082	$ 1,112,825
Accumulated earnings (loss)	281,914	7,161	(1,906)	106,197
Net Assets	$ 470,821	$ 135,112	$ 35,176	$ 1,219,022
Net Assets:
Class A	$ 435,925	$ 104,120	$ 21,388	$ 72,404
Class C	$ 2,914	$ 3,395	$ 814	$ 53,041
Class I	$ 30,739	$ 25,923	$ 10,797	$ 1,065,078
Class R6	$ 1,243	$ 1,674	$ 2,177	$ 28,499
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	25,844,987	5,705,900	1,650,594	1,726,880
Class C	248,514	218,394	64,845	1,395,671
Class I	1,739,239	1,423,787	834,506	24,727,713
Class R6	69,225	92,337	166,944	659,058
Net Asset Value and Redemption Price Per Share:*
Class A	$ 16.87	$ 18.25	$ 12.96	$ 41.93
Class C	$ 11.73	$ 15.55	$ 12.54	$ 38.00
Class I	$ 17.67	$ 18.21	$ 12.94	$ 43.07
Class R6	$ 17.95	$ 18.13	$ 13.04	$ 43.24
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2022
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 17.85	$ 19.31	$ 13.71	$ 44.37
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 273,485	$ 132,904	$ 38,666	$ 1,090,926
(2) Market value of securities on loan	$ —	$ —	$ 1,527	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2022
(Reported in thousands except shares and per share amounts)
	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund
Assets
Investment in unaffiliated securities at value(1)(2)	$ 1,584,049	$ 1,503,382	$ 2,276,184	$ 893,850
Investment in affiliated securities at value(3)	—	—	1,246,872	—
Foreign currency at value(4)	—	— (a)	— (a)	—
Cash	2,004	2,004	5,010	1,002
Receivables
Investment securities sold	8,166	—	15,041	—
Fund shares sold	1,958	815	2,149	699
Dividends	289	633	2,244	352
Securities lending income	—	—	6	—
Prepaid Trustees’ retainer	22	22	51	13
Prepaid expenses	41	32	5	42
Other assets	184	170	407	102
Total assets	1,596,713	1,507,058	3,547,969	896,060
Liabilities
Payables
Fund shares repurchased	3,138	628	5,095	816
Investment securities purchased	7,253	—	1,645	—
Collateral on securities loaned	—	—	21,459	—
Investment advisory fees	1,029	986	2,570	551
Distribution and service fees	120	78	243	32
Administration and accounting fees	143	133	315	79
Transfer agent and sub-transfer agent fees and expenses	332	216	775	183
Professional fees	184	156	362	110
Trustee deferred compensation plan	184	170	407	102
Interest expense and/or commitment fees	10	6	20	5
Other accrued expenses	126	82	249	48
Total liabilities	12,519	2,455	33,140	1,926
Net Assets	$ 1,584,194	$ 1,504,603	$ 3,514,829	$ 894,134
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,493,787	$ 989,549	$ 2,411,242	$ 714,337
Accumulated earnings (loss)	90,407	515,054	1,103,587	179,797
Net Assets	$ 1,584,194	$ 1,504,603	$ 3,514,829	$ 894,134
Net Assets:
Class A	$ 301,043	$ 117,382	$ 432,185	$ 90,204
Class C	$ 59,318	$ 58,911	$ 163,204	$ 13,446
Class I	$ 1,134,777	$ 1,008,114	$ 2,778,744	$ 756,418
Class R6	$ 89,056	$ 320,196	$ 140,696	$ 34,066
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	6,924,872	3,136,663	13,391,949	4,442,029
Class C	1,789,746	2,052,773	6,005,591	686,449
Class I	25,055,253	24,994,806	82,943,823	37,159,913
Class R6	1,948,381	7,900,606	4,176,997	1,670,334
Net Asset Value and Redemption Price Per Share:*
Class A	$ 43.47	$ 37.42	$ 32.27	$ 20.31
Class C	$ 33.14	$ 28.70	$ 27.18	$ 19.59
Class I	$ 45.29	$ 40.33	$ 33.50	$ 20.36
Class R6	$ 45.71	$ 40.53	$ 33.68	$ 20.39
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2022
(Reported in thousands except shares and per share amounts)
	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 46.00	$ 39.60	$ 34.15	$ 21.49
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in unaffiliated securities at cost	$ 1,446,825	$ 1,089,526	$ 1,644,473	$ 730,600
(2) Market value of securities on loan	$ —	$ —	$ 20,568	$ —
(3) Investment in affiliated securities at cost	$ —	$ —	$ 1,200,422	$ —
(4) Foreign currency at cost	$ —	$ —(a)	$ —(a)	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2022
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund	KAR Small-Mid Cap Value Fund	SGA Emerging Markets Growth Fund
Assets
Investment in securities at value(1)	$ 952,451	$ 5,119	$ 3,945	$ 4,243
Foreign currency at value(2)	—	—	—	1
Cash	50	50	50	50
Receivables
Fund shares sold	2,145	2	12	—
Receivable from adviser	—	1	10	5
Dividends	141	2	4	1
Tax reclaims	—	—	—	— (a)
Prepaid Trustees’ retainer	14	— (a)	— (a)	— (a)
Prepaid expenses	32	20	7	12
Other assets	108	1	— (a)	— (a)
Total assets	954,941	5,195	4,028	4,312
Liabilities
Payables
Fund shares repurchased	1,739	13	—	—
Investment securities purchased	—	15	87	—
Foreign capital gains tax	—	—	—	4
Investment advisory fees	627	—	—	—
Distribution and service fees	31	— (a)	— (a)	— (a)
Administration and accounting fees	84	1	1	1
Transfer agent and sub-transfer agent fees and expenses	173	1	— (a)	— (a)
Professional fees	116	27	30	9
Trustee deferred compensation plan	108	1	— (a)	— (a)
Interest expense and/or commitment fees	4	— (a)	— (a)	— (a)
Other accrued expenses	13	— (a)	— (a)	1
Total liabilities	2,895	58	118	15
Net Assets	$ 952,046	$ 5,137	$ 3,910	$ 4,297
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,096,012	$ 6,705	$ 4,806	$ 5,156
Accumulated earnings (loss)	(143,966)	(1,568)	(896)	(859)
Net Assets	$ 952,046	$ 5,137	$ 3,910	$ 4,297
Net Assets:
Class A	$ 34,319	$ 435	$ 698	$ 136
Class C	$ 26,271	$ 98	$ 80	$ 86
Class I	$ 877,405	$ 1,940	$ 413	$ 230
Class R6	$ 14,051	$ 2,664	$ 2,719	$ 3,845
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	2,537,092	56,312	89,853	16,238
Class C	2,009,909	12,870	10,361	10,535
Class I	64,155,584	249,710	53,226	27,209
Class R6	1,024,641	342,543	349,336	452,800
Net Asset Value and Redemption Price Per Share:*
Class A	$ 13.53	$ 7.73	$ 7.77	$ 8.36
Class C	$ 13.07	$ 7.63	$ 7.71	$ 8.14
Class I	$ 13.68	$ 7.77	$ 7.76	$ 8.44
Class R6	$ 13.71	$ 7.78	$ 7.78	$ 8.49
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2022
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund	KAR Small-Mid Cap Value Fund	SGA Emerging Markets Growth Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 14.32	$ 8.18	$ 8.22	$ 8.85
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 1,082,222	$ 6,162	$ 4,822	$ 4,775
(2) Foreign currency at cost	$ —	$ —	$ —	$ 1

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2022
(Reported in thousands except shares and per share amounts)
	SGA Global Growth Fund	SGA New Leaders Growth Fund	Tactical Allocation Fund
Assets
Investment in securities at value(1)(2)	$ 109,634	$ 5,721	$ 578,354
Foreign currency at value(3)	24	—	131
Cash	50	50	1,174
Receivables
Investment securities sold	603	—	192
Fund shares sold	20	—	20
Receivable from adviser	—	5	—
Dividends and interest	38	1	1,718
Tax reclaims	75	—	131
Securities lending income	—	—	— (a)
Prepaid Trustees’ retainer	2	— (a)	8
Prepaid expenses	23	19	26
Other assets	13	1	66
Total assets	110,482	5,797	581,820
Liabilities
Payables
Fund shares repurchased	86	—	271
Investment securities purchased	527	—	343
Collateral on securities loaned	—	—	146
Investment advisory fees	70	—	235
Distribution and service fees	8	— (a)	130
Administration and accounting fees	10	1	52
Transfer agent and sub-transfer agent fees and expenses	21	— (a)	110
Professional fees	15	30	47
Trustee deferred compensation plan	13	1	66
Interest expense and/or commitment fees	1	— (a)	3
Other accrued expenses	9	1	125
Total liabilities	760	33	1,528
Net Assets	$ 109,722	$ 5,764	$ 580,292
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 112,491	$ 8,565	$ 545,274
Accumulated earnings (loss)	(2,769)	(2,801)	35,018
Net Assets	$ 109,722	$ 5,764	$ 580,292
Net Assets:
Class A	$ 18,375	$ 71	$ 542,371
Class C	$ 3,767	$ 62	$ 12,326
Class I	$ 33,241	$ 97	$ 25,520
Class R6	$ 54,339	$ 5,534	$ 75
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	942,610	11,245	61,015,844
Class C	209,189	10,000	1,357,592
Class I	1,687,977	15,285	2,878,784
Class R6	2,666,347	866,711	8,459
Net Asset Value and Redemption Price Per Share:*
Class A	$ 19.49	$ 6.33	$ 8.89
Class C	$ 18.01	$ 6.24	$ 9.08
Class I	$ 19.69	$ 6.36	$ 8.86
Class R6	$ 20.38	$ 6.38	$ 8.87
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2022
(Reported in thousands except shares and per share amounts)
	SGA Global Growth Fund	SGA New Leaders Growth Fund	Tactical Allocation Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 20.62	$ 6.70	$ 9.41
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 113,805	$ 7,524	$ 553,476
(2) Market value of securities on loan	$ —	$ —	$ 143
(3) Foreign currency at cost	$ 24	$ —	$ 132

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS YEAR ENDED
September 30, 2022
($ reported in thousands)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund
Investment Income
Dividends	$ 3,776	$ 5,020	$ 1,694	$ 11,029	$ 12,672
Securities lending, net of fees	2	29	6	— (1)	—
Foreign taxes withheld	—	(96)	(121)	—	—
Total investment income	3,778	4,953	1,579	11,029	12,672
Expenses
Investment advisory fees	4,605	1,068	303	11,071	17,800
Distribution and service fees, Class A	1,509	304	61	201	1,076
Distribution and service fees, Class C	59	37	9	638	934
Administration and accounting fees	658	149	48	1,403	2,447
Transfer agent fees and expenses	310	66	20	583	1,020
Sub-transfer agent fees and expenses, Class A	207	68	14	72	382
Sub-transfer agent fees and expenses, Class C	6	3	1	63	136
Sub-transfer agent fees and expenses, Class I	47	10	11	1,042	1,904
Custodian fees	2	1	2	4	8
Printing fees and expenses	43	12	5	101	190
Professional fees	107	61	33	223	324
Interest expense and/or commitment fees	6	1	1	11	23
Registration fees	55	47	45	115	154
Trustees’ fees and expenses	35	7	2	71	135
Miscellaneous expenses	221	56	21	82	271
Total expenses	7,870	1,890	576	15,680	26,804
Less net expenses reimbursed and/or waived by investment adviser(2)	(3)	(161)	(62)	(1,299)	(102)
Less low balance account fees	(9)	(1)	(1)	—	(1)
Net expenses	7,858	1,728	513	14,381	26,701
Net investment income (loss)	(4,080)	3,225	1,066	(3,352)	(14,029)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	86,995	4,995	1,886	(11,459)	(35,480)
Foreign currency transactions	—	(1)	(6)	—	—
Net increase from payment by affiliate(3)	—	—	—	—	19
Net change in unrealized appreciation (depreciation) on:
Investments	(364,704)	(18,112)	(6,893)	(315,507)	(1,147,252)
Foreign currency transactions	—	—	(8)	—	—
Net realized and unrealized gain (loss) on investments	(277,709)	(13,118)	(5,021)	(326,966)	(1,182,713)
Net increase (decrease) in net assets resulting from operations	$(281,789)	$ (9,893)	$(3,955)	$(330,318)	$(1,196,742)

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
(3)	See Note 3I in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2022
($ reported in thousands)
	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund
Investment Income
Dividends	$ 22,523	$ 15,933	$ 17,294	$ 8,718	$ 17
Dividends from affiliated	—	7,432	—	—	—
Securities lending, net of fees	1	85	—	—	— (1)
Total investment income	22,524	23,450	17,294	8,718	17
Expenses
Investment advisory fees	13,296	41,125	8,638	9,139	44
Distribution and service fees, Class A	336	1,520	291	111	1
Distribution and service fees, Class C	744	2,403	182	310	1
Administration and accounting fees	1,762	5,000	1,227	1,228	14
Transfer agent fees and expenses	733	2,077	518	506	2
Sub-transfer agent fees and expenses, Class A	116	615	79	43	— (1)
Sub-transfer agent fees and expenses, Class C	56	198	15	33	— (1)
Sub-transfer agent fees and expenses, Class I	930	3,760	938	1,033	3
Custodian fees	5	17	4	4	— (1)
Printing fees and expenses	110	347	104	89	2
Professional fees	269	641	193	198	28
Interest expense and/or commitment fees	14	45	12	10	— (1)
Registration fees	69	111	104	116	50
Trustees’ fees and expenses	91	273	65	63	— (1)
Miscellaneous expenses	123	442	109	72	5
Total expenses	18,654	58,574	12,479	12,955	150
Less net expenses reimbursed and/or waived by investment adviser(2)	—	—	—	—	(87)
Less low balance account fees	—	(1)	(1)	— (1)	—
Plus net expenses recaptured	—	—	—	31	—
Net expenses	18,654	58,573	12,478	12,986	63
Net investment income (loss)	3,870	(35,123)	4,816	(4,268)	(46)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	118,123	293,284	14,056	(9,991)	(453)
Affiliated investments	—	216,895	—	—	—
Foreign currency transactions	(8)	(314)	—	—	— (1)
Net change in unrealized appreciation (depreciation) on:
Investments	(321,850)	(1,082,947)	(329,741)	(356,103)	(1,430)
Affiliated investments	—	(1,188,337)	—	—	—
Foreign currency transactions	11	32	—	—	—
Net realized and unrealized gain (loss) on investments	(203,724)	(1,761,387)	(315,685)	(366,094)	(1,883)
Net increase (decrease) in net assets resulting from operations	$(199,854)	$(1,796,510)	$(310,869)	$(370,362)	$(1,929)

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2022
($ reported in thousands)
	KAR Small-Mid Cap Value Fund	SGA Emerging Markets Growth Fund	SGA Global Growth Fund	SGA New Leaders Growth Fund	Tactical Allocation Fund
Investment Income
Dividends	$ 51	$ 71	$ 1,067	$ 29	$ 4,928
Interest	—	—	—	—	7,847
Securities lending, net of fees	—	— (1)	3	— (1)	12
Foreign taxes withheld	—	(5)	(56)	(1)	(278)
Total investment income	51	66	1,014	28	12,509
Expenses
Investment advisory fees	23	52	1,182	51	4,301
Distribution and service fees, Class A	1	— (1)	70	— (1)	1,798
Distribution and service fees, Class C	1	1	58	1	222
Administration and accounting fees	11	13	154	14	781
Transfer agent fees and expenses	2	2	61	3	368
Sub-transfer agent fees and expenses, Class A	— (1)	— (1)	45	— (1)	320
Sub-transfer agent fees and expenses, Class C	— (1)	— (1)	6	—	23
Sub-transfer agent fees and expenses, Class I	— (1)	— (1)	59	—	42
Custodian fees	— (1)	3	2	3	20
Printing fees and expenses	6	2	14	3	54
Professional fees	32	36	54	30	146
Interest expense and/or commitment fees	— (1)	— (1)	1	— (1)	7
Registration fees	54	30	48	37	57
Trustees’ fees and expenses	— (1)	— (1)	8	— (1)	42
Miscellaneous expenses	5	5	16	3	223
Total expenses	135	144	1,778	145	8,404
Less net expenses reimbursed and/or waived by investment adviser(2)	(104)	(86)	(121)	(84)	(486)
Less low balance account fees	—	—	— (1)	—	(7)
Net expenses	31	58	1,657	61	7,911
Net investment income (loss)	20	8	(643)	(33)	4,598
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(30)	(311)	3,990	(811)	38,488
Foreign currency transactions	—	— (1)	(2)	2	(66)
Foreign capital gains tax	—	(2)	—	— (1)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(768)	(1,485)	(56,740)	(2,361)	(318,811)
Foreign currency transactions	—	— (1)	(8)	— (1)	(21)
Foreign capital gains tax	—	8	—	—	—
Net realized and unrealized gain (loss) on investments	(798)	(1,790)	(52,760)	(3,170)	(280,410)
Net increase (decrease) in net assets resulting from operations	$(778)	$(1,782)	$(53,403)	$(3,203)	$(275,812)

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	KAR Capital Growth Fund		KAR Equity Income Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (4,080)	$ (6,452)	$ 3,225	$ 3,111
Net realized gain (loss)	86,995	64,719	4,994	3,083
Net change in unrealized appreciation (depreciation)	(364,704)	92,901	(18,112)	19,166
Increase (decrease) in net assets resulting from operations	(281,789)	151,168	(9,893)	25,360
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(53,757)	(21,796)	(5,143)	(31,394)
Class C	(820)	(600)	(140)	(1,891)
Class I	(4,151)	(1,595)	(497)	(2,982)
Class R6	(122)	(9)	(70)	(333)
Total dividends and distributions to shareholders	(58,850)	(24,000)	(5,850)	(36,600)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	11,694	(20,713)	(6,082)	18,321
Class C	(3,130)	(5,645)	(523)	(1,372)
Class I	(4,688)	4,062	16,933	2,527
Class R6	1,244	443	725	475
Increase (decrease) in net assets from capital transactions	5,120	(21,853)	11,053	19,951
Net increase (decrease) in net assets	(335,519)	105,315	(4,690)	8,711
Net Assets
Beginning of period	806,340	701,025	139,802	131,091
End of Period	$ 470,821	$ 806,340	$ 135,112	$ 139,802
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Global Quality Dividend Fund		KAR Mid-Cap Core Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,066	$ 999	$ (3,352)	$ (4,505)
Net realized gain (loss)	1,880	1,836	(11,459)	33,114
Net change in unrealized appreciation (depreciation)	(6,901)	3,333	(315,507)	279,183
Increase (decrease) in net assets resulting from operations	(3,955)	6,168	(330,318)	307,792
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(510)	(576)	(1,497)	(464)
Class C	(8)	(27)	(1,267)	(429)
Class I	(404)	(334)	(21,030)	(5,392)
Class R6	(53)	(3)	(951)	(165)
Total dividends and distributions to shareholders	(975)	(940)	(24,745)	(6,450)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	534	(1,674)	5,309	9,280
Class C	(8)	(729)	1,691	1,742
Class I	697	(134)	185,127	273,909
Class R6	517	1,770	(15,752)	27,639
Increase (decrease) in net assets from capital transactions	1,740	(767)	176,375	312,570
Net increase (decrease) in net assets	(3,190)	4,461	(178,688)	613,912
Net Assets
Beginning of period	38,366	33,905	1,397,710	783,798
End of Period	$ 35,176	$ 38,366	$ 1,219,022	$ 1,397,710
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Mid-Cap Growth Fund		KAR Small-Cap Core Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (14,029)	$ (24,505)	$ 3,870	$ (108)
Net realized gain (loss)	(35,480)	52,141	118,115	212,206
Net increase from payment by affiliate(1)	19	—	—	—
Net change in unrealized appreciation (depreciation)	(1,147,252)	590,790	(321,839)	241,098
Increase (decrease) in net assets resulting from operations	(1,196,742)	618,426	(199,854)	453,196
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(8,185)	(606)	(17,080)	(9,053)
Class C	(2,544)	(180)	(12,382)	(8,780)
Class I	(34,824)	(2,375)	(145,908)	(85,597)
Class R6	(2,968)	(139)	(48,590)	(26,170)
Total dividends and distributions to shareholders	(48,521)	(3,300)	(223,960)	(129,600)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(64,827)	(13,276)	9,432	6,511
Class C	(34,319)	4,098	(4,941)	(19,276)
Class I	(465,049)	211,073	10,150	(24,692)
Class R6	(36,166)	80,643	(12,387)	61,400
Increase (decrease) in net assets from capital transactions	(600,361)	282,538	2,254	23,943
Net increase (decrease) in net assets	(1,845,624)	897,664	(421,560)	347,539
Net Assets
Beginning of period	3,429,818	2,532,154	1,926,163	1,578,624
End of Period	$ 1,584,194	$ 3,429,818	$ 1,504,603	$ 1,926,163

(1)	See Note 3I in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Cap Growth Fund		KAR Small-Cap Value Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (35,123)	$ (54,891)	$ 4,816	$ 4,365
Net realized gain (loss)	509,865	801,250	14,056	48,737
Net change in unrealized appreciation (depreciation)	(2,271,252)	568,778	(329,741)	282,809
Increase (decrease) in net assets resulting from operations	(1,796,510)	1,315,137	(310,869)	335,911
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(100,063)	(79,097)	(2,287)	(662)
Class C	(45,933)	(37,125)	(355)	(11)
Class I	(655,027)	(537,686)	(21,896)	(8,138)
Class R6	(25,977)	(14,092)	(1,622)	(189)
Total dividends and distributions to shareholders	(827,000)	(668,000)	(26,160)	(9,000)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(43,224)	(53,154)	(8,687)	16,147
Class C	(22,917)	(27,922)	(3,114)	(654)
Class I	(483,610)	(441,585)	(151,561)	194,304
Class R6	23,078	98,665	(30,485)	64,780
Increase (decrease) in net assets from capital transactions	(526,673)	(423,996)	(193,847)	274,577
Net increase (decrease) in net assets	(3,150,183)	223,141	(530,876)	601,488
Net Assets
Beginning of period	6,665,012	6,441,871	1,425,010	823,522
End of Period	$ 3,514,829	$ 6,665,012	$ 894,134	$ 1,425,010
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Mid Cap Core Fund		KAR Small-Mid Cap Growth Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	From Inception December 8, 2020 to September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (4,268)	$ (4,982)	$ (46)	$ (32)
Net realized gain (loss)	(9,991)	21,174	(453)	(40)
Net change in unrealized appreciation (depreciation)	(356,103)	168,800	(1,430)	387
Increase (decrease) in net assets resulting from operations	(370,362)	184,992	(1,929)	315
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(599)	—	—	—
Class C	(408)	—	—	—
Class I	(14,991)	(57)	—	—
Class R6	(222)	(3)	—	—
Total dividends and distributions to shareholders	(16,220)	(60)	—	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(222)	21,019	(107)	697
Class C	5,969	16,317	18	112
Class I	65,718	557,850	692	1,930
Class R6	3,622	5,213	380	3,029
Increase (decrease) in net assets from capital transactions	75,087	600,399	983	5,768
Net increase (decrease) in net assets	(311,495)	785,331	(946)	6,083
Net Assets
Beginning of period	1,263,541	478,210	6,083	—
End of Period	$ 952,046	$ 1,263,541	$ 5,137	$ 6,083
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Mid Cap Value Fund		SGA Emerging Markets Growth Fund
	Year Ended September 30, 2022	From Inception August 3, 2021 to September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 20	$ 2	$ 8	$ (20)
Net realized gain (loss)	(30)	—	(313)	422
Net change in unrealized appreciation (depreciation)	(768)	(109)	(1,477)	135
Increase (decrease) in net assets resulting from operations	(778)	(107)	(1,782)	537
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(—) (1)	—	(14)	(4)
Class C	—	—	(11)	(3)
Class I	(1)	—	(27)	(8)
Class R6	(10)	—	(368)	(110)
Total dividends and distributions to shareholders	(11)	—	(420)	(125)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	643	131	1	27
Class C	1	103	(14)	8
Class I	399	100	(47)	143
Class R6	729	2,700	364	219
Increase (decrease) in net assets from capital transactions	1,772	3,034	304	397
Net increase (decrease) in net assets	983	2,927	(1,898)	809
Net Assets
Beginning of period	2,927	—	6,195	5,386
End of Period	$ 3,910	$ 2,927	$ 4,297	$ 6,195

(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	SGA Global Growth Fund		SGA New Leaders Growth Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	From Inception November 17, 2020 to September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (643)	$ (834)	$ (33)	$ (31)
Net realized gain (loss)	3,988	10,299	(809)	(163)
Net change in unrealized appreciation (depreciation)	(56,748)	18,122	(2,361)	558
Increase (decrease) in net assets resulting from operations	(53,403)	27,587	(3,203)	364
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,276)	(963)	—	—
Class C	(518)	(211)	—	—
Class I	(3,434)	(1,091)	—	—
Class R6	(5,122)	(2,435)	—	—
Total dividends and distributions to shareholders	(11,350)	(4,700)	—	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(3,902)	3,849	10	103
Class C	(934)	1,331	(2)	103
Class I	(1,068)	20,190	—	155
Class R6	4,695	(4,192)	2,311	5,923
Increase (decrease) in net assets from capital transactions	(1,209)	21,178	2,319	6,284
Net increase (decrease) in net assets	(65,962)	44,065	(884)	6,648
Net Assets
Beginning of period	175,684	131,619	6,648	—
End of Period	$ 109,722	$ 175,684	$ 5,764	$ 6,648
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Tactical Allocation Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 4,598	$ 2,626
Net realized gain (loss)	38,422	68,512
Net change in unrealized appreciation (depreciation)	(318,832)	73,048
Increase (decrease) in net assets resulting from operations	(275,812)	144,186
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(60,102)	(15,782)
Class C	(1,929)	(873)
Class I	(3,906)	(1,207)
Class R6	(8)	(2)
Total dividends and distributions to shareholders	(65,945)	(17,864)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(12,680)	73,751
Class C	(11,584)	14,669
Class I	(8,300)	18,001
Class R6	4	100
Increase (decrease) in net assets from capital transactions	(32,560)	106,521
Net increase (decrease) in net assets	(374,317)	232,843
Net Assets
Beginning of period	954,609	721,766
End of Period	$ 580,292	$ 954,609
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Capital Growth Fund
Class A
10/1/21 to 9/30/22	$28.64	(0.14)	(9.51)	(9.65)	—	—	(2.12)	(2.12)	—	(11.77)	$16.87	(36.54) %	$ 435,925	1.20% (6)(7)	1.20%	(0.63) %	13%
10/1/20 to 9/30/21	24.20	(0.22)	5.49	5.27	—	—	(0.83)	(0.83)	—	4.44	28.64	21.98	736,713	1.20 (6)	1.20	(0.83)	8
10/1/19 to 9/30/20	16.67	(0.12)	8.16	8.04	—	—	(0.51)	(0.51)	—	7.53	24.20	49.20	640,963	1.22 (6)	1.23	(0.63)	4
10/1/18 to 9/30/19	18.37	(0.07)	(0.08)	(0.15)	—	—	(1.55)	(1.55)	—	(1.70)	16.67	1.10	471,071	1.23 (6)	1.24	(0.43)	12
10/1/17 to 9/30/18	16.18	(0.08)	3.13	3.05	—	—	(0.86)	(0.86)	—	2.19	18.37	19.56	508,124	1.22 (6)	1.22	(0.49)	17
Class C
10/1/21 to 9/30/22	$20.70	(0.25)	(6.60)	(6.85)	—	—	(2.12)	(2.12)	—	(8.97)	$11.73	(37.07) %	$ 2,914	2.01% (6)(7)	2.01%	(1.48) %	13%
10/1/20 to 9/30/21	17.83	(0.32)	4.02	3.70	—	—	(0.83)	(0.83)	—	2.87	20.70	21.00	9,252	2.01 (6)	2.01	(1.63)	8
10/1/19 to 9/30/20	12.49	(0.20)	6.05	5.85	—	—	(0.51)	(0.51)	—	5.34	17.83	48.09	13,183	2.00 (6)	2.00	(1.41)	4
10/1/18 to 9/30/19	14.34	(0.15)	(0.15)	(0.30)	—	—	(1.55)	(1.55)	—	(1.85)	12.49	0.26	8,632	2.02 (6)	2.02	(1.22)	12
10/1/17 to 9/30/18	12.91	(0.17)	2.46	2.29	—	—	(0.86)	(0.86)	—	1.43	14.34	18.58	14,408	1.99 (6)	2.00	(1.26)	17
Class I
10/1/21 to 9/30/22	$29.86	(0.11)	(9.96)	(10.07)	—	—	(2.12)	(2.12)	—	(12.19)	$17.67	(36.45) %	$ 30,739	1.01% (6)(7)	1.01%	(0.44) %	13%
10/1/20 to 9/30/21	25.15	(0.18)	5.72	5.54	—	—	(0.83)	(0.83)	—	4.71	29.86	22.23	59,565	1.00 (6)	1.00	(0.63)	8
10/1/19 to 9/30/20	17.36	(0.09)	8.39	8.30	—	—	(0.51)	(0.51)	—	7.79	25.15	48.72	46,600	1.01 (6)	1.02	(0.44)	4
10/1/18 to 9/30/19	19.02	(0.04)	(0.07)	(0.11)	—	—	(1.55)	(1.55)	—	(1.66)	17.36	1.29	22,315	1.02 (6)	1.03	(0.21)	12
10/1/17 to 9/30/18	16.69	(0.05)	3.24	3.19	—	—	(0.86)	(0.86)	—	2.33	19.02	19.81	17,125	0.99 (6)	0.99	(0.26)	17
Class R6
10/1/21 to 9/30/22	$30.22	(0.04)	(10.11)	(10.15)	—	—	(2.12)	(2.12)	—	(12.27)	$17.95	(36.27) %	$ 1,243	0.74% (7)	0.92%	(0.15) %	13%
10/1/20 to 9/30/21	25.38	(0.11)	5.78	5.67	—	—	(0.83)	(0.83)	—	4.84	30.22	22.55	810	0.73	0.91	(0.38)	8
10/1/19 to 9/30/20	17.37	(0.01)	8.53	8.52	—	—	(0.51)	(0.51)	—	8.01	25.38	49.99	279	0.72	0.94	(0.06)	4
10/1/18 to 9/30/19	19.04	(0.05)	(0.07)	(0.12)	—	—	(1.55)	(1.55)	—	(1.67)	17.37	1.25	94	0.78 (9)	0.94	(0.27)	12
1/30/18 (10) to 9/30/18	18.46	(—) (11)	0.58	0.58	—	—	—	—	—	0.58	19.04	3.14	6,458	0.80 (9)	0.91	(0.03)	17 (12)

KAR Equity Income Fund
Class A
10/1/21 to 9/30/22	$20.46	0.47	(1.80)	(1.33)	(0.44)	—	(0.44)	(0.88)	—	(2.21)	$18.25	(7.01) %	$ 104,120	1.22% (7)	1.34%	2.26%	22%
10/1/20 to 9/30/21	23.03	0.47	3.57	4.04	(0.27)	—	(6.34)	(6.61)	—	(2.57)	20.46	20.23	122,518	1.23 (7)	1.36	2.21	25
10/1/19 to 9/30/20	20.62	0.15	2.47	2.62	(0.21)	—	—	(0.21)	—	2.41	23.03	12.75	113,585	1.23 (7)	1.38	0.72	118
10/1/18 to 9/30/19	21.05	0.16	(0.38)	(0.22)	(0.21)	—	—	(0.21)	—	(0.43)	20.62	(0.85)	115,121	1.20	1.34	0.80	26
10/1/17 to 9/30/18	20.26	0.14	2.02	2.16	(0.06)	—	(1.31)	(1.37)	—	0.79	21.05	10.84	118,904	1.20	1.31	0.71	24
Class C
10/1/21 to 9/30/22	$17.47	0.26	(1.52)	(1.26)	(0.22)	—	(0.44)	(0.66)	—	(1.92)	$15.55	(7.67) %	$ 3,395	1.97% (7)	2.12%	1.50%	22%
10/1/20 to 9/30/21	20.51	0.28	3.12	3.40	(0.10)	—	(6.34)	(6.44)	—	(3.04)	17.47	19.31	4,303	1.97 (7)	2.13	1.52	25
10/1/19 to 9/30/20	18.36	(0.01)	2.19	2.18	(0.03)	—	—	(0.03)	—	2.15	20.51	11.91	6,394	1.97 (7)	2.13	(0.03)	118
10/1/18 to 9/30/19	18.71	0.01	(0.33)	(0.32)	(0.03)	—	—	(0.03)	—	(0.35)	18.36	(1.65)	7,769	1.95	2.10	0.07	26
10/1/17 to 9/30/18	18.23	(0.01)	1.80	1.79	—	—	(1.31)	(1.31)	—	0.48	18.71	10.00	30,576	1.95	2.06	(0.03)	24
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Equity Income Fund (Continued)
Class I
10/1/21 to 9/30/22	$20.41	0.51	(1.78)	(1.27)	(0.49)	—	(0.44)	(0.93)	—	(2.20)	$18.21	(6.74) %	$ 25,923	0.99% (7)	1.10%	2.48%	22%
10/1/20 to 9/30/21	23.00	0.52	3.56	4.08	(0.33)	—	(6.34)	(6.67)	—	(2.59)	20.41	20.49	11,819	0.98 (7)	1.11	2.43	25
10/1/19 to 9/30/20	20.60	0.20	2.46	2.66	(0.26)	—	—	(0.26)	—	2.40	23.00	12.98	10,319	0.98 (7)	1.13	0.97	118
10/1/18 to 9/30/19	21.03	0.21	(0.38)	(0.17)	(0.26)	—	—	(0.26)	—	(0.43)	20.60	(0.58)	10,654	0.95	1.09	1.06	26
10/1/17 to 9/30/18	20.22	0.19	2.01	2.20	(0.08)	—	(1.31)	(1.39)	—	0.81	21.03	11.10	15,028	0.95	1.08	0.92	24
Class R6
10/1/21 to 9/30/22	$20.35	0.52	(1.78)	(1.26)	(0.52)	—	(0.44)	(0.96)	—	(2.22)	$18.13	(6.74) %	$ 1,674	0.94% (7)	1.03%	2.54%	22%
10/1/20 to 9/30/21	22.96	0.51	3.57	4.08	(0.35)	—	(6.34)	(6.69)	—	(2.61)	20.35	20.55	1,162	0.94 (7)	1.03	2.44	25
10/1/19 to 9/30/20	20.56	0.21	2.47	2.68	(0.28)	—	—	(0.28)	—	2.40	22.96	13.08	793	0.93 (7)	1.05	1.01	118
10/1/18 to 9/30/19	21.03	0.20	(0.37)	(0.17)	(0.30)	—	—	(0.30)	—	(0.47)	20.56	(0.56)	935	0.91	1.03	1.02	26
1/30/18 (10) to 9/30/18	20.70	0.15	0.18	0.33	—	—	—	—	—	0.33	21.03	1.59	4,999	0.91	1.00	1.16	24

KAR Global Quality Dividend Fund
Class A
10/1/21 to 9/30/22	$14.74	0.38	(1.84)	(1.46)	(0.32)	—	—	(0.32)	—	(1.78)	$12.96	(10.21) %	$ 21,388	1.36% (7)	1.50%	2.54%	37%
10/1/20 to 9/30/21	12.76	0.37	1.95	2.32	(0.34)	—	—	(0.34)	—	1.98	14.74	18.42	23,807	1.35	1.51	2.55	37
10/1/19 to 9/30/20	14.78	0.31	(1.99)	(1.68)	(0.34)	—	—	(0.34)	—	(2.02)	12.76	(11.69)	22,089	1.35	1.61	2.32	53
10/1/18 to 9/30/19	14.98	0.38	0.85	1.23	(0.39)	—	(1.04)	(1.43)	—	(0.20)	14.78	9.64	29,367	1.35	1.56	2.71	35
10/1/17 to 9/30/18	16.20	0.40	0.25	0.65	(0.65)	—	(1.22)	(1.87)	—	(1.22)	14.98	4.24	26,351	1.35	1.50	2.63	33
Class C
10/1/21 to 9/30/22	$14.21	0.26	(1.79)	(1.53)	(0.14)	—	—	(0.14)	—	(1.67)	$12.54	(10.93) %	$ 814	2.11% (7)	2.31%	1.78%	37%
10/1/20 to 9/30/21	12.29	0.24	1.90	2.14	(0.22)	—	—	(0.22)	—	1.92	14.21	17.52	931	2.10	2.29	1.74	37
10/1/19 to 9/30/20	14.23	0.20	(1.92)	(1.72)	(0.22)	—	—	(0.22)	—	(1.94)	12.29	(12.34)	1,467	2.10	2.35	1.53	53
10/1/18 to 9/30/19	14.52	0.24	0.83	1.07	(0.32)	—	(1.04)	(1.36)	—	(0.29)	14.23	8.74	3,178	2.10	2.29	1.79	35
10/1/17 to 9/30/18	15.82	0.32	0.22	0.54	(0.62)	—	(1.22)	(1.84)	—	(1.30)	14.52	3.56	5,127	2.10	2.25	2.16	33
Class I
10/1/21 to 9/30/22	$14.76	0.42	(1.85)	(1.43)	(0.39)	—	—	(0.39)	—	(1.82)	$12.94	(10.00) %	$ 10,797	1.12% (7)	1.27%	2.79%	37%
10/1/20 to 9/30/21	12.77	0.40	1.97	2.37	(0.38)	—	—	(0.38)	—	1.99	14.76	18.78	11,659	1.10	1.27	2.79	37
10/1/19 to 9/30/20	14.79	0.35	(1.99)	(1.64)	(0.38)	—	—	(0.38)	—	(2.02)	12.77	(11.47)	10,259	1.10	1.40	2.66	53
10/1/18 to 9/30/19	15.02	0.42	0.83	1.25	(0.44)	—	(1.04)	(1.48)	—	(0.23)	14.79	9.85	7,246	1.10	1.36	3.00	35
10/1/17 to 9/30/18	16.20	0.47	0.23	0.70	(0.66)	—	(1.22)	(1.88)	—	(1.18)	15.02	4.56	4,843	1.10	1.29	3.14	33
Class R6
10/1/21 to 9/30/22	$14.84	0.47	(1.86)	(1.39)	(0.41)	—	—	(0.41)	—	(1.80)	$13.04	(9.73) %	$ 2,177	0.80% (7)	1.18%	3.14%	37%
10/1/20 to 9/30/21	12.81	0.45	1.97	2.42	(0.39)	—	—	(0.39)	—	2.03	14.84	19.15	1,969	0.78	1.15	3.04	37
10/1/19 to 9/30/20	14.80	0.39	(1.99)	(1.60)	(0.39)	—	—	(0.39)	—	(1.99)	12.81	(11.18)	90	0.78	1.27	2.92	53
8/1/19 (10) to 9/30/19	14.23	0.08	0.49	0.57	—	—	—	—	—	0.57	14.80	4.01	104	0.78	1.27	3.39	35 (12)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Mid-Cap Core Fund
Class A
10/1/21 to 9/30/22	$54.03	(0.22)	(10.95)	(11.17)	—	—	(0.93)	(0.93)	—	(12.10)	$41.93	(21.10) %	$ 72,404	1.21% (7)	1.31%	(0.44) %	20%
10/1/20 to 9/30/21	39.93	(0.29)	14.71	14.42	—	—	(0.32)	(0.32)	—	14.10	54.03	36.25	86,713	1.20	1.31	(0.58)	15
10/1/19 to 9/30/20	35.05	(0.16)	5.19	5.03	—	—	(0.15)	(0.15)	—	4.88	39.93	14.39	56,677	1.20	1.34	(0.44)	19
10/1/18 to 9/30/19	33.71	(0.08)	1.65	1.57	—	—	(0.23)	(0.23)	—	1.34	35.05	4.79	46,934	1.20	1.36	(0.23)	28
10/1/17 to 9/30/18	27.95	(0.09)	5.85	5.76	—	—	—	—	—	5.76	33.71	20.61	33,120	1.20	1.39	(0.29)	21
Class C
10/1/21 to 9/30/22	$49.42	(0.54)	(9.95)	(10.49)	—	—	(0.93)	(0.93)	—	(11.42)	$38.00	(21.70) %	$ 53,041	1.96% (7)	2.07%	(1.19) %	20%
10/1/20 to 9/30/21	36.82	(0.61)	13.53	12.92	—	—	(0.32)	(0.32)	—	12.60	49.42	35.23	67,627	1.95	2.06	(1.33)	15
10/1/19 to 9/30/20	32.58	(0.40)	4.79	4.39	—	—	(0.15)	(0.15)	—	4.24	36.82	13.51	49,164	1.95	2.10	(1.19)	19
10/1/18 to 9/30/19	31.58	(0.30)	1.53	1.23	—	—	(0.23)	(0.23)	—	1.00	32.58	4.03	43,268	1.95	2.11	(0.98)	28
10/1/17 to 9/30/18	26.38	(0.31)	5.51	5.20	—	—	—	—	—	5.20	31.58	19.71	30,661	1.95	2.14	(1.04)	21
Class I
10/1/21 to 9/30/22	$55.34	(0.09)	(11.25)	(11.34)	—	—	(0.93)	(0.93)	—	(12.27)	$43.07	(20.91) %	$1,065,078	0.96% (7)	1.06%	(0.18) %	20%
10/1/20 to 9/30/21	40.79	(0.17)	15.04	14.87	—	—	(0.32)	(0.32)	—	14.55	55.34	36.59	1,188,000	0.95	1.05	(0.33)	15
10/1/19 to 9/30/20	35.72	(0.07)	5.29	5.22	—	—	(0.15)	(0.15)	—	5.07	40.79	14.65	658,291	0.95	1.09	(0.18)	19
10/1/18 to 9/30/19	34.26	0.01	1.68	1.69	—	—	(0.23)	(0.23)	—	1.46	35.72	5.06	329,591	0.95	1.11	0.03	28
10/1/17 to 9/30/18	28.34	(0.01)	5.93	5.92	—	—	—	—	—	5.92	34.26	20.93	167,649	0.95	1.14	(0.03)	21
Class R6
10/1/21 to 9/30/22	$55.51	(0.06)	(11.28)	(11.34)	—	—	(0.93)	(0.93)	—	(12.27)	$43.24	(20.84) %	$ 28,499	0.88% (7)	0.97%	(0.12) %	20%
10/1/20 to 9/30/21	40.89	(0.12)	15.06	14.94	—	—	(0.32)	(0.32)	—	14.62	55.51	36.67	55,370	0.87	0.97	(0.24)	15
10/1/19 to 9/30/20	35.77	(0.04)	5.31	5.27	—	—	(0.15)	(0.15)	—	5.12	40.89	14.77	19,666	0.87	1.00	(0.10)	19
10/1/18 to 9/30/19	34.28	0.04	1.68	1.72	—	—	(0.23)	(0.23)	—	1.49	35.77	5.15	11,323	0.87	1.01	0.11	28
1/30/18 (10) to 9/30/18	32.78	0.02	1.48	1.50	—	—	—	—	—	1.50	34.28	4.58	2,474	0.87	1.06	0.10	21 (12)

KAR Mid-Cap Growth Fund
Class A
10/1/21 to 9/30/22	$71.37	(0.42)	(26.44)	(26.86)	—	—	(1.04)	(1.04)	— (11)	(27.90)	$43.47	(38.15) % (13)	$ 301,043	1.25% (6)(7)	1.25%	(0.73) %	12%
10/1/20 to 9/30/21	58.05	(0.62)	14.01	13.39	—	—	(0.07)	(0.07)	—	13.32	71.37	23.07	579,817	1.24 (6)	1.24	(0.91)	17
10/1/19 to 9/30/20	37.39	(0.42)	21.34	20.92	—	—	(0.26)	(0.26)	—	20.66	58.05	56.23	482,266	1.28 (6)(14)	1.26	(0.90)	14
10/1/18 to 9/30/19	35.55	(0.31)	2.79	2.48	—	—	(0.64)	(0.64)	—	1.84	37.39	7.46	181,184	1.40 (6)(14)	1.33	(0.87)	28
10/1/17 to 9/30/18	27.74	(0.28)	9.65	9.37	—	—	(1.56)	(1.56)	—	7.81	35.55	35.38	131,422	1.40 (14)	1.37	(0.88)	19
Class C
10/1/21 to 9/30/22	$55.11	(0.68)	(20.25)	(20.93)	—	—	(1.04)	(1.04)	— (11)	(21.97)	$33.14	(38.65) % (13)	$ 59,318	2.05% (6)(7)	2.05%	(1.53) %	12%
10/1/20 to 9/30/21	45.18	(0.87)	10.87	10.00	—	—	(0.07)	(0.07)	—	9.93	55.11	22.13	141,256	1.99 (6)	1.99	(1.66)	17
10/1/19 to 9/30/20	29.38	(0.60)	16.66	16.06	—	—	(0.26)	(0.26)	—	15.80	45.18	55.01	112,165	2.03 (6)(14)	2.02	(1.65)	14
10/1/18 to 9/30/19	28.30	(0.47)	2.19	1.72	—	—	(0.64)	(0.64)	—	1.08	29.38	6.67	40,450	2.15 (6)(14)	2.12	(1.62)	28
10/1/17 to 9/30/18	22.54	(0.42)	7.74	7.32	—	—	(1.56)	(1.56)	—	5.76	28.30	34.40	12,571	2.15	2.17	(1.63)	19
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Mid-Cap Growth Fund (Continued)
Class I
10/1/21 to 9/30/22	$74.14	(0.30)	(27.51)	(27.81)	—	—	(1.04)	(1.04)	— (11)	(28.85)	$45.29	(38.00) % (13)	$1,134,777	1.01% (6)(7)	1.01%	(0.50) %	12%
10/1/20 to 9/30/21	60.16	(0.47)	14.52	14.05	—	—	(0.07)	(0.07)	—	13.98	74.14	23.35	2,499,830	1.00 (6)	1.00	(0.66)	17
10/1/19 to 9/30/20	38.70	(0.33)	22.05	21.72	—	—	(0.26)	(0.26)	—	21.46	60.16	56.39	1,837,262	1.03 (6)	1.03	(0.66)	14
10/1/18 to 9/30/19	36.66	(0.22)	2.90	2.68	—	—	(0.64)	(0.64)	—	2.04	38.70	7.79	309,892	1.11 (6)(14)	1.11	(0.58)	28
10/1/17 to 9/30/18	28.49	(0.22)	9.95	9.73	—	—	(1.56)	(1.56)	—	8.17	36.66	35.72	56,787	1.15 (14)	1.13	(0.65)	19
Class R6
10/1/21 to 9/30/22	$74.68	(0.20)	(27.73)	(27.93)	—	—	(1.04)	(1.04)	— (11)	(28.97)	$45.71	(37.89) % (13)	$ 89,056	0.84% (7)	0.90%	(0.34) %	12%
10/1/20 to 9/30/21	60.49	(0.36)	14.62	14.26	—	—	(0.07)	(0.07)	—	14.19	74.68	23.57	208,915	0.83	0.89	(0.50)	17
10/1/19 to 9/30/20	38.85	(0.28)	22.18	21.90	—	—	(0.26)	(0.26)	—	21.64	60.49	56.64	100,461	0.83	0.93	(0.51)	14
10/1/18 to 9/30/19	36.71	(0.13)	2.91	2.78	—	—	(0.64)	(0.64)	—	2.14	38.85	8.05	1,975	0.85 (9)(14)	1.01	(0.34)	28
1/30/18 (10) to 9/30/18	31.74	(0.09)	5.06	4.97	—	—	—	—	—	4.97	36.71	15.66	117	0.93 (9)	1.09	(0.40)	19 (12)

KAR Small-Cap Core Fund
Class A
10/1/21 to 9/30/22	$47.98	— (11)	(4.72)	(4.72)	—	—	(5.84)	(5.84)	—	(10.56)	$37.42	(11.73) %	$ 117,382	1.27% (7)	1.27%	— % (15)	9%
10/1/20 to 9/30/21	40.21	(0.11)	11.25	11.14	—	—	(3.37)	(3.37)	—	7.77	47.98	28.68	140,807	1.26	1.26	(0.23)	16
10/1/19 to 9/30/20	38.20	(0.17)	3.84	3.67	—	—	(1.66)	(1.66)	—	2.01	40.21	9.78	112,178	1.28	1.28	(0.46)	19
10/1/18 to 9/30/19	35.42	(0.08)	4.14	4.06	—	—	(1.28)	(1.28)	—	2.78	38.20	12.50	133,702	1.29	1.29	(0.24)	9
10/1/17 to 9/30/18	28.05	(0.03)	7.44	7.41	—	—	(0.04)	(0.04)	—	7.37	35.42	26.42	153,109	1.29	1.29	(0.08)	13
Class C
10/1/21 to 9/30/22	$38.35	(0.24)	(3.57)	(3.81)	—	—	(5.84)	(5.84)	—	(9.65)	$28.70	(12.37) %	$ 58,911	2.00% (7)	2.00%	(0.73) %	9%
10/1/20 to 9/30/21	32.95	(0.35)	9.12	8.77	—	—	(3.37)	(3.37)	—	5.40	38.35	27.74	84,992	1.99	1.99	(0.93)	16
10/1/19 to 9/30/20	31.81	(0.37)	3.17	2.80	—	—	(1.66)	(1.66)	—	1.14	32.95	8.98	89,553	2.01	2.01	(1.20)	19
10/1/18 to 9/30/19	29.95	(0.28)	3.42	3.14	—	—	(1.28)	(1.28)	—	1.86	31.81	11.69	106,191	2.03	2.03	(0.99)	9
10/1/17 to 9/30/18	23.90	(0.23)	6.32	6.09	—	—	(0.04)	(0.04)	—	6.05	29.95	25.52	122,439	2.02	2.02	(0.82)	13
Class I
10/1/21 to 9/30/22	$51.22	0.12	(5.11)	(4.99)	(0.06)	—	(5.84)	(5.90)	—	(10.89)	$40.33	(11.51) %	$1,008,114	1.01% (7)	1.01%	0.26%	9%
10/1/20 to 9/30/21	42.67	0.02	11.96	11.98	(0.06)	—	(3.37)	(3.43)	—	8.55	51.22	29.03	1,278,711	1.00	1.00	0.05	16
10/1/19 to 9/30/20	40.33	(0.07)	4.08	4.01	(0.01)	—	(1.66)	(1.67)	—	2.34	42.67	10.11	1,082,010	1.00	1.00	(0.18)	19
10/1/18 to 9/30/19	37.26	— (11)	4.39	4.39	(0.04)	—	(1.28)	(1.32)	—	3.07	40.33	12.83	1,202,004	1.02	1.02	0.01	9
10/1/17 to 9/30/18	29.44	0.06	7.80	7.86	—	—	(0.04)	(0.04)	—	7.82	37.26	26.73	1,231,686	1.01	1.01	0.18	13
Class R6
10/1/21 to 9/30/22	$51.45	0.16	(5.12)	(4.96)	(0.12)	—	(5.84)	(5.96)	—	(10.92)	$40.53	(11.42) %	$ 320,196	0.93% (7)	0.93%	0.35%	9%
10/1/20 to 9/30/21	42.84	0.06	12.02	12.08	(0.10)	—	(3.37)	(3.47)	—	8.61	51.45	29.14	421,653	0.92	0.92	0.12	16
10/1/19 to 9/30/20	40.50	(0.06)	4.10	4.04	(0.04)	—	(1.66)	(1.70)	—	2.34	42.84	10.15	294,883	0.93	0.93	(0.14)	19
10/1/18 to 9/30/19	37.40	0.04	4.40	4.44	(0.06)	—	(1.28)	(1.34)	—	3.10	40.50	12.94	107,611	0.94	0.94	0.10	9
10/1/17 to 9/30/18	29.52	0.09	7.83	7.92	—	—	(0.04)	(0.04)	—	7.88	37.40	26.86	88,563	0.94	0.94	0.25	13
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Small-Cap Growth Fund
Class A
10/1/21 to 9/30/22	$53.81	(0.37)	(14.19)	(14.56)	—	—	(6.98)	(6.98)	—	(21.54)	$32.27	(31.04) %	$ 432,185	1.34% (6)(7)	1.34%	(0.87) %	12%
10/1/20 to 9/30/21	49.00	(0.52)	10.49	9.97	—	—	(5.16)	(5.16)	—	4.81	53.81	20.46	793,106	1.34 (6)	1.34	(0.97)	11
10/1/19 to 9/30/20	37.44	(0.41)	12.59	12.18	—	—	(0.62)	(0.62)	—	11.56	49.00	32.91	772,158	1.35 (6)	1.35	(0.99)	17
10/1/18 to 9/30/19	33.57	(0.23)	4.78	4.55	—	(0.04)	(0.64)	(0.68)	—	3.87	37.44	14.12	735,210	1.37 (6)	1.37	(0.66)	16
10/1/17 to 9/30/18	25.43	(0.11)	8.25	8.14	—	—	—	—	—	8.14	33.57	32.01	866,966	1.37 (6)	1.37	(0.37)	13
Class C
10/1/21 to 9/30/22	$46.72	(0.58)	(11.98)	(12.56)	—	—	(6.98)	(6.98)	—	(19.54)	$27.18	(31.52) %	$ 163,204	2.07% (6)(7)	2.07%	(1.61) %	12%
10/1/20 to 9/30/21	43.40	(0.79)	9.27	8.48	—	—	(5.16)	(5.16)	—	3.32	46.72	19.60	319,371	2.05 (6)	2.05	(1.68)	11
10/1/19 to 9/30/20	33.46	(0.63)	11.19	10.56	—	—	(0.62)	(0.62)	—	9.94	43.40	31.97	322,672	2.07 (6)	2.07	(1.72)	17
10/1/18 to 9/30/19	30.30	(0.44)	4.28	3.84	—	(0.04)	(0.64)	(0.68)	—	3.16	33.46	13.28	291,693	2.10 (6)	2.10	(1.40)	16
10/1/17 to 9/30/18	23.13	(0.31)	7.48	7.17	—	—	—	—	—	7.17	30.30	31.00	301,749	2.10 (6)	2.10	(1.10)	13
Class I
10/1/21 to 9/30/22	$55.46	(0.27)	(14.71)	(14.98)	—	—	(6.98)	(6.98)	—	(21.96)	$33.50	(30.85) %	$2,778,744	1.08% (6)(7)	1.08%	(0.62) %	12%
10/1/20 to 9/30/21	50.25	(0.38)	10.75	10.37	—	—	(5.16)	(5.16)	—	5.21	55.46	20.77	5,346,986	1.07 (6)	1.07	(0.70)	11
10/1/19 to 9/30/20	38.28	(0.31)	12.90	12.59	—	—	(0.62)	(0.62)	—	11.97	50.25	33.27	5,251,980	1.09 (6)	1.09	(0.74)	17
10/1/18 to 9/30/19	34.21	(0.14)	4.89	4.75	—	(0.04)	(0.64)	(0.68)	—	4.07	38.28	14.44	3,973,860	1.11 (6)	1.11	(0.40)	16
10/1/17 to 9/30/18	25.86	(0.03)	8.38	8.35	—	—	—	—	—	8.35	34.21	32.29	4,121,658	1.10 (6)	1.10	(0.10)	13
Class R6
10/1/21 to 9/30/22	$55.68	(0.22)	(14.80)	(15.02)	—	—	(6.98)	(6.98)	—	(22.00)	$33.68	(30.80) %	$ 140,696	0.99% (6)(7)	0.99%	(0.51) %	12%
10/1/20 to 9/30/21	50.39	(0.32)	10.77	10.45	—	—	(5.16)	(5.16)	—	5.29	55.68	20.88	205,549	0.98 (6)	0.98	(0.58)	11
10/1/19 to 9/30/20	38.35	(0.29)	12.95	12.66	—	—	(0.62)	(0.62)	—	12.04	50.39	33.39	95,061	0.99 (6)	0.99	(0.68)	17
10/1/18 to 9/30/19	34.23	(0.12)	4.92	4.80	—	(0.04)	(0.64)	(0.68)	—	4.12	38.35	14.58	45,306	1.00 (6)	1.00	(0.31)	16
1/30/18 (10) to 9/30/18	29.81	0.01	4.41	4.42	—	—	—	—	—	4.42	34.23	14.83	13,800	1.00 (6)	1.00	0.05	13

KAR Small-Cap Value Fund
Class A
10/1/21 to 9/30/22	$27.28	0.05	(6.53)	(6.48)	(0.02)	—	(0.47)	(0.49)	—	(6.97)	$20.31	(24.26) %	$ 90,204	1.21% (6)(7)	1.21%	0.19%	9%
10/1/20 to 9/30/21	19.97	0.04	7.42	7.46	(0.15)	—	—	(0.15)	—	7.31	27.28	37.45	130,975	1.20 (6)	1.20	0.14	13
10/1/19 to 9/30/20	18.33	0.12	1.63	1.75	(0.11)	—	—	(0.11)	—	1.64	19.97	9.57	83,622	1.23 (6)	1.23	0.66	19
10/1/18 to 9/30/19	19.44	0.14	(0.93)	(0.79)	(0.13)	—	(0.19)	(0.32)	—	(1.11)	18.33	(3.82)	79,027	1.24 (6)	1.24	0.80	14
10/1/17 to 9/30/18	18.41	0.10	1.23	1.33	(0.01)	—	(0.29)	(0.30)	—	1.03	19.44	7.27	83,276	1.27 (6)	1.27	0.55	6
Class C
10/1/21 to 9/30/22	$26.51	(0.14)	(6.31)	(6.45)	—	—	(0.47)	(0.47)	—	(6.92)	$19.59	(24.84) %	$ 13,446	1.98% (6)(7)	1.98%	(0.58) %	9%
10/1/20 to 9/30/21	19.44	(0.16)	7.24	7.08	(0.01)	—	—	(0.01)	—	7.07	26.51	36.44	21,623	1.96 (6)	1.96	(0.60)	13
10/1/19 to 9/30/20	17.88	(0.01)	1.57	1.56	—	—	—	—	—	1.56	19.44	8.72	16,233	1.98 (6)	1.98	(0.08)	19
10/1/18 to 9/30/19	18.96	0.01	(0.90)	(0.89)	—	—	(0.19)	(0.19)	—	(1.08)	17.88	(4.56)	15,361	1.99 (6)	1.99	0.09	14
10/1/17 to 9/30/18	18.08	(0.03)	1.20	1.17	—	—	(0.29)	(0.29)	—	0.88	18.96	6.54	29,922	1.97 (6)	1.97	(0.14)	6
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Cap Value Fund (Continued)
Class I
10/1/21 to 9/30/22	$27.30	0.11	(6.54)	(6.43)	(0.04)	—	(0.47)	(0.51)	—	(6.94)	$20.36	(24.08) %	$ 756,418	0.98% (6)(7)	0.98%	0.42%	9%
10/1/20 to 9/30/21	19.97	0.10	7.43	7.53	(0.20)	—	—	(0.20)	—	7.33	27.30	37.83	1,190,498	0.96 (6)	0.96	0.38	13
10/1/19 to 9/30/20	18.34	0.18	1.60	1.78	(0.15)	—	—	(0.15)	—	1.63	19.97	9.75	711,421	0.99 (6)	0.99	0.94	19
10/1/18 to 9/30/19	19.49	0.18	(0.94)	(0.76)	(0.20)	—	(0.19)	(0.39)	—	(1.15)	18.34	(3.57)	484,123	1.01 (6)	1.01	1.02	14
10/1/17 to 9/30/18	18.41	0.16	1.23	1.39	(0.02)	—	(0.29)	(0.31)	—	1.08	19.49	7.62	475,103	0.99 (6)	0.99	0.84	6
Class R6
10/1/21 to 9/30/22	$27.33	0.13	(6.55)	(6.42)	(0.05)	—	(0.47)	(0.52)	—	(6.94)	$20.39	(24.03) %	$ 34,066	0.89% (6)(7)	0.89%	0.52%	9%
10/1/20 to 9/30/21	20.00	0.12	7.43	7.55	(0.22)	—	—	(0.22)	—	7.33	27.33	37.85	81,914	0.89 (6)	0.89	0.46	13
10/1/19 to 9/30/20	18.36	0.19	1.62	1.81	(0.17)	—	—	(0.17)	—	1.64	20.00	9.90	12,246	0.89 (6)	0.89	1.01	19
10/1/18 to 9/30/19	19.51	0.20	(0.94)	(0.74)	(0.22)	—	(0.19)	(0.41)	—	(1.15)	18.36	(3.47)	11,286	0.90 (6)	0.90	1.11	14
10/1/17 to 9/30/18	18.42	0.18	1.22	1.40	(0.02)	—	(0.29)	(0.31)	—	1.09	19.51	7.69	21,746	0.90 (6)	0.90	0.96	6

KAR Small-Mid Cap Core Fund
Class A
10/1/21 to 9/30/22	$18.67	(0.10)	(4.82)	(4.92)	—	—	(0.22)	(0.22)	—	(5.14)	$13.53	(26.69) %	$ 34,319	1.31% (6)(7)(14)	1.27%	(0.60) %	19%
10/1/20 to 9/30/21	14.43	(0.14)	4.38	4.24	—	—	—	—	—	4.24	18.67	29.38	48,485	1.30	1.30	(0.77)	7
10/1/19 to 9/30/20	11.53	(0.03)	2.93	2.90	—	—	—	—	—	2.90	14.43	25.15	19,735	1.30	1.39	(0.23)	31
10/1/18 to 9/30/19	10.79	(0.03)	0.89	0.86	—	—	(0.12)	(0.12)	—	0.74	11.53	8.32	1,473	1.30	2.25	(0.28)	21
3/7/18 (10) to 9/30/18	10.00	(0.02)	0.81	0.79	—	—	—	—	—	0.79	10.79	7.90	158	1.30	5.84	(0.38)	16 (12)
Class C
10/1/21 to 9/30/22	$18.18	(0.22)	(4.67)	(4.89)	—	—	(0.22)	(0.22)	—	(5.11)	$13.07	(27.25) %	$ 26,271	2.04% (6)(7)(14)	2.03%	(1.33) %	19%
10/1/20 to 9/30/21	14.16	(0.27)	4.29	4.02	—	—	—	—	—	4.02	18.18	28.39	30,401	2.05 (6)(14)	2.03	(1.52)	7
10/1/19 to 9/30/20	11.40	(0.12)	2.88	2.76	—	—	—	—	—	2.76	14.16	24.21	10,210	2.05	2.08	(0.97)	31
10/1/18 to 9/30/19	10.75	(0.11)	0.88	0.77	—	—	(0.12)	(0.12)	—	0.65	11.40	7.50	1,106	2.05	2.92	(1.05)	21
3/7/18 (10) to 9/30/18	10.00	(0.07)	0.82	0.75	—	—	—	—	—	0.75	10.75	7.50	135	2.05	6.48	(1.14)	16 (12)
Class I
10/1/21 to 9/30/22	$18.82	(0.05)	(4.87)	(4.92)	—	—	(0.22)	(0.22)	—	(5.14)	$13.68	(26.47) %	$ 877,405	1.02% (6)(7)	1.02%	(0.31) %	19%
10/1/20 to 9/30/21	14.51	(0.09)	4.40	4.31	— (11)	—	—	— (11)	—	4.31	18.82	29.72	1,168,320	1.02 (6)(14)	1.01	(0.49)	7
10/1/19 to 9/30/20	11.56	0.01	2.94	2.95	—	—	—	—	—	2.95	14.51	25.52	439,899	1.05	1.09	0.07	31
10/1/18 to 9/30/19	10.81	(0.01)	0.89	0.88	(0.01)	—	(0.12)	(0.13)	—	0.75	11.56	8.51	24,898	1.05	1.99	(0.05)	21
3/7/18 (10) to 9/30/18	10.00	(0.01)	0.82	0.81	—	—	—	—	—	0.81	10.81	8.10	214	1.05	5.74	(0.13)	16 (12)
Class R6
10/1/21 to 9/30/22	$18.87	(0.05)	(4.89)	(4.94)	—	—	(0.22)	(0.22)	—	(5.16)	$13.71	(26.51) %	$ 14,051	0.98% (6)(7)(14)	0.93%	(0.28) %	19%
10/1/20 to 9/30/21	14.54	(0.08)	4.42	4.34	(0.01)	—	—	(0.01)	—	4.33	18.87	29.82	16,335	0.97 (6)(14)	0.92	(0.44)	7
10/1/19 to 9/30/20	11.57	— (11)	2.97	2.97	—	—	—	—	—	2.97	14.54	25.67	8,366	0.97	0.99	0.03	31
10/1/18 to 9/30/19	10.81	0.01	0.88	0.89	(0.01)	—	(0.12)	(0.13)	—	0.76	11.57	8.61	3,125	0.97	1.91	0.06	21
3/7/18 (10) to 9/30/18	10.00	(—) (11)	0.81	0.81	—	—	—	—	—	0.81	10.81	8.10	2,919	0.97	5.20	(0.07)	16 (12)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Small-Mid Cap Growth Fund
Class A
10/1/21 to 9/30/22	$10.70	(0.10)	(2.87)	(2.97)	—	—	—	—	—	(2.97)	$ 7.73	(27.76) %	$ 435	1.31% (7)	2.77%	(1.04) %	27%
12/8/20 (10) to 9/30/21	10.00	(0.09)	0.79	0.70	—	—	—	—	—	0.70	10.70	7.00	725	1.30	4.06	(1.05)	14 (12)
Class C
10/1/21 to 9/30/22	$10.63	(0.16)	(2.84)	(3.00)	—	—	—	—	—	(3.00)	$ 7.63	(28.22) %	$ 98	2.06% (7)	3.44%	(1.77) %	27%
12/8/20 (10) to 9/30/21	10.00	(0.15)	0.78	0.63	—	—	—	—	—	0.63	10.63	6.30	119	2.05	4.88	(1.82)	14 (12)
Class I
10/1/21 to 9/30/22	$10.72	(0.07)	(2.88)	(2.95)	—	—	—	—	—	(2.95)	$ 7.77	(27.52) %	$ 1,940	1.06% (7)	2.58%	(0.76) %	27%
12/8/20 (10) to 9/30/21	10.00	(0.07)	0.79	0.72	—	—	—	—	—	0.72	10.72	7.20	1,998	1.05	3.83	(0.79)	14 (12)
Class R6
10/1/21 to 9/30/22	$10.73	(0.07)	(2.88)	(2.95)	—	—	—	—	—	(2.95)	$ 7.78	(27.49) %	$ 2,664	1.00% (7)	2.45%	(0.71) %	27%
12/8/20 (10) to 9/30/21	10.00	(0.07)	0.80	0.73	—	—	—	—	—	0.73	10.73	7.30	3,241	0.99	3.79	(0.76)	14 (12)

KAR Small-Mid Cap Value Fund
Class A
10/1/21 to 9/30/22	$ 9.64	0.03	(1.88)	(1.85)	(0.02)	—	—	(0.02)	—	(1.87)	$ 7.77	(19.25) %	$ 698	1.20% (7)	4.12%	0.29%	19%
8/3/21 (10) to 9/30/21	10.00	— (11)	(0.36)	(0.36)	—	—	—	—	—	(0.36)	9.64	(3.60)	127	1.17	12.81	0.09	0
Class C
10/1/21 to 9/30/22	$ 9.63	(0.04)	(1.88)	(1.92)	—	—	—	—	—	(1.92)	$ 7.71	(19.94) %	$ 80	1.93% (7)	4.86%	(0.46) %	19%
8/3/21 (10) to 9/30/21	10.00	(0.01)	(0.36)	(0.37)	—	—	—	—	—	(0.37)	9.63	(3.70)	99	1.92	13.87	(0.71)	0
Class I
10/1/21 to 9/30/22	$ 9.64	0.04	(1.87)	(1.83)	(0.05)	—	—	(0.05)	—	(1.88)	$ 7.76	(19.10) %	$ 413	0.94% (7)	3.89%	0.47%	19%
8/3/21 (10) to 9/30/21	10.00	— (11)	(0.36)	(0.36)	—	—	—	—	—	(0.36)	9.64	(3.60)	97	0.92	12.88	0.29	0
Class R6
10/1/21 to 9/30/22	$ 9.65	0.06	(1.89)	(1.83)	(0.04)	—	—	(0.04)	—	(1.87)	$ 7.78	(19.09) %	$ 2,719	0.83% (7)	3.83%	0.63%	19%
8/3/21 (10) to 9/30/21	10.00	0.01	(0.36)	(0.35)	—	—	—	—	—	(0.35)	9.65	(3.50)	2,604	0.82	12.82	0.47	0

SGA Emerging Markets Growth Fund
Class A
10/1/21 to 9/30/22	$12.82	(0.02)	(3.56)	(3.58)	—	—	(0.88)	(0.88)	—	(4.46)	$ 8.36	(29.40) %	$ 136	1.49% (7)	3.02%	(0.23) %	30%
10/1/20 to 9/30/21	11.90	(0.09)	1.28	1.19	—	—	(0.27)	(0.27)	—	0.92	12.82	9.93	206	1.48	2.91	(0.66)	46
10/1/19 to 9/30/20	9.97	(0.05)	1.98	1.93	—	—	— (11)	— (11)	—	1.93	11.90	19.37	169	1.48	3.98	(0.47)	44
6/13/19 (10) to 9/30/19	10.00	(0.02)	(0.01)	(0.03)	—	—	—	—	—	(0.03)	9.97	(0.30)	100	1.48	9.63	(0.57)	6 (12)
Class C
10/1/21 to 9/30/22	$12.60	(0.10)	(3.48)	(3.58)	—	—	(0.88)	(0.88)	—	(4.46)	$ 8.14	(29.94) %	$ 86	2.24% (7)	3.76%	(0.96) %	30%
10/1/20 to 9/30/21	11.79	(0.19)	1.27	1.08	—	—	(0.27)	(0.27)	—	0.81	12.60	9.08	159	2.23	3.66	(1.42)	46
10/1/19 to 9/30/20	9.95	(0.13)	1.97	1.84	—	—	— (11)	— (11)	—	1.84	11.79	18.50	142	2.23	4.70	(1.19)	44
6/13/19 (10) to 9/30/19	10.00	(0.04)	(0.01)	(0.05)	—	—	—	—	—	(0.05)	9.95	(0.50)	100	2.23	10.38	(1.32)	6 (12)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
SGA Emerging Markets Growth Fund (Continued)
Class I
10/1/21 to 9/30/22	$12.90	— (11)	(3.58)	(3.58)	—	—	(0.88)	(0.88)	—	(4.46)	$ 8.44	(29.20) %	$ 230	1.24% (7)	2.76%	0.01%	30%
10/1/20 to 9/30/21	11.94	(0.06)	1.29	1.23	—	—	(0.27)	(0.27)	—	0.96	12.90	10.24	405	1.23	2.67	(0.42)	46
10/1/19 to 9/30/20	9.98	(0.03)	1.99	1.96	—	—	— (11)	— (11)	—	1.96	11.94	19.65	247	1.23	3.57	(0.30)	44
6/13/19 (10) to 9/30/19	10.00	(0.01)	(0.01)	(0.02)	—	—	—	—	—	(0.02)	9.98	(0.20)	109	1.23	9.38	(0.32)	6 (12)
Class R6
10/1/21 to 9/30/22	$12.95	0.02	(3.60)	(3.58)	—	—	(0.88)	(0.88)	—	(4.46)	$ 8.49	(29.08) %	$ 3,845	1.06% (7)	2.74%	0.21%	30%
10/1/20 to 9/30/21	11.97	(0.03)	1.28	1.25	—	—	(0.27)	(0.27)	—	0.98	12.95	10.38	5,425	1.05	2.63	(0.24)	46
10/1/19 to 9/30/20	9.98	— (11)	1.99	1.99	—	—	— (11)	— (11)	—	1.99	11.97	19.95	4,828	1.05	3.72	(0.02)	44
6/13/19 (10) to 9/30/19	10.00	— (11)	(0.02)	(0.02)	—	—	—	—	—	(0.02)	9.98	(0.20)	4,032	1.05	9.38	(0.14)	6 (12)

SGA Global Growth Fund
Class A
10/1/21 to 9/30/22	$30.69	(0.18)	(8.97)	(9.15)	—	—	(2.05)	(2.05)	—	(11.20)	$19.49	(31.91) %	$ 18,375	1.39% (7)	1.45%	(0.71) %	37%
10/1/20 to 9/30/21	26.54	(0.24)	5.33	5.09	—	—	(0.94)	(0.94)	—	4.15	30.69	19.49	34,690	1.38	1.47	(0.79)	40
10/1/19 to 9/30/20	20.98	(0.12)	5.68	5.56	—	—	—	—	—	5.56	26.54	26.50	26,504	1.36 (6)	1.36	(0.53)	49
2/1/19 to 9/30/19(8)	18.58	(0.01)	2.41	2.40	—	—	—	—	—	2.40	20.98	12.92	4,219	1.37	1.48	(0.06)	13
2/1/18 to 1/31/19	19.72	(0.05)	(0.32)	(0.37)	—	—	(0.77)	(0.77)	—	(1.14)	18.58	(1.46)	3,786	1.38	1.60	(0.28)	54
2/1/17 to 1/31/18	14.89	(0.02)	5.49	5.47	—	—	(0.64)	(0.64)	—	4.83	19.72	37.05	3,835	1.38	1.72	(0.43)	31
Class C
10/1/21 to 9/30/22	$28.71	(0.35)	(8.30)	(8.65)	—	—	(2.05)	(2.05)	—	(10.70)	$18.01	(32.40) %	$ 3,767	2.14% (6)(7)(14)	2.14%	(1.47) %	37%
10/1/20 to 9/30/21	25.06	(0.43)	5.02	4.59	—	—	(0.94)	(0.94)	—	3.65	28.71	18.62	7,326	2.13	2.14	(1.54)	40
10/1/19 to 9/30/20	19.97	(0.29)	5.38	5.09	—	—	—	—	—	5.09	25.06	25.49	5,210	2.13	2.14	(1.35)	49
2/1/19 to 9/30/19(8)	17.77	(0.11)	2.31	2.20	—	—	—	—	—	2.20	19.97	12.38	3,554	2.10	2.20	(0.83)	13
2/1/18 to 1/31/19	19.04	(0.04)	(0.46)	(0.50)	—	—	(0.77)	(0.77)	—	(1.27)	17.77	(2.20)	3,164	2.13	2.39	(1.08)	54
2/1/17 to 1/31/18	14.50	(0.04)	5.22	5.18	—	—	(0.64)	(0.64)	—	4.54	19.04	36.04	2,062	2.13	2.47	(1.08)	31
Class I*
10/1/21 to 9/30/22	$30.91	(0.12)	(9.05)	(9.17)	—	—	(2.05)	(2.05)	—	(11.22)	$19.69	(31.74) %	$ 33,241	1.14% (7)	1.18%	(0.47) %	37%
10/1/20 to 9/30/21	26.66	(0.16)	5.35	5.19	—	—	(0.94)	(0.94)	—	4.25	30.91	19.78	53,546	1.13	1.15	(0.52)	40
10/1/19 to 9/30/20	21.03	(0.08)	5.71	5.63	— (11)	—	—	— (11)	—	5.63	26.66	26.79	27,529	1.13	1.20	(0.34)	49
2/1/19 to 9/30/19(8)	18.61	— (11)	2.42	2.42	—	—	—	—	—	2.42	21.03	13.00	12,807	1.19	1.28	(0.02)	13
2/1/18 to 1/31/19	19.75	(0.21)	(0.16)	(0.37)	—	—	(0.77)	(0.77)	—	(1.14)	18.61	(1.46)	5,878	1.36	1.50	(0.15)	54
2/1/17 to 1/31/18	14.90	(0.04)	5.53	5.49	—	—	(0.64)	(0.64)	—	4.85	19.75	37.16	19,474	1.36	1.57	(0.29)	31
Class R6**
10/1/21 to 9/30/22	$31.85	(0.06)	(9.36)	(9.42)	—	—	(2.05)	(2.05)	—	(11.47)	$20.38	(31.58) %	$ 54,339	0.91% (7)	1.04%	(0.22) %	37%
10/1/20 to 9/30/21	27.38	(0.10)	5.51	5.41	—	—	(0.94)	(0.94)	—	4.47	31.85	20.07	80,122	0.90	1.03	(0.31)	40
10/1/19 to 9/30/20	21.56	(0.03)	5.86	5.83	(0.01)	—	—	(0.01)	—	5.82	27.38	27.06	72,376	0.90	1.08	(0.11)	49
2/1/19 to 9/30/19(8)	19.04	0.05	2.47	2.52	—	—	—	—	—	2.52	21.56	13.24	40,690	0.95	1.16	0.34	13
2/1/18 to 1/31/19	20.11	0.01	(0.31)	(0.30)	—	—	(0.77)	(0.77)	—	(1.07)	19.04	(1.08)	28,819	0.98	1.31	0.07	54
2/1/17 to 1/31/18	15.11	(0.01)	5.65	5.64	—	—	(0.64)	(0.64)	—	5.00	20.11	37.64	15,913	0.98	1.34	0.08	31
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

SGA New Leaders Growth Fund
Class A
10/1/21 to 9/30/22	$10.65	(0.08)	(4.24)	(4.32)	—	—	—	—	—	(4.32)	$ 6.33	(40.56) %	$ 71	1.36% (7)(9)	2.44%	(0.93) %	30%
11/17/20 (10) to 9/30/21	10.00	(0.09)	0.74	0.65	—	—	—	—	—	0.65	10.65	6.50	110	1.39	3.60	(1.01)	24 (12)
Class C
10/1/21 to 9/30/22	$10.58	(0.14)	(4.20)	(4.34)	—	—	—	—	—	(4.34)	$ 6.24	(41.02) %	$ 62	2.11% (7)(9)	3.17%	(1.68) %	30%
11/17/20 (10) to 9/30/21	10.00	(0.16)	0.74	0.58	—	—	—	—	—	0.58	10.58	5.80	108	2.14	4.35	(1.76)	24 (12)
Class I
10/1/21 to 9/30/22	$10.67	(0.06)	(4.25)	(4.31)	—	—	—	—	—	(4.31)	$ 6.36	(40.39) %	$ 97	1.11% (7)(9)	2.20%	(0.68) %	30%
11/17/20 (10) to 9/30/21	10.00	(0.07)	0.74	0.67	—	—	—	—	—	0.67	10.67	6.70	163	1.14	3.32	(0.76)	24 (12)
Class R6
10/1/21 to 9/30/22	$10.69	(0.04)	(4.27)	(4.31)	—	—	—	—	—	(4.31)	$ 6.38	(40.32) %	$ 5,534	0.92% (7)	2.24%	(0.48) %	30%
11/17/20 (10) to 9/30/21	10.00	(0.05)	0.74	0.69	—	—	—	—	—	0.69	10.69	6.90	6,267	0.91	3.25	(0.54)	24 (12)

Tactical Allocation Fund
Class A
10/1/21 to 9/30/22	$13.86	0.07	(4.06)	(3.99)	(0.07)	—	(0.91)	(0.98)	—	(4.97)	$ 8.89	(31.03) %	$ 542,371	1.00% (7)	1.06%	0.60%	24%
10/1/20 to 9/30/21	12.10	0.04	1.97	2.01	(0.05)	—	(0.20)	(0.25)	—	1.76	13.86	16.69	869,209	1.01 (7)(9)	1.07	0.30	46
10/1/19 to 9/30/20	9.51	0.07	2.71	2.78	(0.07)	—	(0.12)	(0.19)	—	2.59	12.10	29.72	683,100	1.06 (6)	1.06	0.68	35
10/1/18 to 9/30/19	9.66	0.13	0.06	0.19	(0.12)	—	(0.22)	(0.34)	— (11)	(0.15)	9.51	2.36 (13)	569,543	1.14 (6)	1.14	1.33	51
10/1/17 to 9/30/18	9.00	0.14	0.73	0.87	(0.14)	—	(0.07)	(0.21)	—	0.66	9.66	9.73	146,854	1.26	1.27	1.47	41
Class C
10/1/21 to 9/30/22	$14.19	(0.03)	(4.15)	(4.18)	(0.02)	—	(0.91)	(0.93)	—	(5.11)	$ 9.08	(31.56) %	$ 12,326	1.76% (7)	1.87%	(0.22) %	24%
10/1/20 to 9/30/21	12.44	(0.06)	2.02	1.96	(0.01)	—	(0.20)	(0.21)	—	1.75	14.19	15.82	33,401	1.77 (7)(9)	1.88	(0.46)	46
10/1/19 to 9/30/20	9.78	(0.01)	2.80	2.79	(0.01)	—	(0.12)	(0.13)	—	2.66	12.44	28.82	12,140	1.83 (6)(14)	1.78	(0.10)	35
10/1/18 to 9/30/19	9.93	0.06	0.05	0.11	(0.04)	—	(0.22)	(0.26)	— (11)	(0.15)	9.78	1.48 (13)	8,560	1.91 (9)	1.99	0.59	51
10/1/17 to 9/30/18	9.24	0.07	0.75	0.82	(0.06)	—	(0.07)	(0.13)	—	0.69	9.93	8.94	3,736	2.04	2.05	0.68	41
Class I
10/1/21 to 9/30/22	$13.82	0.09	(4.05)	(3.96)	(0.09)	—	(0.91)	(1.00)	—	(4.96)	$ 8.86	(30.90) %	$ 25,520	0.77% (7)	0.86%	0.80%	24%
10/1/20 to 9/30/21	12.07	0.07	1.96	2.03	(0.08)	—	(0.20)	(0.28)	—	1.75	13.82	16.88	51,887	0.78 (7)(9)	0.86	0.55	46
10/1/19 to 9/30/20	9.51	0.08	2.70	2.78	(0.10)	—	(0.12)	(0.22)	—	2.56	12.07	29.74	26,526	0.82 (6)	0.82	0.73	35
1/29/19 (10) to 9/30/19	8.66	0.10	0.85	0.95	(0.10)	—	—	(0.10)	— (11)	0.85	9.51	10.94 (13)	2,813	0.88 (6)	0.89	1.52	51 (12)
Class R6
10/1/21 to 9/30/22	$13.83	0.11	(4.05)	(3.94)	(0.11)	—	(0.91)	(1.02)	—	(4.96)	$ 8.87	(30.73) %	$ 75	0.61% (7)	0.70%	1.00%	24%
10/20/20 (10) to 9/30/21	12.48	0.09	1.55	1.64	(0.09)	—	(0.20)	(0.29)	—	1.35	13.83	13.23	112	0.62 (7)	0.86	0.70	46 (12)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
*	On May 3, 2019, Investor Class shares of the Predecessor Fund were reorganized into Class I shares of the Fund. The Class I shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Investor Class shares.
**	On May 3, 2019, Y Class shares and Institutional Class shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. The Class R6 shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Institutional Class shares.
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	The share class is currently under its expense limitation.
(7)	Net expense ratio includes extraordinary proxy expenses.
(8)	The Fund changed its fiscal year end to September 30, during the period.
(9)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(10)	Inception date.
(11)	Amount is less than $0.005 per share.
(12)	Portfolio turnover is representative of the Fund for the entire period.
(13)	Payment from affiliates had no impact on total return.
(14)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(15)	Amount is less than 0.005%.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2022
Note 1. Organization
Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, the Trust is comprised of 15 funds (each a “Fund” or collectively, the “Funds”), each reported in this annual report. Each Fund’s investment objective is outlined in its respective Fund Summary page. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
     •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income securities, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
J.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At September 30, 2022, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
KAR Global Quality Dividend Fund	$ 1,527	$ 1,527	$ —
KAR Small-Cap Growth Fund	20,568	20,568	—
Tactical Allocation Fund	143	143	—
(1)	Collateral received in excess of the market value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of September 30, 2022 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
KAR Global Quality Dividend Fund	Money Market Mutual Fund	$ 1,609
KAR Small-Cap Growth Fund	Money Market Mutual Fund	21,459
Tactical Allocation Fund	Money Market Mutual Fund	146
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

KAR Small-Cap Core Fund	0.75%
KAR Small-Cap Value Fund	0.70

	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
KAR Small-Cap Growth Fund	0.90%	0.85%	0.80%

	First $500 Million	Over $500 Million
KAR Mid-Cap Growth Fund	0.80%	0.70%

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	First $1 Billion	$1+ Billion
KAR Small-Mid Cap Core Fund	0.75%	0.70%
KAR Small-Mid Cap Growth Fund	0.75	0.70
KAR Small-Mid Cap Value Fund	0.65	0.60
SGA Emerging Markets Growth Fund	1.00	0.95
SGA Global Growth Fund	0.80	0.75
SGA New Leaders Growth Fund	0.80	0.75

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
KAR Capital Growth Fund	0.70%	0.65%	0.60%
KAR Equity Income Fund	0.75	0.70	0.65
KAR Global Quality Dividend Fund	0.75	0.70	0.65
KAR Mid-Cap Core Fund	0.80	0.75	0.70
Tactical Allocation Fund	0.55	0.50	0.45
B.	Subadvisers
The subadvisers manage the investments of each Fund, for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser
KAR Capital Growth Fund	KAR(1)
KAR Equity Income Fund	KAR(1)
KAR Global Quality Dividend Fund	KAR(1)
KAR Mid-Cap Core Fund	KAR(1)
KAR Mid-Cap Growth Fund	KAR(1)
KAR Small-Cap Core Fund	KAR(1)
KAR Small-Cap Growth Fund	KAR(1)
KAR Small-Cap Value Fund	KAR(1)
KAR Small-Mid Cap Core Fund	KAR(1)
KAR Small-Mid Cap Growth Fund	KAR(1)
KAR Small-Mid Cap Value Fund	KAR(1)
SGA Emerging Markets Growth Fund	SGA(2)
SGA Global Growth Fund	SGA(2)
SGA New Leaders Growth Fund	SGA(2)
Tactical Allocation Fund (Equity Portfolio)	KAR(1)
Tactical Allocation Fund (Fixed Income Portfolio)	Newfleet(3)
(1)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
(3)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC, an indirect, wholly-owned subsidiary of Virtus.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2023. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
KAR Capital Growth Fund	1.47% (1)	2.22% (1)	1.22% (1)	0.73%
KAR Equity Income Fund	1.20	1.95	0.95	0.91
KAR Global Quality Dividend Fund	1.35	2.10	1.10	0.78
KAR Mid-Cap Core Fund	1.20	1.95	0.95	0.87
KAR Mid-Cap Growth Fund	1.40 (1)	2.15 (1)	1.15 (1)	0.83
KAR Small-Cap Core Fund	N/A	N/A	N/A	N/A
KAR Small-Cap Growth Fund	1.50 (1)	2.25 (1)	1.25 (1)	1.18 (1)
KAR Small-Cap Value Fund	1.42 (1)	2.17 (1)	1.17 (1)	1.06 (1)
KAR Small-Mid Cap Core Fund	1.30 (1)	2.05 (1)	1.05 (1)	0.97 (1)
KAR Small-Mid Cap Growth Fund	1.30	2.05	1.05	0.99
KAR Small-Mid Cap Value Fund	1.17	1.92	0.92	0.82
SGA Emerging Markets Growth Fund	1.48	2.23	1.23	1.05
SGA Global Growth Fund	1.38	2.13 (1)	1.13	0.90
SGA New Leaders Growth Fund	1.34 (2)	2.09 (2)	1.09 (2)	0.91
Tactical Allocation Fund	0.99	1.75	0.76	0.60
(1)	The share class is currently under its expense limitation.
(2)	Effective December 1, 2021. For the period October 1, 2021 through November 30, 2021, the expense caps were as follows for Class A shares, Class C shares and Class I shares, respectively: 1.39%, 2.14% and 1.14%.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending September 30:

	Expiration
Fund	2023	2024	2025	Total
KAR Capital Growth Fund
Class R6	$ 1	$ 1	$ 3	$ 5
KAR Equity Income Fund
Class A	170	152	136	458
Class C	11	9	5	25
Class I	15	14	18	47
Class R6	1	1	2	4
KAR Global Quality Dividend Fund
Class A	65	38	32	135
Class C	6	2	2	10
Class I	28	19	19	66
Class R6	— (1)	5	9	14
KAR Mid-Cap Core Fund
Class A	71	84	77	232
Class C	66	68	67	201
Class I	670	982	1,112	2,764
Class R6	21	35	43	99
KAR Mid-Cap Growth Fund
Class C	—	—	— (1)	— (1)
Class R6	21	101	102	224

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	Expiration
Fund	2023	2024	2025	Total
KAR Small-Mid Cap Core Fund
Class A	$ —	$ —	$ — (1)	$ — (1)
Class C	—	—	2	2
Class I	—	—	1	1
Class R6	3	—	—	3
KAR Small-Mid Cap Growth Fund
Class A	—	11	8	19
Class C	—	3	2	5
Class I	—	25	34	59
Class R6	—	68	43	111
KAR Small-Mid Cap Value Fund
Class A	—	2	7	9
Class C	—	2	3	5
Class I	—	2	9	11
Class R6	—	51	85	136
SGA Emerging Markets Growth Fund
Class A	4	3	2	9
Class C	3	3	2	8
Class I	4	6	5	15
Class R6	124	89	77	290
SGA Global Growth Fund
Class A	—	30	16	46
Class C	—	—	1	1
Class I	15	9	15	39
Class R6	107	104	90	301
SGA New Leaders Growth Fund
Class A	—	2	1	3
Class C	—	2	1	3
Class I	—	3	2	5
Class R6	—	115	80	195
Tactical Allocation Fund
Class A	—	498	424	922
Class C	—	46	24	70
Class I	—	43	38	81
Class R6	—	— (1)	— (1)	— (1)
(1)	Amount is less than $500.
During the period ended September 30, 2022, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
KAR Mid-Cap Growth Fund	$ —	$— (1)	$—	$ —	$ — (1)
KAR Small-Mid Cap Core Fund	18	6	7	10	41
SGA Global Growth Fund	—	1	— (1)	—	1
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the fiscal year (the “period”) ended September 30, 2022, it retained net commissions of $173 for Class A shares and CDSC of $23 and $60 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended September 30, 2022, the Funds incurred administration fees totaling $13,792 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended September 30, 2022, the Funds incurred transfer agent fees totaling $ $6,154 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At September 30, 2022, Virtus and its affiliates held shares of the following Fund, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
KAR Small-Mid Cap Growth Fund
Class A	10,000	$ 77
Class C	10,000	76
Class I	10,000	78
Class R6	313,143	2,436
KAR Small-Mid Cap Value Fund
Class A	10,000	78
Class C	10,000	77
Class I	10,000	78
Class R6	349,336	2,718
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2022, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this footnote. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the KAR Small-Cap Growth Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the period ended September 30, 2022, is as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Small-Cap Growth Fund
Common Stocks—35.5%
AAON, Inc.(1)	$ 219,503	$ —	$ 46,299	$ 18,625	$ (110,349)	$ —	$ —	$1,152	$—
Chefs’ Warehouse, Inc. (The)(2)	79,944	—	89,974	55,304	(45,274)	—	—	—	—
Dream Finders Homes, Inc., Class A(3)	—	63,568	$ —	—	(24,575)	38,993	3,678,552	—	—
Duck Creek Technologies, Inc.(3)	384,632	23,869	—	—	(288,885)	119,616	10,094,221	—	—
Fox Factory Holding Corp.(3)	525,111	—	98,678	64,081	(272,808)	217,706	2,752,978	—	—

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Small-Cap Growth Fund
Goosehead Insurance, Inc., Class A(3)	$ 170,672	$ 58,651	$ 53,918	$ 31,274	$ (142,867)	$ 63,812	1,790,476	$ —	$—
Holley, Inc.(3)	—	96,077	—	—	(53,106)	42,971	10,610,230	—	—
MediaAlpha, Inc., Class A(3)	86,788	—	—	—	(46,135)	40,653	4,646,036	—	—
National Research Corp.	101,610	—	—	—	(5,711)	95,899	2,409,518	2,024	—
NVE Corp.	26,400	—	—	—	(7,148)	19,252	412,690	1,651	—
Ollie’s Bargain Outlet Holdings, Inc.(1)(3)	284,140	—	174,730	10,263	(69,135)	—	—	—	—
Olo, Inc.(1)(3)	57,689	22,530	8,763	(9,479)	(838)	—	—	—	—
Omega Flex, Inc.	120,094	14,967	16,004	7,940	(47,223)	79,774	861,308	697	—
Oportun Financial Corp.(3)	65,977	1,966	16,098	97	(44,152)	7,790	1,782,554	—	—
Revolve Group, Inc., Class A(3)	—	140,331	—	—	(25,836)	114,495	5,278,701	—	—
Ryan Specialty Holdings, Inc., Class A(3)	344,632	—	104,277	38,790	36,682	315,827	7,775,150	—	—
U.S. Physical Therapy, Inc.	131,061	—	—	—	(40,977)	90,084	1,185,000	1,908	—
Total	$2,598,253	$421,959	$608,741	$216,895	$(1,188,337)	$1,246,872		$7,432	$—

(1)	Issuer is not an affiliated investment of the Fund at September 30, 2022.
(2)	Security was not an investment of the Fund at September 30, 2022.
(3)	Non-income producing.
I.	Payment from Affiliate
During the period ended September 30, 2022, the adviser and/or Subadviser reimbursed the KAR Mid-Cap Growth Fund for losses. These amounts are included in “Net increase from payment by affiliates” in the Statements of Operations. There was no impact on the total return.
J.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2022.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2022, were as follows:
	Purchases	Sales
KAR Capital Growth Fund	$ 82,991	$ 137,151
KAR Equity Income Fund	32,484	30,915
KAR Global Quality Dividend Fund	16,630	14,573
KAR Mid-Cap Core Fund	394,390	267,962
KAR Mid-Cap Growth Fund	295,532	880,617
KAR Small-Cap Core Fund	159,516	350,409
KAR Small-Cap Growth Fund	586,805	1,734,480
KAR Small-Cap Value Fund	109,507	285,617
KAR Small-Mid Cap Core Fund	324,078	222,830
KAR Small-Mid Cap Growth Fund	2,038	1,549

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	Purchases	Sales
KAR Small-Mid Cap Value Fund	$ 2,262	$ 644
SGA Emerging Markets Growth Fund	1,536	1,596
SGA Global Growth Fund	53,588	65,232
SGA New Leaders Growth Fund	4,137	1,872
Tactical Allocation Fund	172,091	271,273
Purchases  and sales of long-term U.S. Government and agency securities during the period ended September 30, 2022, were as follows:
	Purchases	Sales
Tactical Allocation Fund	$11,711	$7,623
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	KAR Capital Growth Fund				KAR Equity Income Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	770	$ 17,644	479	$ 12,774	405	$ 8,289	262	$ 5,419
Reinvestment of distributions	1,819	49,865	744	20,139	235	4,847	1,573	29,436
Shares repurchased and cross class conversions	(2,469)	(55,815)	(1,983)	(53,626)	(923)	(19,218)	(778)	(16,534)
Net Increase / (Decrease)	120	$ 11,694	(760)	$ (20,713)	(283)	$ (6,082)	1,057	$ 18,321
Class C
Shares sold and cross class conversions	21	$ 336	53	$ 1,025	86	$ 1,489	21	$ 401
Reinvestment of distributions	42	810	30	586	8	139	118	1,891
Shares repurchased and cross class conversions	(262)	(4,276)	(375)	(7,256)	(122)	(2,151)	(204)	(3,664)
Net Increase / (Decrease)	(199)	$ (3,130)	(292)	$ (5,645)	(28)	$ (523)	(65)	$ (1,372)
Class I
Shares sold and cross class conversions	334	$ 7,742	400	$ 11,257	1,122	$ 22,576	213	$ 4,642
Reinvestment of distributions	144	4,130	56	1,586	23	482	153	2,845
Shares repurchased and cross class conversions	(734)	(16,560)	(314)	(8,781)	(300)	(6,125)	(235)	(4,960)
Net Increase / (Decrease)	(256)	$ (4,688)	142	$ 4,062	845	$ 16,933	131	$ 2,527
Class R6
Shares sold and cross class conversions	54	$ 1,497	19	$ 541	46	$ 948	41	$ 884
Reinvestment of distributions	4	111	— (1)	5	3	66	16	300
Shares repurchased and cross class conversions	(15)	(364)	(3)	(103)	(14)	(289)	(34)	(709)
Net Increase / (Decrease)	43	$ 1,244	16	$ 443	35	$ 725	23	$ 475

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	KAR Global Quality Dividend Fund				KAR Mid-Cap Core Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	184	$ 2,751	54	$ 781	520	$ 25,809	452	$ 22,422
Reinvestment of distributions	32	479	39	536	27	1,495	10	462
Shares repurchased and cross class conversions	(180)	(2,696)	(210)	(2,991)	(425)	(21,995)	(277)	(13,604)
Net Increase / (Decrease)	36	$ 534	(117)	$ (1,674)	122	$ 5,309	185	$ 9,280
Class C
Shares sold and cross class conversions	32	$ 466	69	$ 929	278	$ 12,955	276	$ 12,632
Reinvestment of distributions	1	8	2	27	25	1,267	10	429
Shares repurchased and cross class conversions	(34)	(482)	(125)	(1,685)	(276)	(12,531)	(252)	(11,319)
Net Increase / (Decrease)	(1)	$ (8)	(54)	$ (729)	27	$ 1,691	34	$ 1,742
Class I
Shares sold and cross class conversions	606	$ 9,126	237	$ 3,420	11,088	$ 567,760	9,882	$ 505,077
Reinvestment of distributions	27	401	24	331	362	20,844	114	5,388
Shares repurchased and cross class conversions	(588)	(8,830)	(275)	(3,885)	(8,189)	(403,477)	(4,666)	(236,556)
Net Increase / (Decrease)	45	$ 697	(14)	$ (134)	3,261	$ 185,127	5,330	$ 273,909
Class R6
Shares sold and cross class conversions	43	$ 650	143	$ 2,026	194	$ 9,790	616	$ 32,914
Reinvestment of distributions	3	51	—	—	16	950	3	165
Shares repurchased and cross class conversions	(12)	(184)	(17)	(256)	(548)	(26,492)	(103)	(5,440)
Net Increase / (Decrease)	34	$ 517	126	$ 1,770	(338)	$ (15,752)	516	$ 27,639

	KAR Mid-Cap Growth Fund				KAR Small-Cap Core Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	994	$ 57,568	2,652	$ 177,626	297	$ 12,884	498	$ 23,084
Reinvestment of distributions	113	7,619	8	567	353	15,608	190	8,187
Shares repurchased and cross class conversions	(2,307)	(130,014)	(2,843)	(191,469)	(448)	(19,060)	(543)	(24,760)
Net Increase / (Decrease)	(1,200)	$ (64,827)	(183)	$ (13,276)	202	$ 9,432	145	$ 6,511
Class C
Shares sold and cross class conversions	209	$ 9,553	745	$ 38,851	29	$ 978	46	$ 1,693
Reinvestment of distributions	49	2,542	3	180	354	12,090	248	8,584
Shares repurchased and cross class conversions	(1,031)	(46,414)	(668)	(34,933)	(546)	(18,009)	(796)	(29,553)
Net Increase / (Decrease)	(773)	$ (34,319)	80	$ 4,098	(163)	$ (4,941)	(502)	$ (19,276)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	KAR Mid-Cap Growth Fund				KAR Small-Cap Core Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	8,605	$ 512,895	19,047	$ 1,324,506	2,597	$ 118,523	2,785	$ 135,357
Reinvestment of distributions	497	34,760	32	2,372	2,789	132,938	1,701	77,950
Shares repurchased and cross class conversions	(17,766)	(1,012,704)	(15,902)	(1,115,805)	(5,358)	(241,311)	(4,879)	(237,999)
Net Increase / (Decrease)	(8,664)	$ (465,049)	3,177	$ 211,073	28	$ 10,150	(393)	$ (24,692)
Class R6
Shares sold and cross class conversions	965	$ 57,309	1,707	$ 121,058	1,513	$ 68,743	2,794	$ 135,372
Reinvestment of distributions	42	2,965	2	139	301	14,426	187	8,625
Shares repurchased and cross class conversions	(1,856)	(96,440)	(572)	(40,554)	(2,109)	(95,556)	(1,669)	(82,597)
Net Increase / (Decrease)	(849)	$ (36,166)	1,137	$ 80,643	(295)	$ (12,387)	1,312	$ 61,400

	KAR Small-Cap Growth Fund				KAR Small-Cap Value Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,190	$ 51,050	2,008	$ 107,824	573	$ 14,370	1,471	$ 38,725
Reinvestment of distributions	1,914	89,148	1,348	71,757	79	2,220	26	636
Shares repurchased and cross class conversions	(4,451)	(183,422)	(4,374)	(232,735)	(1,012)	(25,277)	(883)	(23,214)
Net Increase / (Decrease)	(1,347)	$ (43,224)	(1,018)	$ (53,154)	(360)	$ (8,687)	614	$ 16,147
Class C
Shares sold and cross class conversions	134	$ 4,975	241	$ 11,287	48	$ 1,196	253	$ 6,360
Reinvestment of distributions	1,122	44,255	772	35,847	13	354	— (1)	10
Shares repurchased and cross class conversions	(2,086)	(72,147)	(1,611)	(75,056)	(190)	(4,664)	(273)	(7,024)
Net Increase / (Decrease)	(830)	$ (22,917)	(598)	$ (27,922)	(129)	$ (3,114)	(20)	$ (654)
Class I
Shares sold and cross class conversions	13,019	$ 547,197	15,452	$ 849,066	8,696	$ 221,327	23,917	$ 624,881
Reinvestment of distributions	12,565	606,256	9,083	497,200	713	20,021	315	7,728
Shares repurchased and cross class conversions	(39,045)	(1,637,063)	(32,646)	(1,787,851)	(15,860)	(392,909)	(16,240)	(438,305)
Net Increase / (Decrease)	(13,461)	$ (483,610)	(8,111)	$ (441,585)	(6,451)	$ (151,561)	7,992	$ 194,304
Class R6
Shares sold and cross class conversions	1,270	$ 53,101	2,700	$ 148,001	763	$ 20,337	2,599	$ 70,660
Reinvestment of distributions	533	25,848	253	13,906	39	1,088	8	184
Shares repurchased and cross class conversions	(1,318)	(55,871)	(1,148)	(63,242)	(2,129)	(51,910)	(222)	(6,064)
Net Increase / (Decrease)	485	$ 23,078	1,805	$ 98,665	(1,327)	$ (30,485)	2,385	$ 64,780

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	KAR Small-Mid Cap Core Fund				KAR Small-Mid Cap Growth Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2022		From Inception December 8, 2020 to September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	961	$ 16,434	1,648	$ 28,460	14	$ 123	80	$ 831
Reinvestment of distributions	31	598	—	—	—	—	—	—
Shares repurchased and cross class conversions	(1,051)	(17,254)	(419)	(7,441)	(25)	(230)	(12)	(134)
Net Increase / (Decrease)	(59)	$ (222)	1,229	$ 21,019	(11)	$ (107)	68	$ 697
Class C
Shares sold and cross class conversions	587	$ 9,842	1,108	$ 19,101	2	$ 24	11	$ 112
Reinvestment of distributions	22	408	—	—	—	—	—	—
Shares repurchased and cross class conversions	(271)	(4,281)	(157)	(2,784)	(1)	(6)	—	—
Net Increase / (Decrease)	338	$ 5,969	951	$ 16,317	1	$ 18	11	$ 112
Class I
Shares sold and cross class conversions	31,319	$ 542,183	42,226	$ 746,668	180	$ 1,768	202	$ 2,094
Reinvestment of distributions	772	14,989	3	56	—	—	—	—
Shares repurchased and cross class conversions	(30,000)	(491,454)	(10,477)	(188,874)	(117)	(1,076)	(16)	(164)
Net Increase / (Decrease)	2,091	$ 65,718	31,752	$ 557,850	63	$ 692	186	$ 1,930
Class R6
Shares sold and cross class conversions	616	$ 10,746	366	$ 6,531	44	$ 416	307	$ 3,080
Reinvestment of distributions	8	153	— (1)	3	—	—	—	—
Shares repurchased and cross class conversions	(465)	(7,277)	(76)	(1,321)	(4)	(36)	(5)	(51)
Net Increase / (Decrease)	159	$ 3,622	290	$ 5,213	40	$ 380	302	$ 3,029

	KAR Small-Mid Cap Value Fund				SGA Emerging Markets Growth Fund
	Year Ended September 30, 2022		From Inception August 3, 2021 to September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	81	$ 686	13	$ 131	— (1)	$ 2	2	$ 32
Reinvestment of distributions	—	— (1)	—	—	— (1)	5	— (1)	1
Shares repurchased and cross class conversions	(4)	(43)	—	—	(—) (1)	(6)	(—) (1)	(6)
Net Increase / (Decrease)	77	$ 643	13	$ 131	— (1)	$ 1	2	$ 27
Class C
Shares sold and cross class conversions	— (1)	$ 1	10	$ 103	3	$ 32	1	$ 7
Reinvestment of distributions	—	—	—	—	— (1)	2	— (1)	1
Shares repurchased and cross class conversions	—	—	—	—	(5)	(48)	—	—
Net Increase / (Decrease)	— (1)	$ 1	10	$ 103	(2)	$ (14)	1	$ 8

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	KAR Small-Mid Cap Value Fund				SGA Emerging Markets Growth Fund
	Year Ended September 30, 2022		From Inception August 3, 2021 to September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	52	$ 480	10	$ 100	2	$ 19	10	$ 137
Reinvestment of distributions	— (1)	— (1)	—	—	2	18	— (1)	6
Shares repurchased and cross class conversions	(9)	(81)	—	—	(8)	(84)	—	—
Net Increase / (Decrease)	43	$ 399	10	$ 100	(4)	$ (47)	10	$ 143
Class R6
Shares sold and cross class conversions	79	$ 729	270	$ 2,700	— (1)	$ 5	8	$ 115
Reinvestment of distributions	—	—	—	—	34	359	8	107
Shares repurchased and cross class conversions	—	—	—	—	(—) (1)	(—) (2)	(—) (1)	(3)
Net Increase / (Decrease)	79	$ 729	270	$ 2,700	34	$ 364	16	$ 219

	SGA Global Growth Fund				SGA New Leaders Growth Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2022		From Inception November 17, 2020 to September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	105	$ 2,694	220	$ 6,522	1	$ 10	10	$ 103
Reinvestment of distributions	79	2,257	34	950	—	—	—	—
Shares repurchased and cross class conversions	(372)	(8,853)	(122)	(3,623)	—	—	—	—
Net Increase / (Decrease)	(188)	$ (3,902)	132	$ 3,849	1	$ 10	10	$ 103
Class C
Shares sold and cross class conversions	17	$ 411	110	$ 3,082	—	$ —	10	$ 103
Reinvestment of distributions	20	518	8	211	—	—	—	—
Shares repurchased and cross class conversions	(83)	(1,863)	(71)	(1,962)	(—) (1)	(2)	—	—
Net Increase / (Decrease)	(46)	$ (934)	47	$ 1,331	— (1)	$ (2)	10	$ 103
Class I
Shares sold and cross class conversions	347	$ 8,599	1,109	$ 32,952	—	$ —	15	$ 155
Reinvestment of distributions	120	3,430	38	1,089	—	—	—	—
Shares repurchased and cross class conversions	(511)	(13,097)	(448)	(13,851)	—	—	—	—
Net Increase / (Decrease)	(44)	$ (1,068)	699	$ 20,190	—	$ —	15	$ 155

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	SGA Global Growth Fund				SGA New Leaders Growth Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2022		From Inception November 17, 2020 to September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	106	$ 2,828	97	$ 2,975	281	$ 2,311	586	$ 5,923
Reinvestment of distributions	173	5,122	82	2,400	—	—	—	—
Shares repurchased and cross class conversions	(129)	(3,255)	(307)	(9,567)	(—) (1)	(—) (2)	(—) (1)	(—) (2)
Net Increase / (Decrease)	150	$ 4,695	(128)	$ (4,192)	281	$ 2,311	586	$ 5,923

	Tactical Allocation Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,763	$ 21,058	4,727	$ 62,387
Shares issued-merger (See Note 12)	—	—	7,220	86,813
Reinvestment of distributions	4,277	55,565	1,092	14,523
Shares repurchased and cross class conversions	(7,747)	(89,303)	(6,765)	(89,972)
Net Increase / (Decrease)	(1,707)	$ (12,680)	6,274	$ 73,751
Class C
Shares sold and cross class conversions	130	$ 1,585	410	$ 5,550
Shares issued-merger (See Note 12)	—	—	3,374	41,685
Reinvestment of distributions	144	1,924	64	871
Shares repurchased and cross class conversions	(1,271)	(15,093)	(2,469)	(33,437)
Net Increase / (Decrease)	(997)	$ (11,584)	1,379	$ 14,669
Class I
Shares sold and cross class conversions	777	$ 9,619	1,580	$ 20,904
Shares issued-merger (See Note 12)	—	—	2,156	25,853
Reinvestment of distributions	299	3,867	90	1,191
Shares repurchased and cross class conversions	(1,951)	(21,786)	(2,270)	(29,947)
Net Increase / (Decrease)	(875)	$ (8,300)	1,556	$ 18,001
Class R6
Shares sold and cross class conversions	— (1)	$ 4	9	$ 110
Reinvestment of distributions	— (1)	— (2)	— (1)	— (2)
Shares repurchased and cross class conversions	(—) (1)	(—) (2)	(1)	(10)
Net Increase / (Decrease)	— (1)	$ 4	8	$ 100
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
Note 6. 10% Shareholders
As of September 30, 2022, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
KAR Global Quality Dividend Fund	24%	2
KAR Mid-Cap Core Fund	42	3
KAR Mid-Cap Growth Fund	27	2
KAR Small-Cap Core Fund	36	3
KAR Small-Cap Growth Fund	11	1
KAR Small-Cap Value Fund	39	1
KAR Small-Mid Cap Core Fund	49	3
KAR Small-Mid Cap Growth Fund	74	3 *
KAR Small-Mid Cap Value Fund	84	3 *
SGA Emerging Markets Growth Fund	71	3
SGA Global Growth Fund	44	3
SGA New Leaders Growth Fund	82	2 *
*	Includes affiliated shareholder account(s).
Note 7.  Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At September 30, 2022, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
KAR Capital Growth Fund	Information Technology	34%
KAR Mid-Cap Core Fund	Industrials	32
KAR Mid-Cap Growth Fund	Information Technology	29
KAR Small-Cap Core Fund	Industrials	38
KAR Small-Cap Growth Fund	Financials	30
KAR Small-Cap Value Fund	Industrials	37
KAR Small-Mid Cap Core Fund	Industrials	27
KAR Small-Mid Cap Core Fund	Information Technology	25
KAR Small-Mid Cap Growth Fund	Information Technology	25

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	Sector	Percentage of Total Investments
KAR Small-Mid Cap Value Fund	Industrials	26
SGA Emerging Markets Growth Fund	Consumer Staples	30
SGA Emerging Markets Growth Fund	Financials	25
SGA Global Growth Fund	Information Technology	35
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Fund held securities that were considered to be restricted at September 30, 2022:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
KAR Mid-Cap Growth Fund	Security Scorecard, Inc. Series E	3/5/2021	$40,000	$27,955	1.7%
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017,the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 9, 2023. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended September 30, 2022, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Funds had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
KAR Global Quality Dividend Fund	$1	$ 2,000	1.36%	8
KAR Mid-Cap Core Fund	4	16,400	4.33	2
KAR Small-Cap Growth Fund	2	13,075	1.36	4
KAR Small-Cap Value Fund	1	15,000	1.79	2
Note 11. Federal Income Tax Information
($ reported in thousands)
At September 30, 2022, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KAR Capital Growth Fund	$ 273,801	$ 241,583	$ (44,142)	$ 197,441
KAR Equity Income Fund	132,977	9,027	(9,697)	(670)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KAR Global Quality Dividend Fund	$ 38,943	$ 3,282	$ (5,234)	$ (1,952)
KAR Mid-Cap Core Fund	1,100,699	180,913	(69,002)	111,911
KAR Mid-Cap Growth Fund	1,454,225	314,046	(184,222)	129,824
KAR Small-Cap Core Fund	1,089,526	479,533	(65,677)	413,856
KAR Small-Cap Growth Fund	2,857,736	1,142,395	(477,075)	665,320
KAR Small-Cap Value Fund	731,143	256,427	(93,720)	162,707
KAR Small-Mid Cap Core Fund	1,083,040	58,541	(189,130)	(130,589)
KAR Small-Mid Cap Growth Fund	6,254	182	(1,317)	(1,135)
KAR Small-Mid Cap Value Fund	4,841	93	(988)	(895)
SGA Emerging Markets Growth Fund	4,789	429	(975)	(546)
SGA Global Growth Fund	114,714	14,681	(19,761)	(5,080)
SGA New Leaders Growth Fund	7,530	64	(1,873)	(1,809)
Tactical Allocation Fund	554,040	120,129	(95,815)	24,314
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the period ended September 30, 2022, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
KAR Global Quality Dividend Fund	$ 95	$—
KAR Small-Mid Cap Growth Fund	44	—
SGA Emerging Markets Growth Fund	21	—
SGA New Leaders Growth Fund	163	—
Tactical Allocation Fund	26,995	—
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Loss Deferred	Capital Loss Deferred
KAR Capital Growth Fund	$ —	$ 86,951	$ 2,422	$ —	$ —
KAR Equity Income Fund	2,895	4,952	—	—	—
KAR Global Quality Dividend Fund	153	—	—	—	95
KAR Mid-Cap Core Fund	—	—	2,168	3,403	—
KAR Mid-Cap Growth Fund	—	—	10,706	28,527	—
KAR Small-Cap Core Fund	5,339	96,015	—	—	—
KAR Small-Cap Growth Fund	—	458,342	19,705	—	—
KAR Small-Cap Value Fund	2,773	14,419	—	—	—
KAR Small-Mid Cap Core Fund	—	—	3,187	10,082	—
KAR Small-Mid Cap Growth Fund	—	—	32	356	44
KAR Small-Mid Cap Value Fund	11	—	—	11	—
SGA Emerging Markets Growth Fund	—	—	— (1)	288	21
SGA Global Growth Fund	—	2,654	323	—	—
SGA New Leaders Growth Fund	—	—	22	806	163
Tactical Allocation Fund	1,193	36,594	—	—	26,995
(1)	Amount is less than $500.
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
The tax character of dividends and distributions paid during the fiscal periods ended September 30, 2022 and 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
KAR Capital Growth Fund
9/30/22	$ —	$ 58,850	$ 58,850
9/30/21	—	24,000	24,000
KAR Equity Income Fund
9/30/22	5,650	200	5,850
9/30/21	1,500	35,100	36,600
KAR Global Quality Dividend Fund
9/30/22	975	—	975
9/30/21	940	—	940
KAR Mid-Cap Core Fund
9/30/22	4,839	19,906	24,745
9/30/21	1,200	5,250	6,450
KAR Mid-Cap Growth Fund
9/30/22	—	48,521	48,521
9/30/21	—	3,300	3,300
KAR Small-Cap Core Fund
9/30/22	3,960	220,000	223,960
9/30/21	2,600	127,000	129,600
KAR Small-Cap Growth Fund
9/30/22	—	827,000	827,000
9/30/21	—	668,000	668,000
KAR Small-Cap Value Fund
9/30/22	21,865	4,295	26,160
9/30/21	9,000	—	9,000
KAR Small-Mid Cap Core Fund
9/30/22	6,800	9,420	16,220
9/30/21	60	—	60
KAR Small-Mid Cap Value Fund
9/30/22	11	—	11
SGA Emerging Markets Growth Fund
9/30/22	—	420	420
9/30/21	48	77	125
SGA Global Growth Fund
9/30/22	3,846	7,504	11,350
9/30/21	2,220	2,480	4,700
Tactical Allocation Fund
9/30/22	33,235	32,710	65,945
9/30/21	7,664	10,200	17,864
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 12. Reorganization
($ reported in thousands)
On June 17, 2020, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund, (the “Merged Funds”), each series of Virtus Opportunities Trust, and Tactical Allocation Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Merged Funds for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Funds. The purpose of the transaction was to allow shareholders of all such funds to own shares of a larger combined fund and to allow shareholders of the Merged Funds to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Merged Funds. The reorganization was accomplished by a tax-free exchange of shares on October 30, 2020. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of each investment received from the Merged Funds was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
The share transactions associated with the merger are as follows:
Merged Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Merged Fund Net Asset Value of Converted Shares
Virtus Rampart Multi-Asset Trend Fund		Tactical Allocation Fund
Class A	1,008,720	Class A	943,504	$11,345
Class C	1,609,863	Class C	1,402,324	17,327
Class I	584,346	Class I	552,308	6,623
Virtus Rampart Sector Trend Fund		Tactical Allocation Fund
Class A	5,953,520	Class A	6,276,239	$75,468
Class C	1,937,610	Class C	1,971,499	24,359
Class I	1,521,103	Class I	1,603,669	19,230
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Virtus Rampart Multi-Asset Trend Fund		Virtus Rampart Sector Trend Fund		Tactical Allocation Fund
Net Assets	Unrealized Appreciation (Depreciation)	Net Assets	Unrealized Appreciation (Depreciation)	Net Assets
$35,295	$2,507	$119,057	$10,140	$715,533
The net assets of the Fund immediately following the acquisition were $869,885.
Assuming the acquisition had been completed on October 1, 2020, the Acquiring Fund’s pro-forma results of operations for the period ended September 30, 2021 would have been as follows:
Net investment income (loss)	$2,565
Net realized and unrealized gain (loss) on investments	137,788
Net increase (decrease) in net assets resulting from operations	$140,353
Because the Merged Funds and the Acquiring Fund have been managed as an integrated single fund since the reorganization date, it is not feasible to separate the income/(losses) and gains/(losses) of the Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund that have been included in the Acquiring Fund’s Statements of Changes in Net Assets since October 30, 2020.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating ASU 2020-04, but does not believe there will be a material impact.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Equity Trust and Shareholders of Virtus KAR Capital Growth Fund, Virtus KAR Equity Income Fund, Virtus KAR Global Quality Dividend Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Mid-Cap Growth Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Growth Fund, Virtus KAR Small-Cap Value Fund, Virtus KAR Small-Mid Cap Core Fund, Virtus KAR Small-Mid Cap Growth Fund, Virtus KAR Small-Mid Cap Value Fund, Virtus SGA Emerging Markets Growth Fund, Virtus SGA Global Growth Fund, Virtus SGA New Leaders Growth Fund and Virtus Tactical Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Virtus Equity Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2022, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Virtus KAR Capital Growth Fund
Virtus KAR Equity Income Fund
Virtus KAR Global Quality Dividend Fund
Virtus KAR Mid-Cap Core Fund
Virtus KAR Mid-Cap Growth Fund
Virtus KAR Small-Cap Core Fund
Virtus KAR Small-Cap Growth Fund
Virtus KAR Small-Cap Value Fund
Virtus KAR Small-Mid Cap Core Fund
Virtus SGA Emerging Markets Growth Fund
Virtus SGA Global Growth Fund
Virtus Tactical Allocation Fund	Statements of operations for the year ended September 30, 2022 and statements of changes in net assets for the years ended September 30, 2022 and 2021
Virtus KAR Small-Mid Cap Growth Fund	Statement of operations for the year ended September 30, 2022, and statement of changes in net assets for the year ended September 30, 2022 and the period December 8, 2020 (commencement of operations) through September 30, 2021
Virtus KAR Small-Mid Cap Value Fund	Statement of operations for the year ended September 30, 2022, and statement of changes in net assets for the year ended September 30, 2022 and the period August 3, 2021 (commencement of operations) through September 30, 2021
Virtus SGA New Leaders Growth Fund	Statement of operations for the year ended September 30, 2022, and statement of changes in net assets for the year ended September 30, 2022 and the period November 17, 2020 (commencement of operations) through September 30, 2021

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 23, 2022
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS EQUITY TRUST
TAX INFORMATION NOTICE (Unaudited)
September 30, 2022
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2023, the Funds will notify applicable shareholders of amounts for use in preparing 2022 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended September 30, 2022, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
KAR Capital Growth Fund	— %	— %	$ 86,982
KAR Equity Income Fund	100.00	100.00	5,004
KAR Global Quality Dividend Fund	100.00	65.23	—
KAR Small-Cap Core Fund	100.00	100.00	115,187
KAR Small-Cap Growth Fund	—	—	520,952
KAR Small-Cap Value Fund	100.00	100.00	14,427
KAR Small-Mid Cap Value Fund	100.00	100.00	—
SGA Global Growth Fund	—	—	4,670
Tactical Allocation Fund	100.00	58.57	36,603

RESULTS OF SHAREHOLDER MEETING
VIRTUS EQUITY TRUST
JUNE 28, 2022
(Unaudited)
At a special meeting of shareholders of Virtus Equity Trust (the “Trust”), held on June 28, 2022, shareholders voted on a proposal to elect seven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected. Following are the results of that vote:
Nominee	Votes For	Votes Withheld
Sarah E. Cogan	8,299,717,898.21	116,148,700.21
Deborah A. DeCotis	8,293,547,447.34	122,319,151.08
F. Ford Drummond	8,297,927,091.00	117,939,507.42
Sidney E. Harris	8,285,545,783.92	130,320,814.50
Connie D. McDaniel	8,302,141,403.20	113,725,195.22
R. Keith Walton	8,293,566,691.54	122,299,906.88
Brian T. Zino	7,977,487,634.39	438,378,964.03
Shareholders of the Trust voted to elect each of the individuals listed above as Trustees of the Trust.
In addition, at the same special meeting, shareholders of Virtus KAR Small-Cap Value Fund (the “Fund”) voted on a proposal to permit Virtus Investment Advisers, Inc., to hire, terminate and replace subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner. Following are the results of that vote:
Votes For	Votes Against	Abstain
$651,348,843.97 or 60.310% of Fund	$3,491,349.13 or 0.323% of Fund	$1,852,522.54 or 0.171% of Fund
Shareholders of the Fund voted to approve the above proposal.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 23-25, 2022, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2021 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Equity Trust, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Burke, Donald C. YOB: 1960 Served Since: 2016 103 Portfolios	Private investor (since 2009). Formerly, President and Chief Executive Officer, BlackRock U.S. Funds (2007 to 2009); Managing Director, BlackRock, Inc. (2006 to 2009); and Managing Director, Merrill Lynch Investment Managers (1990 to 2006).	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (61 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2014), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Cogan, Sarah E. YOB: 1956 Served Since: 2022 107 Portfolios	Retired Partner, Simpson Thacher & Bartlett LLP (“STB”) (law firm) (since 2019); Director, Girl Scouts of Greater New York (since 2016); Trustee, Natural Resources Defense Council, Inc. (since 2013); and formerly, Partner, STB (1989 to 2018).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (61 portfolios) and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), PIMCO Access Income Fund; Trustee (since 2021), PIMCO Flexible Emerging Markets Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2019), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2019), PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Energy and Tactical Credit Opportunities Fund, PCM Fund, Inc, PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund; Trustee (since 2019), PIMCO Managed Accounts Trust (5 portfolios); and Trustee (2019 to 2021), PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Income Opportunity Fund.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
DeCotis, Deborah A. YOB: 1952 Served Since: 2022 107 Portfolios	Director, Cadre Holdings Inc. (since 2022); Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Member, Circle Financial Group (since 2009); Member, Council on Foreign Relations (since 2013); and Trustee, Smith College (since 2017). Formerly, Director, Watford Re (2017 to 2021); Co-Chair Special Projects Committee, Memorial Sloan Kettering (2005 to 2015); and Trustee, Stanford University (2010 to 2015).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (61 portfolios) and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), PIMCO Access Income Fund; Director, Cadre Holdings Inc. (since 2022); Trustee (since 2021), PIMCO Flexible Emerging Markets Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2020), PIMCO Dynamic Income Opportunities Fund; Trustee (since 2019), PIMCO Energy and Tactical Credit Opportunities Fund and Virtus Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2018), PIMCO Flexible Municipal Income Fund; Trustee (since 2017), PIMCO Flexible Credit Income Fund and Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus Diversified Income & Convertible Fund; Trustee (since 2014), Virtus Investment Trust (13 portfolios); Trustee (2013 to 2021), PIMCO Dynamic Credit and Mortgage Income Fund; Trustee (since 2012), PIMCO Dynamic Income Fund; Trustee (since 2011), Virtus Strategy Trust (8 portfolios); Trustee (since 2011), PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund, Inc., PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., and PIMCO Managed Accounts Trust (5 portfolios); Trustee (since 2011), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; and Trustee (2011 to 2021), PIMCO Income Opportunity Fund.
Drummond, F. Ford YOB: 1962 Served Since: 2022 107 Portfolios	Owner/Operator (since 1998), Drummond Ranch; and Director (since 2015), Texas and Southwestern Cattle Raisers Association. Formerly Chairman, Oklahoma Nature Conservancy (2019 to 2020); Board Member (2006 to 2020) and Chairman (2016 to 2018), Oklahoma Water Resources Board; Director (1998 to 2008), The Cleveland Bank; and General Counsel (1998 to 2008), BMIHealth Plans (benefits administration).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (61 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund, Virtus Stone Harbor Emerging Markets Total Income Fund, The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2017), Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2014), Virtus Strategy Trust (8 portfolios); Director (since 2011), Bancfirst Corporation; and Trustee (since 2006), Virtus Investment Trust (13 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Harris, Sidney E. YOB: 1949 Served Since: 2017 100 Portfolios	Private Investor (since 2021); Dean Emeritus (since 2015), Professor (2015 to 2021 and 1997 to 2014), and Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (61 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (2 portfolios); Trustee (2013 to 2020) and Honorary Trustee (since 2020), KIPP Metro Atlanta; Director (1999 to 2019), Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Chairman (2012 to 2017), International University of the Grand Bassam Foundation; Trustee (since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 100 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm) Real Property Practice Group; and Member (since 2014), Counselors of Real Estate.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (61 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2019), 1892 Club, Inc. (non-profit); Director (2013 to 2020), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 100 Portfolios	Retired (since 2013). Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President, Global Finance Transformation (2007 to 2009); and Vice President and Controller (1999 to 2007), The Coca-Cola Company.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Director (since 2019), Global Payments Inc.; Chairperson (since 2019), Governance & Nominating Committee, Global Payments Inc; Trustee (since 2017), Virtus Mutual Fund Family (61 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2021), North Florida Land Trust; Director (2014 to 2019), Total System Services, Inc.; Member (since 2011) and Chair (2014 to 2016), Georgia State University, Robinson College of Business Board of Advisors; and Trustee (2005 to 2017), RidgeWorth Funds.
McLoughlin, Philip YOB: 1946 Served Since: 1993 110 Portfolios	Private investor since 2010.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2022) and Advisory Board Member (2021), Virtus Convertible & Income 2024 Target Term Fund and Virtus Convertible & Income Fund; Director and Chairman (since 2016), Virtus Total Return Fund Inc.; Director and Chairman (2016 to 2019), the former Virtus Total Return Fund Inc.; Director and Chairman (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (2 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director (1991 to 2019) and Chairman (2010 to 2019), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (61 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 103 Portfolios	Private investor (since 2006); and Managing Director, U.S. Trust Company of New York (1982 to 2006).	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016) Virtus Alternative Solutions Trust (2 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); and Trustee (since 2001), Virtus Mutual Fund Family (61 portfolios).
Walton, R. Keith YOB: 1964 Served Since: 2020 107 Portfolios	Venture and Operating Partner (since 2020), Plexo Capital, LLC; Venture Partner (since 2019) and Senior Adviser (2018 to 2019), Plexo, LLC; and Partner (since 2006), Global Infrastructure Partners. Formerly, Managing Director (2020 to 2021), Lafayette Square Holding Company LLC; Senior Adviser (2018 to 2019), Vatic Labs, LLC; Executive Vice President, Strategy (2017 to 2019), Zero Mass Water, LLC; and Vice President, Strategy (2013 to 2017), Arizona State University.	Trustee (since 2022) and Advisory Board Member (January 2022 to July 2022), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), Virtus Diversified Income & Convertible Fund; Advisory Board Member (since 2022), Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund II and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2020) Virtus Alternative Solutions Trust (2 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (61 portfolios); Director (since 2017), certain funds advised by Bessemer Investment Management LLC; Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (2006 to 2019), Systematica Investments Limited Funds; Director (2006 to 2017), BlueCrest Capital Management Funds; Trustee (2014 to 2017), AZ Service; Director (since 2004), Virtus Total Return Fund Inc.; and Director (2004 to 2019), the former Virtus Total Return Fund Inc.
Zino, Brian T. YOB: 1952 Served Since: 2020 107 Portfolios	Retired. Various roles (1982 to 2009), J. & W. Seligman & Co. Incorporated, including President (1994 to 2009).	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2022) and Advisory Board Member (2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2020) Virtus Alternative Solutions Trust (2 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (61 portfolios); Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (since 2014), Virtus Total Return Fund Inc.; Director (2014 to 2019), the former Virtus Total Return Fund Inc.; Trustee (since 2011), Bentley University; Director (1986 to 2009) and President (1994 to 2009), J&W Seligman Co. Inc.; Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002), ICI Mutual Insurance Company; Member, Board of Governors of ICI (1998 to 2008).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Length of Time Served and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Served Since: 2006 112 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries, and various senior officer positions with Virtus affiliates (since 2005).	Trustee, President and Chief Executive Officer (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Member, Board of Governors of the Investment Company Institute (since 2021); Trustee and President (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Chairman and Trustee (since 2015), Virtus ETF Trust II (5 portfolios); Director, President and Chief Executive Officer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (2 portfolios); Director (since 2013), Virtus Global Funds, PLC (5 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (61 portfolios); Director, President and Chief Executive Officer (since 2006), Virtus Total Return Fund Inc.; and Director, President and Chief Executive Officer (2006 to 2019), the former Virtus Total Return Fund Inc.
*Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter J. YOB: 1970	Senior Vice President (since 2017), and Vice President (2008 to 2016).	Senior Vice President, Product Development (since 2017), Vice President, Product Development (2008 to 2017), and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016) and various officer positions (since 2004), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Member (since 2022), BNY Mellon Asset Servicing Client Advisory Board.
Branigan, Timothy YOB: 1976	Vice President and Fund Chief Compliance Officer (since 2022); Assistant Vice President and Deputy Fund Chief Compliance Officer (March to May 2022); and Assistant Vice President and Assistant Chief Compliance Officer (2019 to 2022).	Various officer positions (since 2019) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Carr Kevin J. YOB: 1954	Senior Vice President (since 2013); Vice President (2005 to 2013); Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (since 2017), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009) and various officer positions (since 2005), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2005) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Smirl, Richard W. YOB: 1967	Executive Vice President (since 2021).	Chief Operating Officer (since 2021), Virtus Investment Partners, Inc.; Executive Vice President (since 2021), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President (since 2021) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Chief Operating Officer (2018 to 2021), Russell Investments; Executive Director (Jan. to July 2018), State of Wisconsin Investment Board; and Partner and Chief Operating Officer (2004 to 2018), William Blair Investment Management.

Virtus SGA Global Growth Fund,
a series of Virtus Equity Trust
(Unaudited)
Supplement dated June 30, 2022, to the Summary Prospectus and the Virtus Equity Trust
Statutory Prospectus, each dated January 28, 2022, as supplemented
IMPORTANT NOTICE TO INVESTORS
As previously announced, effective June 30, 2022, Gordon M. Marchand is no longer a portfolio manager of the Virtus SGA Global Growth Fund (the “Fund”), and Kishore Rao is added as a portfolio manager of the Fund.
The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:
•Hrishikesh Gupta, Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Mr. Gupta has served as a Portfolio Manager of the fund since January 2021.
•Kishore Rao, Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Mr. Rao has served as a Portfolio Manager of the fund since June 2022.
•Robert L. Rohn, Portfolio Manager and co-founder of SGA. Mr. Rohn has served as a Portfolio Manager of the fund and its predecessor funds since inception in December 2010.
The row for the Fund in the table under “SGA” on page 106 of the Fund’s statutory prospectus is hereby replaced with the following:
Virtus SGA Global Growth Fund	Hrishikesh Gupta (since January 2021)
Kishore Rao (since June 2022)
Robert L. Rohn (since the Predecessor Fund’s inception in December 2010)
In the narrative under the referenced table with respect to the SGA portfolio managers, the biography of Mr. Marchand is hereby removed.
Investors should retain this supplement with the Prospectuses for future reference.
VET 8019 SGA Global Growth PM Change (6/2022)

Virtus Tactical Allocation Fund (the “Fund”),
a series of Virtus Equity Trust
(Unaudited)
Supplement dated July 1, 2022, to the Summary and Statutory Prospectuses and the Statement of Additional Information (“SAI”) for the Fund listed above, each dated January 28, 2022, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective July 1, 2022, each of Newfleet Asset Management, LLC (“Newfleet”) and Stone Harbor Investment Partners, LLC (“Stone Harbor”) has merged with and into Seix Investment Advisors LLC(“Seix”), and the surviving entity has been renamed Virtus Fixed Income Advisers, LLC (“VFIA”). The portfolio management teams of Newfleet, Stone Harbor and Seix continue to operate independently of one another as separate divisions of VFIA. Prior to the merger, each of Newfleet, Stone Harbor and Seix was a wholly owned, indirect subsidiary of Virtus Investment Partners, Inc. (“Virtus”), and since the merger VFIA remains a wholly owned indirect subsidiary of Virtus.
The merger did not constitute a change in control of Newfleet, Stone Harbor or Seix that would result in the termination of the subadvisory agreements of any funds managed by those entities. Therefore, pursuant to approval by the Board of Trustees of Virtus Equity Trust, the subadvisory agreement pertaining to the fixed income portion of the Fund has been transferred to, and assumed by, VFIA effective July 1, 2022.
All references in the Fund’s Prospectuses and SAI to Newfleet as a subadviser to the Fund are hereby changed to, “Virtus Fixed Income Advisers, LLC, an affiliate of VIA, operating through its division Newfleet Asset Management.”
All references in the Fund’s Prospectuses to Newfleet as the employer of the Fund’s fixed income portfolio managers for the period beginning on July 1, 2022, are hereby changed to refer to “Newfleet Asset Management, a division of Virtus Fixed Income Advisers, LLC.” (References to Newfleet for periods of time prior to July 1, 2022, are unchanged.)
The following disclosure regarding VFIA replaces the disclosure regarding Newfleet in the section “The Subadvisers” beginning on page 103 of the Fund’s Statutory Prospectus and replaces the first paragraph of the disclosure regarding Newfleet in the section “Subadvisers and Subadvisory Agreements” beginning on page 89 of the SAI:
“Virtus Fixed Income Advisers, LLC, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VFIA operates through its division, Newfleet Asset Management (‘Newfleet’), in subadvising the fixed income portion of the Tactical Allocation Fund. As of May 31, 2022, the three advisers that merged into VFIA on July 1, 2022 had approximately $37.1 billion in aggregate assets under management.
The Newfleet division of VFIA acts as subadviser to mutual funds and as adviser to institutions and individuals. As of May 31, 2022, the Newfleet division of VFIA had approximately $8.9 billion in assets under management. Newfleet Asset Management, LLC, which merged with and into VFIA on July 1, 2022, and the former portfolio management team of which now operates as the Newfleet division of VFIA, had been an investment adviser since 1989.”
VET 8019/VFIA Announcement (7/2022)

THIS PAGE INTENTIONALLY BLANK.

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8015	11-22

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

Other than certain non-substantive changes, there have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.
(a)(2)	The Registrant’s Board of Trustees has determined that each of Donald C. Burke, Connie D. McDaniel and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

•

Registrant may incorporate the following information by reference, if this information has been disclosed in the registrant’s definitive proxy statement or definitive information statement. The proxy statement or information statement must be filed no later than 120 days after the end of the fiscal year covered by the Annual Report.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years ended September 30, 2021 and September 30, 2022 are $274,360 and $301,796, respectively.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item for fiscal years ended September 30, 2021 and September 30, 2022 are $20,402 and $17,841, respectively. Such audit-related fees include out of pocket expenses.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by     the principal accountant for tax compliance, tax advice, and tax planning for fiscal years ended September 30, 2021 and September 30, 2022 are $77,550 and $90,867, respectively.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are for fiscal years ended September 30, 2021 and September 30, 2022 are $0 and $0, respectively.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Equity Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal years ended September 30, 2021 and September 30, 2022 are $97,952 and $108,708, respectively.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)
Date 11/30/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)
Date 11/30/2022

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)
Date 11/30/2022

*	Print the name and title of each signing officer under his or her signature.